SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 15

and/ or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52

American National Variable Annuity Separate Account

(Exact Name of Registrant)

American National Insurance Company

(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(409)763-4661

(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Senior Vice President	Gregory Garrison
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On May 1, 2013 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On May 1, 2013 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY

Issued by American National Insurance Company

Home Office: One Moody Plaza, Galveston, Texas 77550-7947

1-800-306-2959

To make Service, Transaction Requests,

or Additional Purchase Payments, mail to:

American National Variable Contracts Department

P. O. Box 9001, League City, Texas 77574

Proper Lockbox Payments may also be sent to P. O. Box 4531, Houston, Texas 77210-4531

Prospectus May 1, 2013

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to the American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products Service Class 2	Federated Insurance Series
VIP Money Market Portfolio	Federated Managed Volatility Fund II
VIP Mid Cap Portfolio	Federated High Income Bond Fund II – Primary Shares
VIP Index 500 Portfolio	Federated Fund for U.S. Government Securities II
VIP Contrafund® Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Growth Strategies Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Growth Opportunities Portfolio	The Alger Portfolios – Class I-2 Shares
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio[2]
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth & Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Growth & Income Portfolio
VIP Value Strategies Portfolio	Alger Balanced Portfolio
T. Rowe Price	AIM Variable Insurance Funds (Invesco Variable
Equity Income Portfolio	Insurance Funds) – Series I Shares
Mid-Cap Growth Portfolio[1]	Invesco V.I. Global Health Care Fund
International Stock Portfolio	Invesco V.I. Small Cap Equity Fund
Limited-Term Bond Portfolio	Invesco V.I. Utilities Fund
MFS ® Variable Insurance Trust – Initial Class Shares	Invesco V.I. Mid Cap Growth Fund[3]
MFS Core Equity Series	Invesco V.I. Diversified Dividend Fund
MFS Growth Series	Invesco V.I. Technology Fund
MFS Research Series	Invesco V.I. Global Real Estate Fund
MFS Investors Trust Series

[1]	Not available for investment in Contracts issued on or after May 1, 2004.
[2]	Not available for investment for Contracts issued on or after July 1, 2007.
[3]	Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or calling us at 1-800-306-2959. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5-13

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GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Home Office. American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading. Accumulation Values are calculated on Valuation Dates.

Valuation Period. The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

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SYNOPSIS

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our Home Office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 and receive a refund. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

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What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•	monthly payments for a number of years;

•	payments for life;

•	payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59 1/2.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)

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If I have questions, where can I go?

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

FEE TABLES

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments: 0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered

Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

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EXCHANGE FEE	$10

A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE[1]	$35

SEPARATE ACCOUNT ANNUAL EXPENSES

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

[1]	Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.
[2]	These fees do not apply to funds in the Fixed Account.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses	0.35%	2.37%
(before fee waivers or reimbursements)

[3]

Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2012. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.53% respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70%, an expense risk fee of .45%, and an administrative asset fee of .10%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

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Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2012. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,112	$ 1,027	$ 844	$ 467

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,112	$ 1,027	$ 844	$ 467

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 447	$ 451	$ 456	$ 467

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2012. Your actual expenses will vary depending upon the Portfolios you select. Although your actual costs may be higher, based on these assumptions, your cost would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 863	$ 813	$ 647	$ 248

If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 863	$ 813	$ 647	$ 248

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 198	$ 208	$ 218	$ 248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND*
Accumulation Unit Value at beginning of period	$21.287	$1.025	$0.818
Accumulation Unit Value at end of period	$9.671	$21.287	$1.025
Number of Accumulation Units outstanding at end of period	1,581	826	20,520

INVESCO V.I. DIVERSIFIED DIVIDEND FUND**
Accumulation Unit Value at beginning of period	$23.442	$0.564	$0.510
Accumulation Unit Value at end of period	$27.498	$23.442	$0.564
Number of Accumulation Units outstanding at end of period	1,396	1,401	48,545

INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.197	$1.165	$1.129
Accumulation Unit Value at end of period	$1.430	$1.197	$1.165
Number of Accumulation Units outstanding at end of period	19,146	45,490	35,942

INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.264	$2.450	$2.110
Accumulation Unit Value at end of period	$2.865	$2.264	$2.450
Number of Accumulation Units outstanding at end of period	176,609	205,575	242,983

INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.113	$1.135	$0.893
Accumulation Unit Value at end of period	$1.252	$1.113	$1.135
Number of Accumulation Units outstanding at end of period	162,117	197,678	192,527

INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.618	$0.659	$0.550
Accumulation Unit Value at end of period	$0.680	$0.618	$0.659
Number of Accumulation Units outstanding at end of period	202,127	188,629	231,876

INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.242	$1.079	$1.028
Accumulation Unit Value at end of period	$1.271	$1.242	$1.079
Number of Accumulation Units outstanding at end of period	240,492	259,386	373,980

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund. Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund. Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s named changed to Invesco Diversified Dividend Fund.

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2009	2008	2007	2006	2005	2004	2003

$0.595	$1.160	$1.047	$0.913	$0.834	$0.745	$0.547
$0.818	$0.595	$1.160	$1.047	$0.913	$0.834	$0.745
21,518	22,872	26,662	28,240	13,324	11,174	3,242

$0.411	$1.026	$1.335	$1.160	$1.109	$1.032	$0.806
$0.510	$0.411	$1.026	$1.335	$1.160	$1.109	$1.032
48,768	49,002	52,583	47,020	30,355	27,199	28,330

$0.888	$1.259	$1.139	$1.096	$1.025	$0.965	$0.764
$1.129	$0.888	$1.259	$1.139	$1.096	$1.025	$0.965
31,193	43,043	48,116	69,087	66,650	60,714	59,190

$1.624	$2.969	$3.181	$2.258	$2.000	$1.482	$1.081
$2.110	$1.624	$2.969	$3.181	$2.258	$2.000	$1.482
291,465	273,751	321,097	312,345	168,462	140,225	77,480

$0.745	$1.098	$1.035	$0.918	$0.883	$0.785	$0.595
$0.893	$0.745	$1.098	$1.035	$0.918	$0.883	$0.785
173,726	163,995	189,489	98,355	44,064	25,092	1,302

$0.354	$0.645	$0.606	$0.555	$0.550	$0.532	$0.371
$0.550	$0.354	$0.645	$0.606	$0.555	$0.550	$0.532
309,009	158,145	134,166	109,421	81,428	53,014	62,777

$0.904	$1.354	$1.136	$0.916	$0.794	$0.650	$0.560
$1.028	$0.904	$1.354	$1.136	$0.916	$0.794	$0.650
509,033	570,991	632,820	333,164	211,088	20,564	13,193

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ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.086	$1.099	$1.008
Accumulation Unit Value at end of period	$1.140	$1.086	$1.099
Number of Accumulation Units outstanding at end of period	459,656	660,907	784,438

ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.789	$0.802	$0.714
Accumulation Unit Value at end of period	$0.857	$0.789	$0.802
Number of Accumulation Units outstanding at end of period	358,117	379,583	377,609

ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.818	$0.777	$0.701
Accumulation Unit Value at end of period	$0.908	$0.818	$0.777
Number of Accumulation Units outstanding at end of period	125,573	133,124	133,397

ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.970	$0.985	$0.874
Accumulation Unit Value at end of period	$1.134	$0.970	$0.985
Number of Accumulation Units outstanding at end of period	485,840	504,484	625,965

ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.014	$1.119	$0.949
Accumulation Unit Value at end of period	$1.164	$1.014	$1.119
Number of Accumulation Units outstanding at end of period	290,568	353,563	496,881

ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.005	$1.051	$0.849
Accumulation Unit Value at end of period	$1.117	$1.005	$1.051
Number of Accumulation Units outstanding at end of period	259,982	342,195	471,322

AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.071
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

14

2009	2008	2007	2006	2005	2004	2003

$0.789	$1.170	$1.054	$1.019	$0.951	$0.920	$0.783
$1.008	$0.789	$1.170	$1.054	$1.019	$0.951	$0.920
1,069,239	1,112,868	1,287,028	1,344,254	1,361,716	1,108,051	987,473

$0.491	$0.923	$0.778	$0.749	$0.677	$0.649	$0.486
$0.714	$0.491	$0.923	$0.778	$0.749	$0.677	$0.649
377,935	414,854	349,749	313,600	957,580	1,070,297	515,856

$0.534	$0.897	$0.824	$0.763	$0.747	$0.701	$0.546
$0.701	$0.534	$0.897	$0.824	$0.763	$0.747	$0.701
130,398	148,817	221,643	152,370	143,489	152,528	92,239

$0.585	$1.080	$0.818	$0.695	$0.614	$0.575	$0.432
$0.874	$0.585	$1.080	$0.818	$0.695	$0.614	$0.575
667,271	954,951	731,831	156,812	109,188	100,947	312,992

$0.633	$1.538	$1.183	$1.087	$1.002	$0.897	$0.614
$0.949	$0.633	$1.538	$1.183	$1.087	$1.002	$0.897
671,075	690,014	561,646	417,105	258,789	287,287	165,356

$0.590	$1.119	$0.966	$0.814	$0.705	$0.612	$0.435
$0.849	$0.590	$1.119	$0.966	$0.814	$0.705	$0.612
545,072	653,078	624,054	496,508	115,807	67,068	38,235

$0.916	$1.205	$1.163	$1.057	$1.065	$1.016	$0.857
$1.071	$0.916	$1.205	$1.163	$1.057	$1.065	$1.016
768,015	977,284	1,415,138	1,277,414	1,386,976	989,173	470,378

15

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	—	$—	$0.954
Accumulation Unit Value at end of period	—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	—	$—	$0.673
Accumulation Unit Value at end of period	—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	—	$—	$1.094
Accumulation Unit Value at end of period	—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED MANAGED VOLATILITY FUND II**
Accumulation Unit Value at beginning of period	$1.125	$1.086	$0.981
Accumulation Unit Value at end of period	$1.262	$1.125	$1.086
Number of Accumulation Units outstanding at end of period	309,687	330,950	316,890

FEDERATED EQUITY INCOME FUND II**
Accumulation Unit Value at beginning of period	—	$—	$0.834
Accumulation Unit Value at end of period	—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.792	$1.725	$1.522
Accumulation Unit Value at end of period	$2.031	$1.792	$1.725
Number of Accumulation Units outstanding at end of period	463,112	552,477	617,819

FEDERATED KAUFMANN FUND II – Primary Shares**
Accumulation Unit Value at beginning of period	$1.196	$1.396	$1.188
Accumulation Unit Value at end of period	$1.386	$1.196	$1.396
Number of Accumulation Units outstanding at end of period	64,990	107,505	129,284

FEDERATED MID CAP GROWTH STRATEGIES FUND II**
Accumulation Unit Value at beginning of period	—	$—	$0.744
Accumulation Unit Value at end of period	—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.
**	On 3/12/10, the Federated Mid Cap Growth Strategies Fund II merged into the Federated Kaufmann Fund II; and the Federated Equity Income Fund II merged into the Federated Capital Income Fund II. On 12/2/11, the Federated Capital Income Fund II became the Federated Managed Volatility Fund II.

16

2009	2008	2007	2006	2005	2004	2003

$0.830	$1.198	$1.204	$1.030	$1.019	$0.944	$0.766
$0.954	$0.830	$1.198	$1.204	$1.030	$1.019	$0.944
587,191	672,581	740,053	690,934	778,558	657,275	380,154

$0.553	$0.891	$0.856	$0.766	$0.751	$0.708	$0.564
$0.673	$0.553	$0.891	$0.856	$0.766	$0.751	$0.708
299,836	368,754	259,558	276,081	387,541	334,158	62,589

$1.107	$1.104	$1.069	$1.036	$1.022	$1.026	$1.033
$1.094	$1.107	$1.104	$1.069	$1.036	$1.022	$1.026
3,066,377	3,591,579	861,323	805,899	672,106	738,077	2,433,948

$0.774	$0.984	$0.957	$0.838	$0.797	$0.734	$0.616
$0.981	$0.774	$0.984	$0.957	$0.838	$0.797	$0.734
50,209	61,449	77,154	114,636	109,287	83,893	152,489

$0.733	$1.066	$1.057	$0.869	$0.851	$0.763	$0.607
$0.834	$0.733	$1.066	$1.057	$0.869	$0.851	$0.763
288,066	284,760	311,840	141,574	160,561	156,270	62,499

$1.007	$1.378	$0.998	$0.932	$0.876	$0.806	$0.626
$1.522	$1.007	$1.378	$0.998	$0.932	$0.876	$0.806
751,026	642,225	638,630	103,520	77,350	66,127	22,630

$0.936	$1.627	$1.360	$1.229	$1.067	$0.937	$0.740
$1.188	$0.936	$1.627	$1.353	$1.229	$1.067	$0.937
79,558	56,637	58,681	1,666,974	1,739,335	1,387,580	889,891

$0.577	$1.033	$0.886	$1.095	$—	N/A	N/A
$0.744	$0.577	$1.033	$1.297	$1.095	N/A	N/A
175,917	240,063	177,457	87,418	4,196	N/A	N/A

17

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.273	$1.260	$1.175
Accumulation Unit Value at end of period	$1.381	$1.273	$1.260
Number of Accumulation Units outstanding at end of period	134,693	142,997	139,494

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.261	$1.207	$1.161
Accumulation Unit Value at end of period	$1.283	$1.261	$1.207
Number of Accumulation Units outstanding at end of period	268,957	247,984	271,889

FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.888	$0.990	$0.804
Accumulation Unit Value at end of period	$0.979	$0.888	$0.990
Number of Accumulation Units outstanding at end of period	226,944	238,052	178,454

FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.319	$1.374	$1.189
Accumulation Unit Value at end of period	$1.514	$1.319	$1.374
Number of Accumulation Units outstanding at end of period	1,462,611	1,662,256	1,841,464

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.063	$1.069	$0.941
Accumulation Unit Value at end of period	$1.229	$1.063	$1.069
Number of Accumulation Units outstanding at end of period	534,931	693,601	374,113

FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.119	$1.118	$0.987
Accumulation Unit Value at end of period	$1.308	$1.119	$1.118
Number of Accumulation Units outstanding at end of period	157,918	164,285	175,523

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.819	$0.813	$0.666
Accumulation Unit Value at end of period	$0.965	$0.819	$0.813
Number of Accumulation Units outstanding at end of period	362,880	392,400	374,706

FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.911	$0.906	$0.799
Accumulation Unit Value at end of period	$1.041	$0.911	$0.906
Number of Accumulation Units outstanding at end of period	1,162,435	1,343,242	1,716,289

18

2009	2008	2007	2006	2005	2004	2003

$0.988	$1.078	$1.036	$1.231	$1.214	$1.112	$0.921
$1.175	$0.988	$1.078	$1.348	$1.231	$1.214	$1.112
163,938	217,706	201,429	489,580	491,291	376,152	370,954

$1.117	$1.084	$1.033	$1.198	$—	N/A	N/A
$1.161	$1.117	$1.084	$1.360	$1.198	N/A	N/A
157,011	119,190	52,154	18,654	3,374	N/A	N/A

$0.584	$1.156	$0.998	$0.828	$0.744	$0.652	$0.471
$0.804	$0.584	$1.156	$0.886	$0.828	$0.744	$0.652
288,341	270,662	196,626	156,749	66,964	29,527	6,241

$0.888	$1.569	$1.353	$1.006	$—	N/A	N/A
$1.189	$0.888	$1.569	$1.036	$1.006	N/A	N/A
2,186,187	2,359,975	2,225,007	90,531	6,087	N/A	N/A

$0.733	$1.298	$1.297	$1.003	$—	N/A	N/A
$0.941	$0.733	$1.298	$1.033	$1.003	N/A	N/A
368,479	350,682	308,624	23,870	3,889	N/A	N/A

$0.787	$1.371	$1.240	$1.112	—	N/A	N/A
$0.987	$0.787	$1.371	$1.240	1.112	N/A	N/A
190,198	179,412	146,446	76,562	44,565	N/A	N/A

$0.463	$1.045	$0.861	$0.829	$0.772	$0.731	$0.572
$0.666	$0.463	$1.045	$0.861	$0.829	$0.772	$0.731
395,933	306,686	423,299	221,807	169,855	95,917	61,983

$0.640	$1.031	$0.992	$0.870	$0.842	$0.772	$0.610
$0.799	$0.640	$1.031	$0.992	$0.870	$0.842	$0.772
2,094,174	2,137,982	2,205,481	1,775,792	1,357,761	1,226,655	850,841

19

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.301	$1.231	$1.158
Accumulation Unit Value at end of period	$1.358	$1.301	$1.231
Number of Accumulation Units outstanding at end of period	392,972	396,352	597,106

FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.108	$2.394	$1.884
Accumulation Unit Value at end of period	$2.386	$2.108	$2.394
Number of Accumulation Units outstanding at end of period	795,051	1,062,672	1,506,893

FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.979	$0.991	$—
Accumulation Unit Value at end of period	$0.968	$0.979	$0.991
Number of Accumulation Units outstanding at end of period	1,325,743	2,263,622	2,675,796

FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.891	$0.982	$0.917
Accumulation Unit Value at end of period	$1.000	$0.891	$0.982
Number of Accumulation Units outstanding at end of period	136,454	140,518	140,451

FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.033	$1.074	$0.925
Accumulation Unit Value at end of period	$1.230	$1.033	$1.074
Number of Accumulation Units outstanding at end of period	119,141	152,608	165,567

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.173	$1.305	$1.044
Accumulation Unit Value at end of period	$1.473	$1.173	$1.305
Number of Accumulation Units outstanding at end of period	162,046	224,437	377,799

MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.732	$0.748	$0.646
Accumulation Unit Value at end of period	$0.840	$0.732	$0.748
Number of Accumulation Units outstanding at end of period	16,570	18,462	35,711

MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.673	$0.684	$0.600
Accumulation Unit Value at end of period	$0.781	$0.673	$0.684
Number of Accumulation Units outstanding at end of period	153,823	159,013	167,490

20

2009	2008	2007	2006	2005		2004	2003

$1.014	$1.064	$1.035	$1.006		$—	—	—
$1.158	$1.014	$1.064	$1.035		$1.006	—	—
229,243	209,173	231,999	157,392		97,623	—	—

$1.364	$2.287	$2.007	$1.807		$1.549	$1.258	$0.921
$1.884	$1.364	$2.287	$2.007		$1.807	$1.549	$1.258
1,468,224	1,509,570	1,510,292	1,110,006		1,206,303	919,800	365,393

—	—	—	—		—	—	—
—	—	—	—		—	—	—
—	—	—	—		—	—	—

$0.715	$1.315	$1.277	$1.125		$—	—	—
$0.917	$0.715	$1.315	$1.277		$1.125	—	—
35,627	60,820	72,702	14,492		17,228	—	—

$0.659	$1.249	$1.241	$1.098	$		—	—
$0.925	$0.659	$1.249	$1.241		$1.098	—	—
125,353	131,306	132,071	63,231		8,851	—	—

$0.673	$1.399	$1.343	$1.172		$—	—	—
$1.044	$0.673	$1.399	$1.343		$1.172	—	—
267,722	280,949	341,099	150,775		—	—	—

$0.494	$0.821	$0.748	$0.665		$0.662	$0.595	$0.473
$0.646	$0.494	$0.821	$0.748		$0.665	$0.662	$0.595
53,945	62,906	76,213	79,258		69,832	78,131	119,085

$0.441	$0.713	$0.596	$0.559		$0.518	$0.464	$0.361
$0.600	$0.441	$0.713	$0.596		$0.559	$0.518	$0.464
231,869	285,284	263,367	195,752		174,018	71,128	76,831

21

ACCUMULATION UNIT VALUES

For Contracts With No Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.980	$1.014	$0.926
Accumulation Unit Value at end of period	$1.154	$0.980	$1.014
Number of Accumulation Units outstanding at end of period	11,195	92,892	238,923

MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.871	$0.885	$0.750
Accumulation Unit Value at end of period	$1.009	$0.871	$0.885
Number of Accumulation Units outstanding at end of period	6,046	6,200	8,262

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.394	$1.421	$1.250
Accumulation Unit Value at end of period	$1.613	$1.394	$1.421
Number of Accumulation Units outstanding at end of period	993,332	1,280,251	1,391,678

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.863	$1.002	$0.886
Accumulation Unit Value at end of period	$1.010	$0.863	$1.002
Number of Accumulation Units outstanding at end of period	994,302	1,185,862	1,426,368

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.398	$1.393	$1.368
Accumulation Unit Value at end of period	$1.416	$1.398	$1.393
Number of Accumulation Units outstanding at end of period	268,235	400,545	487,305

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.793	$1.838	$1.458
Accumulation Unit Value at end of period	$2.018	$1.793	$1.838
Number of Accumulation Units outstanding at end of period	11,160	58,974	137,161

22

2009	2008	2007	2006	2005	2004	2003

$0.737	$1.114	$1.022	$0.916	$0.864	$0.785	$0.650
$0.926	$0.737	$1.114	$1.022	$0.916	$0.864	$0.785
243,147	268,793	395,301	411,939	443,395	464,113	407,518

$0.599	$0.949	$0.849	$0.777	$0.730	$0.638	$0.517
$0.750	$0.599	$0.949	$0.849	$0.777	$0.730	$0.638
8,150	14,343	18,335	83,405	135,502	145,557	147,957

$1.007	$1.596	$1.564	$1.330	$1.296	$1.141	$0.920
$1.250	$1.007	$1.596	$1.564	$1.330	$1.296	$1.141
1,776,669	1,852,222	1,852,085	1,423,550	1,734,496	1,430,280	1,088,766

$0.589	$1.161	$1.040	$0.884	$0.771	$0.686	$0.532
$0.886	$0.589	$1.161	$1.040	$0.884	$0.771	$0.686
1,230,882	1,383,770	1,224,019	692,466	1,127,428	1,011,214	448,455

$1.277	$1.273	$1.222	$1.188	$1.182	$1.183	$1.148
$1.368	$1.277	$1.273	$1.222	$1.188	$1.182	$1.183
562,706	543,725	604,346	551,769	497,522	290,277	305,027

$1.009	$1.695	$1.460	$1.386	$1.222	$1.045	$0.765
$1.458	$1.009	$1.695	$1.460	$1.386	$1.222	$1.045
166,341	174,931	223,923	244,045	278,243	330,082	263,494

23

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND*
Accumulation Unit Value at beginning of period	$21.211	$1.005	$0.823
Accumulation Unit Value at end of period	$9.656	$—	$1.005
Number of Accumulation Units outstanding at end of period	—	21.211	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND**
Accumulation Unit Value at beginning of period	$23.470	$0.553	$0.508
Accumulation Unit Value at end of period	$27.476	$—	$0.553
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.171	$1.143	$1.101
Accumulation Unit Value at end of period	$1.369	$1.171	$1.143
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.215	$2.403	$2.073
Accumulation Unit Value at end of period	$2.798	$2.215	$2.403
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.089	$1.112	$0.878
Accumulation Unit Value at end of period	$1.223	$1.089	$1.112
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.605	$0.646	$0.540
Accumulation Unit Value at end of period	$0.664	$0.605	$0.646
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.215	$1.058	$1.001
Accumulation Unit Value at end of period	$1.241	$1.215	$1.058
Number of Accumulation Units outstanding at end of period	—	—	—

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund. Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund. Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s named changed to Invesco Diversified Dividend Fund.

24

2009	2008	2007	2006	2005	2004	2003

$0.586	$1.145	$1.035	$0.904	$0.828	$0.741	$0.545
$0.823	$0.586	$1.145	$1.035	$0.904	$0.828	$0.741
—	—	—	—	—	—	—

$0.405	$1.012	$1.319	$1.149	$1.100	$1.027	$0.803
$0.508	$0.405	$1.012	$1.319	$1.149	$1.100	$1.027
—	—	—	—	—	—	—

$0.874	$1.242	$1.126	$1.085	$1.018	$0.959	$0.761
$1.101	$0.874	$1.242	$1.126	$1.085	$1.018	$0.959
—	—	—	—	—	—	—

$1.599	$2.929	$3.145	$2.236	$1.985	$1.474	$1.077
$2.073	$1.599	$2.929	$3.145	$2.236	$1.985	$1.474
—	—	—	11,746	13,594	8,999	—

$0.734	$1.083	$1.023	$0.909	$0.876	$0.780	$0.593
$0.878	$0.734	$1.083	$1.023	$0.909	$0.876	$0.780
—	—	—	—	—	—	—

$0.348	$0.636	$0.599	$0.550	$0.546	$0.529	$0.369
$0.540	$0.348	$0.636	$0.599	$0.550	$0.546	$0.529
—	—	—	—	—	—	—

$0.891	$1.335	$1.123	$0.907	$0.788	$0.646	$0.558
$1.001	$0.891	$1.335	$1.123	$0.907	$0.788	$0.646
—	—	—	—	—	—	—

25

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.060	$1.075	$0.988
Accumulation Unit Value at end of period	$1.111	$1.060	$1.075
Number of Accumulation Units outstanding at end of period	—	—	336

ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.771	$0.785	$0.702
Accumulation Unit Value at end of period	$0.835	$0.771	$0.785
Number of Accumulation Units outstanding at end of period	—	—	—

ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.799	$0.760	$0.770
Accumulation Unit Value at end of period	$0.885	$0.799	$0.760
Number of Accumulation Units outstanding at end of period	1,272	1,280	1,288

ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.947	$0.964	$0.953
Accumulation Unit Value at end of period	$1.105	$0.947	$0.964
Number of Accumulation Units outstanding at end of period	1,570	1,580	2,075

ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.990	$1.095	$0.930
Accumulation Unit Value at end of period	$1.135	$0.990	$1.095
Number of Accumulation Units outstanding at end of period	37	49	60

ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.982	$1.028	$0.832
Accumulation Unit Value at end of period	$1.089	$0.982	$1.028
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.993
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

26

2009	2008	2007	2006	2005	2004	2003

$0.775	$1.152	$1.040	$1.007	$0.942	$0.913	$0.778
$0.988	$0.775	$1.152	$1.040	$1.007	$0.942	$0.913
343	353	360	366	374	383	393

$0.482	$0.908	$0.768	$0.741	$0.670	$0.644	$0.483
$0.702	$0.482	$0.908	$0.768	$0.741	$0.670	$0.644
—	—	—	—	—	—	—

$0.527	$0.883	$0.813	$0.754	$0.740	$0.695	$0.543
$0.770	$0.527	$0.883	$0.813	$0.754	$0.740	$0.695
1,298	1,313	1,322	1,332	1,342	1,354	1,367

$0.575	$1.063	$0.807	$0.686	$0.608	$0.570	$0.429
$0.953	$0.575	$1.063	$0.807	$0.686	$0.608	$0.570
2,098	2,131	2,153	2,174	2,198	2,225	2,255

$0.621	$1.514	$1.167	$1.075	$0.992	$0.890	$0.611
$0.930	$0.621	$1.514	$1.167	$1.075	$0.992	$0.890
72	85	99	108	119	131	38

$0.580	$1.101	$0.953	$0.805	$0.698	$0.608	$0.433
$0.832	$0.580	$1.101	$0.953	$0.805	$0.698	$0.608
—	—	—	6,334	—	—	—

$0.900	$1.186	$1.147	$1.045	$1.055	$1.009	$0.852
$0.993	$0.900	$1.186	$1.147	$1.045	$1.055	$1.009
6,043	6,088	6,140	6,208	6,218	6,263	43,897

27

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.954
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.662
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.073
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED MANAGED VOLATILITY FUND II**
Accumulation Unit Value at beginning of period	$1.098	$1.063	$0.962
Accumulation Unit Value at end of period	$1.203	$1.098	$1.063
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED EQUITY INCOME FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.818
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.751	$1.688	$1.492
Accumulation Unit Value at end of period	$1.980	$1.751	$1.688
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED KAUFMANN FUND II – Primary Shares**
Accumulation Unit Value at beginning of period	$1.180	$1.380	$1.186
Accumulation Unit Value at end of period	$1.365	$1.180	$1.380
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED MID CAP GROWTH STRATEGIES FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.730
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.
**	On 3/12/10, the Federated Mid Cap Growth Strategies Fund II merged into the Federated Kaufmann Fund II; and the Federated Equity Income Fund II merged into the Federated Capital Income Fund II. On 12/2/11, the Federated Capital Income Fund II became the Federated Managed Volatility Fund II.

28

2009	2008	2007	2006	2005	2004	2003

$0.816	$1.179	$1.188	$1.018	$1.010	$0.937	$0.762
$0.954	$0.816	$1.179	$1.188	$1.018	$1.010	$0.937
73	86	101	29,465	29,376	41,193	28,025

$0.543	$0.877	$0.844	$0.757	$0.744	$0.702	$0.560
$0.662	$0.543	$0.877	$0.844	$0.757	$0.744	$0.702
—	—	—	—	—	—	—

$1.087	$1.087	$1.054	$1.024	$1.012	$1.018	$1.027
$1.073	$1.087	$1.087	$1.054	$1.024	$1.012	$1.018
—	—	—	—	—	—	—

$0.760	$0.968	$0.944	$0.828	$0.790	$0.729	$0.612
$0.962	$0.760	$0.968	$0.944	$0.828	$0.790	$0.729
—	—	—	—	—	—	—

$0.720	$1.050	$1.043	$0.859	$0.843	$0.758	$0.604
$0.818	$0.720	$1.050	$1.043	$0.859	$0.843	$0.758
—	—	—	—	—	—	—

$0.990	$1.356	$1.330	$1.217	$1.202	$1.104	$0.916
$1.492	$0.990	$1.356	$1.330	$1.217	$1.202	$1.104
—	—	—	—	—	—	—

$0.929	$1.618	$1.356	$1.197	$—	—	—
$1.186	$0.929	$1.618	$1.356	$1.197	—	—
—	—	—	—	—	—	—

$0.566	$1.017	$0.874	$0.819	$0.737	$0.647	$0.468
$0.730	$0.566	$1.017	$0.874	$0.819	$0.737	$0.647
—	—	—	—	—	—	—

29

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.257	$1.246	$1.164
Accumulation Unit Value at end of period	$1.359	$1.257	$1.246
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.245	$1.193	$1.151
Accumulation Unit Value at end of period	$1.264	$1.245	$1.193
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.869	$0.971	$0.790
Accumulation Unit Value at end of period	$0.956	$0.869	$0.971
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.289	$1.344	$0.973
Accumulation Unit Value at end of period	$1.476	$1.289	$1.344
Number of Accumulation Units outstanding at end of period	194	195	196

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.049	$1.057	$0.932
Accumulation Unit Value at end of period	$1.210	$1.049	$1.057
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.105	$1.105	$0.978
Accumulation Unit Value at end of period	$1.288	$1.105	$1.105
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.800	$0.795	$0.653
Accumulation Unit Value at end of period	$0.941	$0.800	$0.795
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.890	$0.886	$0.795
Accumulation Unit Value at end of period	$1.104	$0.890	$0.886
Number of Accumulation Units outstanding at end of period	—	—	382

30

2009	2008	2007	2006	2005	2004	2003

$0.980	$1.073	$1.032	$1.005	$—	—	—
$1.164	$0.980	$1.073	$1.032	$1.005	—	—
—	—	—	—	—	—	—

$1.109	$1.079	$1.029	$1.002	$—	—	—
$1.151	$1.109	$1.079	$1.029	$1.002	—	—
—	—	—	—	—	—	—

$0.575	$1.141	$0.986	$0.923	$0.869	$0.801	$0.624
$0.790	$0.575	$1.141	$0.986	$0.923	$0.869	$0.801
—	—	—	—	—	—	—

$0.873	$1.544	$1.335	$1.215	$1.056	$0.930	$0.736
$0.973	$0.873	$1.544	$1.335	$1.215	$1.056	$0.930
2,055	2,061	2,065	2,069	204	206	208

$0.728	$1.291	$1.293	$1.093	$—	—	—
$0.932	$0.728	$1.291	$1.293	$1.093	—	—
—	—	10,609	—	—	—	—

$0.781	$1.363	$1.236	$1.111	$—	—	—
$0.978	$0.781	$1.363	$1.236	$1.111	—	—
—	—	10,052	—	—	—	—

$0.455	$1.029	$0.849	$0.819	$0.764	$0.725	$0.568
$0.653	$0.455	$1.029	$0.849	$0.819	$0.764	$0.725
—	—	—	—	—	—	—

$0.629	$1.015	$0.979	$0.860	$0.834	$0.767	$0.607
$0.795	$0.629	$1.015	$0.979	$0.860	$0.834	$0.767
390	401	409	417	426	436	447

31

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.284	$1.217	$1.147
Accumulation Unit Value at end of period	$1.337	$1.284	$1.217
Number of Accumulation Units outstanding at end of period	6,525	6,536	6,546

FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.063	$2.347	$1.800
Accumulation Unit Value at end of period	$2.331	$2.063	$2.347
Number of Accumulation Units outstanding at end of period	4,208	4,235	4,530

FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.976	$0.989	$—
Accumulation Unit Value at end of period	$0.962	$0.976	$0.989
Number of Accumulation Units outstanding at end of period	6,574	6,633	6,693

FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.879	$0.971	$0.800
Accumulation Unit Value at end of period	$0.985	$0.879	$0.971
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.019	$1.062	$0.916
Accumulation Unit Value at end of period	$1.211	$1.019	$1.062
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.158	$1.291	$1.036
Accumulation Unit Value at end of period	$1.451	$1.158	$1.291
Number of Accumulation Units outstanding at end of period	—	—	—

MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.714	$0.732	$0.633
Accumulation Unit Value at end of period	$0.819	$0.714	$0.732
Number of Accumulation Units outstanding at end of period	—	—	—

MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.658	$0.669	$0.588
Accumulation Unit Value at end of period	$0.761	$0.658	$0.669
Number of Accumulation Units outstanding at end of period	—	—	—

32

2009	2008	2007	2006	2005	2004	2003

$1.008	$1.058	$1.031	$1.004	$—	—	—
$1.147	$1.008	$1.058	$1.031	$1.004	—	—
—	—	12,317	—	—	—	—

$1.343	$2.256	$1.983	$1.789	$1.537	$1.251	$0.917
$1.800	$1.343	$2.256	$1.983	$1.789	$1.537	$1.251
4,564	4,536	4,554	10,581	1,427	1,444	1,462

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$0.712	$1.308	$1.273	$1.124	$—	—	—
$0.800	$0.712	$1.308	$1.273	$1.124		—
4,909	4,918	4,926	4,933	—	—	—

$0.654	$1.242	$1.237	$1.096	$—	—	—
$0.916	$0.654	$1.242	$1.237	$1.096		—
—	—	—	—	—	—	—

$0.669	$1.392	$1.339	$1.170	$—	—	—
$1.036	$0.669	$1.392	$1.339	$1.170		—
—	—	—	4,503	—	—	—

$0.485	$0.808	$0.737	$0.657	$0.655	$0.591	$0.470
$0.633	$0.485	$0.808	$0.737	$0.657	$0.655	$0.591
—	—	—	—	—	—	—

$0.433	$0.702	$0.588	$0.552	$0.513	$0.461	$0.359
$0.588	$0.433	$0.702	$0.588	$0.552	$0.513	$0.461
—	—	—	—	—	—	—

33

ACCUMULATION UNIT VALUES

For Contracts With 3% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.957	$0.992	$0.906
Accumulation Unit Value at end of period	$1.125	$0.957	$0.992
Number of Accumulation Units outstanding at end of period	—	—	—

MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.850	$0.866	$0.758
Accumulation Unit Value at end of period	$0.983	$0.850	$0.866
Number of Accumulation Units outstanding at end of period	—	—	—

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.361	$1.390	$1.240
Accumulation Unit Value at end of period	$1.572	$1.361	$1.390
Number of Accumulation Units outstanding at end of period	—	—	—

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.843	$0.981	$0.870
Accumulation Unit Value at end of period	$0.985	$0.843	$0.981
Number of Accumulation Units outstanding at end of period	—	—	—

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.366	$1.363	$1.341
Accumulation Unit Value at end of period	$1.380	$1.366	$1.363
Number of Accumulation Units outstanding at end of period	—	—	—

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.752	$1.799	$0.932
Accumulation Unit Value at end of period	$1.967	$1.752	$1.799
Number of Accumulation Units outstanding at end of period	—	—	—

34

2009	2008	2007	2006	2005	2004	2003

$0.724	$1.097	$1.009	$0.905	$0.855	$0.779	$0.647
$0.906	$0.724	$1.097	$1.009	$0.905	$0.855	$0.779
—	—	—	—	—	—	—

$0.589	$0.934	$0.837	$0.768	$0.723	$0.633	$0.514
$0.758	$0.589	$0.934	$0.837	$0.768	$0.723	$0.633
—	—	—	—	—	—	—

$0.990	$1.571	$1.543	$1.315	$1.283	$1.132	$0.915
$1.240	$0.990	$1.571	$1.543	$1.315	$1.283	$1.132
6,451	6,479	15,164	17,015	87	38	68

$0.578	$1.143	$1.026	$0.874	$0.763	$0.680	$0.529
$0.870	$0.578	$1.143	$1.026	$0.874	$0.763	$0.680
—	—	—	—	—	—	—

$1.255	$1.253	$1.205	$1.174	$1.170	$1.174	$1.142
$1.341	$1.255	$1.253	$1.205	$1.174	$1.170	$1.174
—	—	—	—	—	—	—

$0.991	$1.669	$1.440	$1.370	$1.211	$1.037	$0.760
$0.932	$0.991	$1.669	$1.440	$1.370	$1.211	$1.037
—	—	—	—	—	—	—

35

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND*
Accumulation Unit Value at beginning of period	$21.187	$0.991	$0.857
Accumulation Unit Value at end of period	$9.645	$21.187	$0.991
Number of Accumulation Units outstanding at end of period	—	286	6,763

INVESCO V.I. DIVERSIFIED DIVIDEND FUND**
Accumulation Unit Value at beginning of period	$23.444	$0.545	$0.502
Accumulation Unit Value at end of period	$27.403	$23.444	$0.545
Number of Accumulation Units outstanding at end of period	757	664	25,179

INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.153	$1.126	$1.083
Accumulation Unit Value at end of period	$1.372	$1.153	$1.126
Number of Accumulation Units outstanding at end of period	22,933	18,531	18,494

INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.180	$2.368	$2.026
Accumulation Unit Value at end of period	$2.749	$2.180	$2.368
Number of Accumulation Units outstanding at end of period	23,341	27,590	37,879

INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.072	$1.096	$0.866
Accumulation Unit Value at end of period	$1.202	$1.072	$1.096
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.596	$0.637	$0.936
Accumulation Unit Value at end of period	$0.652	$0.596	$0.637
Number of Accumulation Units outstanding at end of period	10,094	1,063	1,066

INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.196	$1.043	$1.000
Accumulation Unit Value at end of period	$1.220	$1.196	$1.043
Number of Accumulation Units outstanding at end of period	20,986	17,082	17,570

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund. Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund. Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s named changed to Invesco Diversified Dividend Fund.

36

2009	2008	2007	2006	2005	2004	2003

$0.579	$1.133	$1.026	$0.897	$0.823	$0.738	$0.544
$0.857	$0.579	$1.133	$1.026	$0.897	$0.823	$0.738
7,032	8,328	7,493	7,826	—	—	—

$0.340	$1.002	$1.308	$1.141	$1.094	$1.022	$0.801
$0.502	$0.340	$1.002	$1.308	$1.141	$1.094	$1.022
—	—	—	—	—	—	10,254

$0.864	$1.230	$1.117	$1.077	$1.012	$0.955	$0.759
$1.083	$0.864	$1.230	$1.117	$1.077	$1.012	$0.955
11,815	11,824	11,824	11,824	70,846	48,369	27,658

$1.580	$2.899	$3.118	$2.220	$1.974	$1.468	$1.074
$2.026	$1.580	$2.899	$3.118	$2.220	$1.974	$1.468
37,741	38,371	37,227	29,492	32,901	21,924	24,198

$0.725	$1.073	$1.015	$0.903	$0.872	$0.777	$0.592
$0.866	$0.725	$1.073	$1.015	$0.903	$0.872	$0.777
—	—	—	—	—	—	—

$0.344	$0.630	$0.594	$0.546	$0.543	$0.527	$0.368
$0.936	$0.344	$0.630	$0.594	$0.546	$0.543	$0.527
1,068	—	—	—	—	—	—

$0.880	$1.322	$1.113	$0.901	$0.783	$0.644	$0.557
$1.000	$0.880	$1.322	$1.113	$0.901	$0.783	$0.644
81,322	79,297	64,791	64,791	38,674	—	—

37

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.042	$1.058	$0.974
Accumulation Unit Value at end of period	$1.090	$1.042	$1.058
Number of Accumulation Units outstanding at end of period	17,864	17,938	18,107

ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.758	$0.772	$0.692
Accumulation Unit Value at end of period	$0.820	$0.758	$0.772
Number of Accumulation Units outstanding at end of period	159,513	219,783	240,934

ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.785	$0.748	$0.677
Accumulation Unit Value at end of period	$0.868	$0.785	$0.748
Number of Accumulation Units outstanding at end of period	123,961	123,944	132,202

ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.931	$0.948	$0.854
Accumulation Unit Value at end of period	$1.084	$0.931	$0.948
Number of Accumulation Units outstanding at end of period	49,612	50,718	52,105

ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.973	$1.078	$0.917
Accumulation Unit Value at end of period	$1.114	$0.973	$1.078
Number of Accumulation Units outstanding at end of period	146,900	205,704	203,579

ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.965	$1.012	$0.820
Accumulation Unit Value at end of period	$1.068	$0.965	$1.012
Number of Accumulation Units outstanding at end of period	97,871	186,313	185,948

AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.034
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were be liquidated and dissolved and the Fund terminated.

38

2009	2008	2007	2006	2005	2004	2003

$0.765	$1.139	$1.030	$0.998	$0.935	$0.908	$0.775
$0.974	$0.765	$1.139	$1.030	$0.998	$0.935	$0.908
11,253	11,276	15,599	16,019	18,005	20,644	63,176

$0.476	$0.898	$0.760	$0.734	$0.666	$0.641	$0.482
$0.692	$0.476	$0.898	$0.760	$0.734	$0.666	$10.64
275,520	309,155	320,903	355,221	306,715	353,369	511,503

$0.520	$0.873	$0.805	$0.748	$0.734	$0.692	$0.541
$0.677	$0.520	$0.873	$0.805	$0.748	$0.734	$0.692
132,263	132,342	132,341	132,254	156,879	136,203	160,729

$0.568	$1.051	$0.799	$0.681	$0.604	$0.567	$0.428
$0.854	$0.568	$1.051	$0.799	$0.681	$0.604	$0.567
41,362	43,364	43,617	36,993	42,891	43,984	105,829

$0.614	$1.497	$1.156	$1.066	$0.985	$0.885	$0.608
$0.917	$0.614	$1.497	$1.156	$1.066	$0.985	$0.885
204,943	195,644	171,772	130,066	78,946	131,365	124,320

$0.573	$1.089	$0.943	$0.798	$0.694	$0.604	$0.431
$0.820	$0.573	$1.089	$0.943	$0.798	$0.694	$0.604
154,085	155,183	140,024	92,161	44,448	33,945	29,682

$0.889	$1.172	$1.136	$1.036	$1.047	$1.003	$0.849
$1.034	$0.889	$1.172	$1.136	$1.036	$1.047	$1.003
116,877	107,400	150,035	145,073	131,097	161,820	68,648

39

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.922
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.652
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.057
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED MANAGED VOLATILITY FUND II**
Accumulation Unit Value at beginning of period	$1.079	$1.046	$0.923
Accumulation Unit Value at end of period	$1.207	$1.079	$1.046
Number of Accumulation Units outstanding at end of period	6,191	30,203	52,026

FEDERATED EQUITY INCOME FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.806
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.720	$1.661	$1.463
Accumulation Unit Value at end of period	$1.943	$1.720	$1.661
Number of Accumulation Units outstanding at end of period	125,916	165,577	119,860

FEDERATED KAUFMANN FUND II – Primary Shares**
Accumulation Unit Value at beginning of period	$1.168	$1.368	$1.153
Accumulation Unit Value at end of period	$1.349	$1.168	$1.368
Number of Accumulation Units outstanding at end of period	17,163	25,252	37,423

FEDERATED MID CAP GROWTH STRATEGIES FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.694
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were be liquidated and dissolved and the Fund terminated.
**	On 3/12/10, the Federated Mid Cap Growth Strategies Fund II merged into the Federated Kaufmann Fund II; and the Federated Equity Income Fund II merged into the Federated Capital Income Fund II. On 12/2/11, the Federated Capital Income Fund II became the Federated Managed Volatility Fund II.

40

2009	2008	2007	2006	2005		2004	2003

$0.805	$1.166	$1.176	$1.010		$1.003	$0.932	$0.759
$0.922	$0.805	$1.166	$1.176		$1.010	$1.003	$0.932
81,538	80,968	85,657	111,473		100,356	145,611	124,971

$0.536	$0.867	$0.836	$0.750		$0.739	$0.699	$0.558
$0.652	$0.536	$0.867	$0.836		$0.750	$0.739	$0.699
—	—	—	—		—	—	—

$1.074	$1.074	$1.044	$1.015		$1.005	$1.013	$1.023
$1.057	$1.074	$1.074	$1.044		$1.015	$1.005	$1.013
235,876	499,100	392,322	231,737		245,486	33,305	98,997

$0.751	$0.957	$0.935	$0.821		$0.784	$0.725	$0.610
$0.923	$0.751	$0.957	$0.935		$0.821	$0.784	$0.725
25,577	27,426	13,570	15,098		15,699	16,349	27,436

$0.711	$1.038	$1.033	$0.852		$0.837	$0.754	$0.601
$0.806	$0.711	$1.038	$1.033		$0.852	$0.837	$0.754
32,169	62,351	100,556	107,929		121,698	235,416	180,033

$0.977	$1.341	$1.317	$1.207		$1.194	$1.098	$0.912
$1.463	$0.977	$1.341	$1.317		$1.207	$1.194	$1.098
107,657	114,697	152,778	136,048		128,364	50,833	40,013

$0.924	$1.612	$1.352	$1.195	$		—	—
$1.153	$0.924	$1.612	$1.352		$1.195	—	—
15,614	14,556	14,994	16,530		—	—	—

$0.559	$1.005	$0.865	$0.812		$0.731	$0.644	$0.467
$0.694	$0.559	$1.005	$0.865		$0.812	$0.731	$0.644
35,626	37,557	40,924	56,427		45,599	50,164	55,368

41

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.244	$1.235	$1.156
Accumulation Unit Value at end of period	$1.344	$1.244	$1.235
Number of Accumulation Units outstanding at end of period	40,353	65,790	75,421

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.232	$1.183	$1.143
Accumulation Unit Value at end of period	$1.249	$1.232	$1.183
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.855	$0.957	$0.878
Accumulation Unit Value at end of period	$0.939	$0.855	$0.957
Number of Accumulation Units outstanding at end of period	485	491	1,233

FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.266	$1.323	$1.149
Accumulation Unit Value at end of period	$1.448	$1.266	$1.323
Number of Accumulation Units outstanding at end of period	292,026	304,743	379,514

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.038	$1.048	$0.905
Accumulation Unit Value at end of period	$1.197	$1.038	$1.048
Number of Accumulation Units outstanding at end of period	19,467	46,537	55,019

FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.094	$1.096	$1.000
Accumulation Unit Value at end of period	$1.273	$1.094	$1.096
Number of Accumulation Units outstanding at end of period	532	3,401	12,348

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.786	$0.783	$0.644
Accumulation Unit Value at end of period	$0.923	$0.786	$0.783
Number of Accumulation Units outstanding at end of period	13,842	75,259	99,223

FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.874	$0.872	$0.772
Accumulation Unit Value at end of period	$0.995	$0.874	$0.872
Number of Accumulation Units outstanding at end of period	334,918	458,007	507,813

42

2009	2008	2007	2006	2005	2004	2003

$0.975	$1.068	$1.030	$1.004	$—	—	—
$1.156	$0.975	$1.068	$1.030	$1.004	—	—
66,430	69,042	43,340	3,564	3,311	—	—

$1.103	$1.074	$1.027	$1.001	$—	—	—
$1.143	$1.103	$1.074	$1.027	$1.001	—	—
—	—	—	—	—	—	—

$0.568	$1.129	$0.978	$0.917	$0.864	$0.798	$0.622
$0.878	$0.568	$1.129	$0.978	$0.917	$0.864	$0.798
1,139	1,001	—	—	—	—	—

$0.861	$1.527	$1.322	$1.205	$1.049	$0.925	$0.733
$1.149	$0.861	$1.527	$1.322	$1.205	$1.049	$0.925
388,621	415,152	391,862	336,851	317,144	292,604	279,346

$0.724	$1.286	$1.290	$1.092	$—	—	—
$0.905	$0.724	$1.286	$1.290	$1.092	—	—
21,153	44,134	56,441	31,817	—	—	—

$0.777	$1.358	$1.233	$1.110	$—	—	—
$1.000	$0.777	$1.358	$1.233	$1.110	—	—
12,351	12,354	8,410	3,768	1,086	—	—

$0.449	$1.017	$0.841	$0.812	$0.759	$0.721	$0.566
$0.644	$0.449	$1.017	$0.841	$0.812	$0.759	$0.721
103,827	110,330	78,302	90,442	89,146	—	—

$0.621	$1.004	$0.969	$0.853	$0.828	$0.762	$0.605
$0.772	$0.621	$1.004	$0.969	$0.853	$0.828	$0.762
565,182	685,244	779,986	584,829	448,681	545,189	595,731

43

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.271	$1.206	$1.139
Accumulation Unit Value at end of period	$1.322	$1.271	$1.206
Number of Accumulation Units outstanding at end of period	433	48,887	31,130

FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.030	$2.313	$1.827
Accumulation Unit Value at end of period	$2.290	$2.030	$2.313
Number of Accumulation Units outstanding at end of period	90,510	105,845	151,737

FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.973	$0.988	$—
Accumulation Unit Value at end of period	$0.958	$0.973	$0.988
Number of Accumulation Units outstanding at end of period	161,951	247,899	422,646

FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.870	$0.963	$0.891
Accumulation Unit Value at end of period	$0.974	$0.870	$0.963
Number of Accumulation Units outstanding at end of period	—	—	—

FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.009	$1.053	$0.931
Accumulation Unit Value at end of period	$1.198	$1.009	$1.053
Number of Accumulation Units outstanding at end of period	14,278	20,053	29,315

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.146	$1.280	$1.029
Accumulation Unit Value at end of period	$1.434	$1.146	$1.280
Number of Accumulation Units outstanding at end of period	22,238	32,496	32,589

MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.702	$0.720	$0.627
Accumulation Unit Value at end of period	$0.803	$0.702	$0.720
Number of Accumulation Units outstanding at end of period	109,883	109,883	109,883

MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.650	$0.662	$0.583
Accumulation Unit Value at end of period	$0.751	$0.650	$0.662
Number of Accumulation Units outstanding at end of period	204,734	205,305	208,786

44

2009	2008	2007	2006	2005	2004	2003

$1.002	$1.054	$1.029	$1.003	$—	—	—
$1.139	$1.002	$1.054	$1.029	$1.003	—	—
21,722	20,544	21,164	13,022	—	—	—

$1.328	$2.233	$1.966	$1.777	$1.529	$1.246	$0.915
$1.827	$1.328	$2.233	$1.966	$1.777	$1.529	$1.246
154,229	156,717	129,506	99,328	122,264	123,454	103,718

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$0.708	$1.303	$1.270	$1.123	$—	—	—
$0.891	$0.708	$1.303	$1.270	$1.123		—
—	—	—	—	—	—	—

$0.650	$1.237	$1.234	$1.095	$—	—	—
$0.931	$0.650	$1.237	$1.234	$1.095	—	—
29,315	29,314	34,795	12,615	—	—	—

$0.664	$1.386	$1.335	$1.169	$—	—	—
$1.029	$0.664	$1.386	$1.335	$1.169	—	—
34,360	36,714	25,435	12,582	—	—	—

$0.479	$0.799	$0.730	$0.652	$0.651	$0.588	$0.469
$0.627	$0.479	$0.799	$0.730	$0.652	$0.651	$0.588
109,883	109,896	118,992	120,485	122,159	123,956	123,533

$0.430	$0.698	$0.585	$0.551	$0.512	$0.461	$0.359
$0.583	$0.430	$0.698	$0.585	$0.551	$0.512	$0.461
230,644	240,234	240,340	340,891	340,956	341,022	351,778

45

ACCUMULATION UNIT VALUES

For Contracts With 5% Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.941	$0.977	$0.909
Accumulation Unit Value at end of period	$1.104	$0.941	$0.977
Number of Accumulation Units outstanding at end of period	—	10,819	10,827

MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.839	$0.856	$0.731
Accumulation Unit Value at end of period	$0.968	$0.839	$0.856
Number of Accumulation Units outstanding at end of period	25,506	25,506	25,506

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.338	$1.368	$1.208
Accumulation Unit Value at end of period	$1.543	$1.338	$1.368
Number of Accumulation Units outstanding at end of period	192,802	336,412	384,287

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.829	$0.965	$0.857
Accumulation Unit Value at end of period	$0.966	$0.829	$0.965
Number of Accumulation Units outstanding at end of period	52,374	68,890	121,893

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.342	$1.342	$1.322
Accumulation Unit Value at end of period	$1.354	$1.342	$1.342
Number of Accumulation Units outstanding at end of period	89,837	146,001	146,697

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.721	$1.771	$1.404
Accumulation Unit Value at end of period	$1.930	$1.721	$1.771
Number of Accumulation Units outstanding at end of period	69,384	69,391	81,971

46

2009	2008	2007	2006	2005	2004	2003

$0.714	$1.084	$0.999	$0.898	$0.849	$0.775	$0.644
$0.909	$0.714	$1.084	$0.999	$0.898	$0.849	$0.775
10,835	10,845	18,096	17,090	64,966	65,760	32,628

$0.583	$0.927	$0.832	$0.765	$0.720	$0.631	$0.514
$0.731	$0.583	$0.927	$0.832	$0.765	$0.720	$0.631
25,506	25,506	25,529	25,529	25,529	27,202	84,574

$0.977	$1.553	$1.528	$1.304	$1.274	$1.126	$0.911
$1.208	$0.977	$1.553	$1.528	$1.304	$1.274	$1.126
375,426	384,340	359,532	278,567	254,440	278,963	289,108

$0.571	$1.130	$1.016	$0.866	$0.758	$0.677	$0.527
$0.857	$0.571	$1.130	$1.016	$0.866	$0.758	$0.677
184,015	231,586	457,909	157,264	110,632	6,618	—

$1.239	$1.239	$1.193	$1.164	$1.162	$1.168	$1.137
$1.322	$1.239	$1.239	$1.193	$1.164	$1.162	$1.168
144,730	135,608	180,482	115,102	87,200	11,873	40,738

$0.979	$1.650	$1.426	$1.358	$1.202	$1.032	$0.757
$1.404	$0.979	$1.650	$1.426	$1.358	$1.202	$1.032
82,585	80,931	82,003	92,809	95,382	136,767	117,894

47

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND*
Accumulation Unit Value at beginning of period	$21.227	$1.015	$0.824
Accumulation Unit Value at end of period	$9.664	$—	$1.015
Number of Accumulation Units outstanding at end of period	—	—	—

INVESCO V.I. DIVERSIFIED DIVIDEND FUND**
Accumulation Unit Value at beginning of period	$23.488	$0.559	$0.538
Accumulation Unit Value at end of period	$27.524	$—	$0.559
Number of Accumulation Units outstanding at end of period	285	—	12,199

INVESCO V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$1.184	$1.154	$1.122
Accumulation Unit Value at end of period	$1.413	$1.184	$1.154
Number of Accumulation Units outstanding at end of period	21,532	21,534	41,328

INVESCO V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$2.239	$2.426	$2.092
Accumulation Unit Value at end of period	$2.832	$2.239	$2.426
Number of Accumulation Units outstanding at end of period	11,264	11,151	11,030

INVESCO V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$1.101	$1.124	$0.944
Accumulation Unit Value at end of period	$1.238	$1.101	$1.124
Number of Accumulation Units outstanding at end of period	943	1,734	1,117

INVESCO V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$0.612	$0.653	$0.544
Accumulation Unit Value at end of period	$0.672	$0.612	$0.653
Number of Accumulation Units outstanding at end of period	45,213	45,224	54,322

INVESCO V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$1.229	$1.069	$1.019
Accumulation Unit Value at end of period	$1.256	$1.229	$1.069
Number of Accumulation Units outstanding at end of period	29,690	25,377	26,271

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund. Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund. Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s named changed to Invesco Diversified Dividend Fund.

48

2009	2008	2007	2006	2005	2004	2003

$0.591	$1.153	$1.041	$0.908	$0.831	$0.743	$0.546
$0.824	$0.591	$1.153	$1.041	$0.908	$0.831	$0.743
17,091	32,710	27,012	27,058	27,745	27,713	39,094

$0.408	$1.019	$1.327	$1.155	$1.104	$1.030	$0.805
$0.538	$0.408	$1.019	$1.327	$1.155	$1.104	$1.030
12,864	10,817	10,314	10,395	10,348	10,272	7,891

$0.881	$1.251	$1.133	$1.090	$1.021	$0.962	$0.763
$1.122	$0.881	$1.251	$1.133	$1.090	$1.021	$0.962
41,336	41,866	43,327	43,330	42,645	37,461	38,216

$1.611	$2.949	$3.163	$2.247	$1.993	$1.478	$1.079
$2.092	$1.611	$2.949	$3.163	$2.247	$1.993	$1.478
10,897	49,991	46,927	172,023	101,705	204,219	173,401

$0.740	$1.091	$1.029	$0.914	$0.880	$0.783	$0.594
$0.944	$0.740	$1.091	$1.029	$0.914	$0.880	$0.783
1,059	1,196	1,200	1,164	1,221	1,253	—

$0.351	$0.641	$0.603	$0.553	$0.548	$0.530	$0.370
$0.544	$0.351	$0.641	$0.603	$0.553	$0.548	$0.530
354,875	53,115	66,829	66,851	85,346	75,497	10,516

$0.898	$1.344	$1.129	$0.912	$0.791	$0.648	$0.559
$1.019	$0.898	$1.344	$1.129	$0.912	$0.791	$0.648
51,342	151,593	350,742	324,785	416,711	—	—

49

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$1.073	$1.087	$0.998
Accumulation Unit Value at end of period	$1.125	$1.073	$1.087
Number of Accumulation Units outstanding at end of period	21,778		$118,246

ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.780	$0.793	$0.709
Accumulation Unit Value at end of period	$0.846	$0.780	$0.793
Number of Accumulation Units outstanding at end of period	98,463	102,088	150,589

ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$0.808	$0.769	$0.694
Accumulation Unit Value at end of period	$0.896	$0.808	$0.769
Number of Accumulation Units outstanding at end of period	41,132	132,253	199,373

ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$0.959	$0.974	$0.865
Accumulation Unit Value at end of period	$1.119	$0.959	$0.974
Number of Accumulation Units outstanding at end of period	52,156	101,031	140,726

ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.002	$1.107	$0.939
Accumulation Unit Value at end of period	$1.150	$1.002	$1.107
Number of Accumulation Units outstanding at end of period	39,127	155,198	171,350

ALGER SMALL CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$0.993	$1.039	$0.840
Accumulation Unit Value at end of period	$1.103	$0.993	$1.039
Number of Accumulation Units outstanding at end of period	14,665	40,672	222,822

AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.061
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.

50

2009	2008	2007	2006	2005	2004	2003

$0.782	$1.161	$1.047	$1.013	$0.946	$0.917	$0.780
$0.998	$0.782	$1.161	$1.047	$1.013	$0.946	$0.917
64,752	222,742	230,733	208,028	193,205	181,063	165,785

$0.487	$0.915	$0.773	$0.745	$0.674	$0.647	$0.485
$0.709	$0.487	$0.915	$0.773	$0.745	$0.674	$0.647
154,934	180,321	186,513	118,427	113,340	95,850	100,225

$0.534	$0.890	$0.819	$0.759	$0.743	$0.698	$0.545
$0.694	$0.534	$0.890	$0.198	$0.759	$0.743	$0.698
230,875	255,355	207,425	82,838	65,164	35,358	16,779

$0.580	$1.071	$0.813	$0.691	$0.611	$0.572	$0.430
$0.865	$0.580	$1.071	$0.813	$0.691	$0.611	$0.572
391,435	200,672	460,069	62,771	33,529	33,562	36,611

$0.627	$1.526	$1.175	$1.081	$0.997	$0.894	$0.613
$0.939	$0.627	$1.526	$1.175	$1.081	$0.997	$0.894
450,494	270,716	187,265	168,467	148,090	149,674	151,328

$0.585	$1.110	$0.959	$0.810	$0.702	$0.610	$0.434
$0.840	$0.585	$1.110	$0.959	$0.810	$0.702	$0.610
42,964	75,573	316,385	319,485	128,555	10,126	14,103

$0.908	$1.195	$1.155	$1.051	$1.060	$1.013	$0.855
$1.061	$0.908	$1.195	$1.155	$1.051	$1.060	$1.013
87,846	95,341	77,686	87,939	86,542	228,625	280,976

51

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.952
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$0.668
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$—	$—	$1.083
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED MANAGED VOLATILITY FUND II**
Accumulation Unit Value at beginning of period	$1.111	$1.075	$0.873
Accumulation Unit Value at end of period	$1.246	$1.111	$1.075
Number of Accumulation Units outstanding at end of period	14,972	32,319	36,097

FEDERATED EQUITY INCOME FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.838
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.771	$1.706	$1.507
Accumulation Unit Value at end of period	$2.005	$1.771	$1.706
Number of Accumulation Units outstanding at end of period	46,992	50,986	260,195

FEDERATED KAUFMANN FUND II – Primary Shares**
Accumulation Unit Value at beginning of period	$1.188	$1.388	$1.140
Accumulation Unit Value at end of period	$1.375	$1.188	$1.388
Number of Accumulation Units outstanding at end of period	1,342	5,435	7,529

FEDERATED MID CAP GROWTH STRATEGIES FUND II**
Accumulation Unit Value at beginning of period	$—	$—	$0.737
Accumulation Unit Value at end of period	$—	$—	$—
Number of Accumulation Units outstanding at end of period	—	—	—

*	On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios were liquidated and dissolved and the Fund terminated.
**	On 3/12/10, the Federated Mid Cap Growth Strategies Fund II merged into the Federated Kaufmann Fund II; and the Federated Equity Income Fund II merged into the Federated Capital Income Fund II. On 12/2/11, the Federated Capital Income Fund II became the Federated Managed Volatility Fund II.

52

2009	2008	2007	2006	2005	2004	2003

$0.823	$1.188	$1.196	$1.024	$1.015	$0.940	$0.764
$0.952	$0.823	$1.188	$1.196	$1.024	$1.015	$0.940
124,332	126,223	165,109	237,423	222,788	447,070	475,821

$0.548	$0.884	$0.850	$0.761	$0.748	$0.705	$0.562
$0.668	$0.548	$0.884	$0.850	$0.761	$0.748	$0.705
123,831	150,096	25,085	55,326	52,156	49,174	44,199

$1.097	$1.095	$1.062	$1.030	$1.017	$1.022	$1.030
$1.083	$1.097	$1.095	$1.062	$1.030	$1.017	$1.022
241,107	897,236	129,703	15,354	259,467	124,052	15,710

$0.767	$0.976	$0.951	$0.833	$0.794	$0.732	$0.614
$0.873	$0.767	$0.976	$0.951	$0.833	$0.794	$0.732
4,580	87,238	87,245	0.97687,251	87,259	87,267	87,276

$0.726	$1.058	$1.050	$0.864	$0.847	$0.761	$0.605
$0.838	$0.726	$1.058	$1.050	$0.864	$0.847	$0.761
37,106	29,146	38,218	38,419	29,294	33,491	43,458

$0.999	$1.367	$1.339	$1.224	$1.208	$1.108	$0.919
$1.507	$0.999	$1.367	$1.339	$1.224	$1.208	$1.108
645,046	118,242	124,144	131,936	137,120	118,508	58,473

$0.932	$1.622	$1.358	$1.198	$—	—	—
$1.140	$0.932	$1.622	$1.358	$1.198	—	—
6,143	6,966	25,670	2,672	—	—	—

$0.572	$1.025	$0.880	$0.823	$0.740	$0.650	$0.470
$0.737	$0.572	$1.025	$0.880	$0.823	$0.740	$0.650
16,168	14,131	17,512	25,477	19,757	33,472	42,538

53

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$1.265	$1.253	$1.176
Accumulation Unit Value at end of period	$1.370	$1.265	$1.253
Number of Accumulation Units outstanding at end of period	12,183	27,906	165,549

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$1.253	$1.200	$1.172
Accumulation Unit Value at end of period	$1.274	$1.253	$1.200
Number of Accumulation Units outstanding at end of period	9,059	9,077	13,963

FIDELITY VIP GROWTH STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.879	$0.980	$0.778
Accumulation Unit Value at end of period	$0.967	$0.879	$0.980
Number of Accumulation Units outstanding at end of period	26,786	26,789	26,794

FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.304	$1.359	$1.177
Accumulation Unit Value at end of period	$1.495	$1.304	$1.359
Number of Accumulation Units outstanding at end of period	121,840	196,979	242,172

FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.056	$1.063	$0.931
Accumulation Unit Value at end of period	$1.220	$1.056	$1.063
Number of Accumulation Units outstanding at end of period	42,228	43,885	56,438

FIDELITY VIP GROWTH & INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.112	$1.111	$0.983
Accumulation Unit Value at end of period	$1.298	$1.112	$1.111
Number of Accumulation Units outstanding at end of period	32,470	41,512	42,147

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.809	$0.804	$0.660
Accumulation Unit Value at end of period	$0.953	$0.809	$0.804
Number of Accumulation Units outstanding at end of period	19,619	19,627	19,640

FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.900	$0.896	$0.791
Accumulation Unit Value at end of period	$1.208	$0.900	$0.896
Number of Accumulation Units outstanding at end of period	218,287	255,237	347,311

54

2009	2008	2007	2006	2005	2004	2003

$0.984	$1.075	$1.034	$1.006	$—	—	—
$1.176	$0.984	$1.075	$1.034	$1.006	—	—
34,190	17,571	—	—	—	—	—

$1.113	$1.081	$1.031	$1.003	$—	—	—
$1.172	$1.113	$1.081	$1.031	$1.003	—	—
28,933	190,472	25,080	4,167	—	—	—

$0.579	$1.148	$0.992	$0.928	$0.872	$0.804	$0.625
$0.778	$0.579	$1.148	$0.992	$0.928	$0.872	$0.804
26,798	26,803	33,859	36,164	36,177	26,768	26,779

$0.880	$1.557	$1.344	$1.222	$1.061	$0.934	$0.738
$1.177	$0.880	$1.557	$1.344	$1.222	$1.061	$0.934
300,392	382,720	404,775	338,141	231,448	146,562	146,019

$0.731	$1.294	$1.295	$1.094	$—	—	—
$0.931	$0.731	$1.294	$1.295	$1.094	—	—
58,252	131,125	122,034	79,449	—	—	—

$0.784	$1.367	$1.238	$1.111	$—	—	—
$0.983	$0.784	$1.367	$1.238	$1.111	—	—
44,851	44,722	17,318	—	—	—	—

$0.459	$1.037	$0.855	$0.824	$0.768	$0.728	$0.570
$0.660	$0.459	$1.037	$0.855	$0.824	$0.768	$0.728
19,655	19,679	64,073	13,133	13,146	13,159	13,174

$0.634	$1.023	$0.986	$0.865	$0.838	$0.770	$0.609
$0.791	$0.634	$1.023	$0.986	$0.865	$0.838	$0.770
401,565	502,603	477,810	453,254	354,889	376,876	383,806

55

ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.293	$1.224	$1.153
Accumulation Unit Value at end of period	$1.348	$1.293	$1.224
Number of Accumulation Units outstanding at end of period	6,758	22,473	180,575

FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$2.086	$2.370	$1.868
Accumulation Unit Value at end of period	$2,358	$2.086	$2.370
Number of Accumulation Units outstanding at end of period	133,174	169,704	286,296

FIDELITY VIP MONEY MARKET PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.978	$0.990	$—
Accumulation Unit Value at end of period	$0.965	$0.978	$0.990
Number of Accumulation Units outstanding at end of period	758,321	490,629	562,606

FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$0.885	$0.977	$0.914
Accumulation Unit Value at end of period	$0.993	$0.885	$0.977
Number of Accumulation Units outstanding at end of period	35,117	35,225	35,501

FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.026	$1.068	$0.932
Accumulation Unit Value at end of period	$1.221	$1.026	$1.068
Number of Accumulation Units outstanding at end of period	32,669	40,324	40,966

FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$1.165	$1.298	$1.041
Accumulation Unit Value at end of period	$1.462	$1.165	$1.298
Number of Accumulation Units outstanding at end of period	10,747	40,212	44,957

MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$0.723	$0.740	$0.634
Accumulation Unit Value at end of period	$0.829	$0.723	$0.740
Number of Accumulation Units outstanding at end of period	1,530	40,991	41,067

MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$0.666	$0.677	$0.594
Accumulation Unit Value at end of period	$0.771	$0.666	$0.677
Number of Accumulation Units outstanding at end of period	31,300	33,461	61,724

56

2009	2008	2007	2006	2005	2004	2003

$1.011	$1.061	$1.033	$1.005	$—	—	—
$1.153	$1.011	$1.061	$1.033	$1.005	—	—
26,721	17,099	—	—	—	—	—

$1.354	$2.271	$1.995	$1.798	$1.543	$1.254	$0.919
$1.868	$1.354	$2.271	$1.995	$1.798	$1.543	$1.254
292,554	289,201	411,957	524,028	477,281	362,948	293,462

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$0.714	$1.311	$1.275	$1.124	$—	—	—
$0.914	$0.714	$1.311	$1.275	$1.124	—	—
35,385	35,437	30,022	20,444	—	—	—

$0.656	$1.245	$1.239	$1.097	$—	—	—
$0.932	$0.656	$1.245	$1.239	$1.097	—	—
44,247	52,537	—	—	—	—	—

$0.671	$1.395	$1.341	$1.171	$—	—	—
$1.041	$0.671	$1.395	$1.341	$1.171	—	—
148,653	59,240	110,467	—	—	—	—

$0.489	$0.814	$0.742	$0.661	$0.658	$0.593	$0.472
$0.634	$0.489	$0.814	$0.742	$0.661	$0.658	$0.593
41,054	41,023	41,019	40,558	40,839	50,082	50,708

$0.437	$0.708	$0.592	$0.556	$0.516	$0.462	$0.360
$0.594	$0.437	$0.708	$0.592	$0.556	$0.516	$0.462
61,305	79,217	79,829	64,494	57,341	43,015	43,804

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ACCUMULATION UNIT VALUES

For Contracts With Minimum Guaranteed Death Benefit Rider

Subaccount	2012	2011	2010
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$0.969	$1.003	$0.905
Accumulation Unit Value at end of period	$1.139	$0.969	$1.003
Number of Accumulation Units outstanding at end of period	69,431	70,771	72,250

MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$0.861	$0.876	$0.765
Accumulation Unit Value at end of period	$0.996	$0.861	$0.876
Number of Accumulation Units outstanding at end of period	282	284	286

T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$1.377	$1.405	$1.238
Accumulation Unit Value at end of period	$1.593	$1.377	$1.405
Number of Accumulation Units outstanding at end of period	284,455	337,909	462,256

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$0.853	$0.992	$0.878
Accumulation Unit Value at end of period	$0.997	$0.853	$0.992
Number of Accumulation Units outstanding at end of period	120,019	119,685	200,294

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$1.382	$1.378	$1.360
Accumulation Unit Value at end of period	$1.398	$1.382	$1.378
Number of Accumulation Units outstanding at end of period	30,070	36,089	48,557

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$1.772	$1.819	$1.417
Accumulation Unit Value at end of period	$1.993	$1.772	$1.819
Number of Accumulation Units outstanding at end of period	1,548	2,288	101,562

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2009	2008	2007	2006	2005	2004	2003

$0.730	$1.106	$1.016	$0.910	$0.859	$0.782	$0.649
$0.905	$0.730	$1.106	$1.016	$0.910	$0.859	$0.782
73,583	74,295	53,371	86,842	87,399	80,276	67,995

$0.594	$0.942	$0.843	$0.773	$0.726	$0.635	$0.516
$0.765	$0.594	$0.942	$0.843	$0.773	$0.726	$0.635
288	31,862	31,861	31,861	31,861	31,861	31,861

$0.998	$1.583	$1.553	$1.323	$1.289	$1.137	$0.918
$1.238	$0.998	$1.583	$1.553	$1.323	$1.289	$1.137
406,245	574,441	560,065	437,007	295,474	274,122	250,037

$0.584	$1.152	$1.033	$0.879	$0.767	$0.683	$0.530
$0.878	$0.584	$1.152	$1.033	$0.879	$0.767	$0.683
451,618	217,063	230,749	133,221	27,598	27,953	28,196

$1.266	$1.263	$1.213	$1.181	$1.176	$1.179	$1.145
$1.360	$1.266	$1.263	$1.213	$1.181	$1.176	$1.179
46,322	411,468	70,150	68,638	72,832	75,196	76,748

$1.000	$1.682	$1.450	$1.378	$1.217	$1.042	$0.762
$1.417	$1.000	$1.682	$1.450	$1.378	$1.217	$1.042
11,720	12,344	31,569	23,684	26,790	40,613	46,519

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CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.

In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you (except for Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section) are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 29, 2013, and Tuesday, December 24, 2013 in observation of the Thanksgiving and Christmas holidays. On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the “Ways to Make Purchase Payments” section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our Home Office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574.

You have a “free look” period during which you can return the Contract to our American National Variable Contracts Department,
P. O. Box 9001, League City, Texas 77574 and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted there from or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue, or thirty-five (35) day period after the Date of Issue for a Contract issued to a person age 60 or over in California. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, effective when such payments are received at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. No Surrender Charges are assessed on refunds.

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Allocation of Purchase Payments

After the end of the fifteen (15) day period, or thirty-five (35) day period for a Contract issued to a person age 60 or over in California, after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Ways to Make Purchase Payments

You may make Purchase Payments by check drawn on a U.S. Bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.” If you do not receive a billing statement, send your additional Purchase Payments (after the initial Purchase Payment) directly to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P. O. Box 4531, Houston, Texas 77210-4531. A “Proper Lockbox Payment” is defined as a Purchase Payment (1) accompanied by a billing notice; (2) in the exact amount of the Purchase Payment, as specified in the billing notice; and (3) for a contract that is in force and has not been surrendered. If an additional Purchase Payment is received at our lockbox that is not a Proper Lockbox Payment, the additional Purchase Payment and any accompanying material will be forwarded to our American National Variable Contracts Department,
P. O. Box 9001, League City, Texas 77574, which will cause a delay in the processing of the requested transaction for an in force contract. If the additional Purchase Payment is for a contract that is no longer in force, it will not be processed and will be returned to you.

If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•	collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);

•	pay surrender value;

•	provide benefits.

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

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Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

•

add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•	divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

•	subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•

Requests for transfers must be in writing and must be received by our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 or may be made by calling us if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $1,000.

•

Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•

The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

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When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading. Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•

When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•

When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

•

When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•

When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

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We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions. The Company retains the discretion to change its Frequent Trading policies and procedures at any time. The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions. In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio. If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio. Any such restriction or prohibition may remain in place indefinitely. You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•

an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

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Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959. We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your purchase payments are allocated;

•	initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions. Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574.

Special Programs

•

Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•

Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less

65

than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500. The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•

Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•

Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•

Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still

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withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•	Administrative Charges

A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

The Administrative Charges compensate us for administering the Contract.

•	Premium Taxes

Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•	Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. This fee does not apply to funds in the Fixed Account.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees. Mortality and expense risk fees do not apply to funds in the Fixed Account.

•	Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•	Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

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Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•	If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•

A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 of your surrender request.

Surrender value is determined by:

•	multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•	adding any Accumulation Value in the Fixed Account; and

•	deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

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Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 701/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•	a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•	a convalescent care facility which

(1)	is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

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•	a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•	proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•	proof of continued disability; and

•	examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our Home Office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider cannot be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider;

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

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Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six (6) Contract Year period; or

(2)	the minimum guaranteed death benefit at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•

dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender

($4,000).

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Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

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Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin no later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

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Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires. If you

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have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

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Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

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Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

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Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

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Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

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Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

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Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

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Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven (7) days of receipt of the request at our American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574 based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

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Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments. After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

a)	is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

b)	is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

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Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our Home Office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7947. The Libbie Shearn Moody Trust owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or

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Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. If mail is addressed differently, there may be delays in the processing of requested transactions. The investment objectives of each Portfolio are stated below.

FUND: THE ALGER PORTFOLIOS CLASS I-2 SHARES
ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger Small Cap Growth Portfolio*	seeks long-term capital appreciation
Alger Large Cap Growth Portfolio	seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio	seeks long-term capital appreciation
Alger Capital Appreciation Portfolio	seeks long-term capital appreciation
Alger Growth & Income Portfolio	seeks to provide capital appreciation and current income
Alger Balanced Portfolio	seeks current income and long-term capital appreciation
* Not available for investment for contracts issued on or after July 1, 2007.

FUND: FEDERATED INSURANCE SERIES
ADVISER: FEDERATED EQUITY MANAGEMENT COMPANY OF
PENNSYLVANIA IS THE ADVISER FOR FEDERATED MANAGED VOLATILITY FUND II AND
FEDERATED KAUFMANN FUND II
Subaccount investing in:	Investment objective:
Federated Managed Volatility Fund II	seeks to achieve high current income and moderate
Subadvised by: Federated Investment	capital appreciation
Management Company
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised by: Federated Global Investment
Management Corp.

ADVISER: FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH
INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND
FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:
Federated High Income Bond Fund II – Primary Shares	seeks high current income
Federated Fund for U.S. Government Securities II	seeks to provide current income
Federated Quality Bond Fund II – Primary Shares	seeks to provide current income

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FUND: FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Money Market Portfolio subadvised by:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
VIP Mid Cap Portfolio subadvised by:	seeks long-term growth of capital
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total
return of common stocks publicly traded in the U.S., as
represented by the Standard & Poor’s 500SM Index (S&P
500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc.
VIP Contrafund® Portfolio subadvised by:	seeks long-term capital appreciation
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Strategies Portfolio subadvised by:	seeks capital appreciation
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

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Subaccount investing in:	Investment objective:
VIP Growth Opportunities Portfolio subadvised by:	seeks to provide capital growth
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the
potential for capital appreciation. The Fund’s goal is
to achieve a yield which exceeds the composite
yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is
consistent with the preservation of capital
subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth & Income Portfolio	seeks high total return through a combination of
current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

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FUND: AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)* – SERIES I SHARES
ADVISER: INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:

Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund	seeks long-term growth of capital
Invesco V.I. Utilities Fund	seeks capital growth and also seeks current income
Invesco V.I. Mid Cap Growth Fund	seeks long-term growth of capital
Invesco V.I. Diversified Dividend Fund	seeks reasonable current income and long-term
growth of income and capital
Invesco V.I. Technology Fund	seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of
capital and current income.

Subadvisor(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco

Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset

Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH;

and Invesco Australia Limited.

*	Effective May 2, 2011, the Invesco V.I. Dynamics Fund was acquired by the Invesco V.I. Capital Development Fund. Effective April 30, 2012, the Invesco V.I. Capital Development Fund was acquired by the Invesco Van Kampen V.I. Mid Cap Growth Fund. Effective April 29, 2013, the Invesco Van Kampen V.I. Mid Cap Growth Fund was renamed Invesco V.I. Mid Cap Growth Fund.
**	Effective May 2, 2011, the Invesco V.I. Financial Services Fund was acquired by the Invesco V.I. Dividend Growth Fund. Effective April 30, 2012, the Invesco V.I. Dividend Growth Fund’s named changed to Invesco Diversified Dividend Fund.

FUND: MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY
Subaccount investing in:	Investment objective:
MFS Core Equity Series	seeks capital appreciation
MFS Growth Series	seeks capital appreciation
MFS Research Series	seeks capital appreciation
MFS Investors Trust Series	seeks capital appreciation

T. ROWE PRICE
ADVISER:	T. ROWE PRICE ASSOCIATES, INC. IS RESPONSIBLE FOR SELECTION AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC.

ADVISER:	T. ROWE PRICE ASSOCIATES, INC., ADVISER, AND T. ROWE PRICE INTERNATIONAL, INC. AND T.
ROWE PRICE SINGAPORE PRIVATE LTD., SUB-ADVISERS, ARE RESPONSIBLE FOR SELECTION
AND MANAGEMENT OF THE PORTFOLIO INVESTMENTS OF T. ROWE PRICE INTERNATIONAL
SERIES, INC.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.

Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well
as long-term growth of capital through investments
in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long-term capital appreciation by
investing in mid-cap stocks with potential for
above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with
moderate fluctuations in principal value

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FUND: T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through
investments primarily in the common stocks of
established, non-U.S. companies
* Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National. American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds. American National and its affiliates may profit from these payments.

During 2012, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	$69,759
The Alger Fund	102,417
Fidelity Variable Insurance Products	640,045
Federated Insurance Series	93,963
MFS Variable Insurance Trust	19,833
T. Rowe Price	136,984

During 2013, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	.25%
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price Funds	.15%

The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

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The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

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FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59 1/2;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

•

For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•

For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

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Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified limits;

•	distributions received prior to age 591/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2.

•

Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

•

Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59 1/2, and separation from service, disability, or financial hardship:

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(a)	salary reduction contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

•

Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

•

Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59 1/2 (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

•

Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

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Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

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INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.

The Subaccount investing in the Fidelity VIP Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

ANICO Financial Services, Inc. (“ANFS”), a subsidiary of American National Insurance Company, located at One Moody Plaza Suite 1423, Galveston, TX 77550, is the distributor and principal underwriter of the Contract. ANFS was organized under the laws of the State of Texas in 2010; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about ANFS is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999.

Sales of the Contracts

ANFS offers the Contracts through selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”). In order to satisfy the insurance regulations of the various states, such selling brokers usually maintain licensing as insurance agencies or include insurance agencies with which they are affiliated in the selling agreements. The selling brokers’ registered representatives are registered with FINRA and, as necessary, are licensed as insurance producers in the states in which they do business and are appointed by us.

On behalf of ANFS, we pay commissions associated with the promotion and sale of the Contracts to the selling brokers. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the Contract. We may offer a range

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of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; the selling broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $250,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2012, the actual fees paid ranged from $500 to $55,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or on our ability to meet our obligations under the Contracts.

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FINANCIAL STATEMENTS

“The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574

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STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov. The table of contents for the Statement of Additional Information follows:

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A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

“American National Variable Contracts Department

P. O. Box 9001

League City, Texas 77574”

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Form 4879	Rev 5-13

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

ONE MOODY PLAZA, GALVESTON TEXAS 77550-7947

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2013

Registrant

American National Variable Annuity Separate Account

One Moody Plaza

Galveston, Texas 77550-7947

Depositor

American National Insurance Company

One Moody Plaza

Galveston, Texas 77550-7947

Principal Underwriter

ANICO Financial Services, Inc. (ANFS)

One Moody Plaza, Suite 1423

Galveston, Texas 77550-7947

Independent Registered Public Accounting Firm

KPMG LLP

811 Main Street, Suite 4500

Houston, Texas 77002

This Statement of Additional Information dated May 1, 2013 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2013 by calling 1-800-306-2959, or writing to American National Variable Contracts Department, P. O. Box 9001, League City, Texas 77574. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5-13

THE CONTRACT

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.5% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).
ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value

Annuity of 120 monthly payments certain
1. Annuity Unit value, beginning of period	$.980000	Illustration: Annuity Payments
2. Net investment factor for period	1.001046	Annuity of 120 monthly payments certain
3. Daily adjustment for 2.5% assumed investment rate	.999932^30 = .99796
4. (2) x (3)	.99900
5. Annuity Unit value, end of period (1) x (4)	$.97902
1. Number of Accumulation Units at Annuity Date		10,000.00
2. Accumulation Unit value (10 days prior to date of first monthly payment)		$1.800000
3. Accumulation Value of Contract (1) x (2)		$18,000.00
4. First monthly annuity payment per $1,000 of net sum payable (assume equal to Accumulation Value)		$9.39
5. First monthly annuity payment (3) x (4) / 1,000		$169.02
6. Annuity Unit value (10 days prior to date of first monthly payment)		$.980000
7. Number of Annuity Units (5) / (6)		172.469
8. Assume Annuity Unit value for second month equal to		$.997000
9. Second monthly annuity payment (7) x (8)		$171.95
10. Assume Annuity Unit value for third month equal to		$.953000
11. Third monthly annuity payment (7) x (10)		$164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025)30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National Insurance Company (“American National”) determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

MINIMUM DISTRIB UTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70 1/2. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the Internal Revenue Service (“IRS”) currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers registered under federal securities laws and, as necessary, insurance agencies licensed under state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with ANICO Financial Services, Inc. (“ANFS”), one of our subsidiaries, ANFS acts as the principal underwriter for distribution of the Contracts. ANFS’s home office is located at One Moody Plaza, Suite 1423, Galveston, TX 77550. ANFS offers the Contracts through selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “1934 Act”) to sell the Contracts. The selling brokers sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and, as necessary, with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with their activities as a Principal Underwriter, ANFS is responsible for:

•	Distribution of the Contracts;

•	Compliance with the requirements of any applicable state broker-dealer regulations and the 1934 Act;

•	Keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 1934 Act; and

•	Training persons registered with ANFS

Pursuant to the Distribution Agreement and an Expense Sharing Agreement, we have agreed to provide ANFS service and facilities and to assume all expenses of ANFS in consideration of ANFS serving as principal underwriter for our variable products. Commissions are paid to the selling brokers under their respective agreements with ANFS. ANFS passes through commissions it receives to the selling broker for their respective sales.

WE PAID AGGREGATE COMMISSIONS OF $1,455,701, $2,790,345 AND $2,476,511 IN 2012 (JANUARY – AUGUST), 2011, AND 2010, RESPECTIVELY, TO SM&R FOR THE SALE OF VARIABLE LIFE POLICIES AND VARIABLE ANNUITY CONTRACTS BY ITS REGISTERED REPRESENTATIVES AND THE SELLING BROKERS. SM&R DID NOT RETAIN ANY OF THESE COMMISSIONS. WE PAID ANFS AGGREGATE COMMISSIONS OF $626,024 IN 2012 (SEPTEMBER – DECEMBER) FOR THE SALE OF VARIABLE LIFE POLICIES AND VARIABLE ANNUITY CONTRACTS BY THE SELLING BROKERS. ANFS DID NOT RETAIN ANY OF THESE COMMISSIONS.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i)	if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii)	if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•

other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•

the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•

the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the Securities and Exchange Commission (“SEC”):

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise un-averaged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFF ERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay surrenders;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other Separate Accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty (60) days advance written notice by any party;

•

by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•

by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•

by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•

by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•

upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•

by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•

by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•

by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•

by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•

by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•

by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•

by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•

upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one-hundred-eighty days advance written notice by any party;

•	at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•

at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•	at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•

if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•

upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•

at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•

at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•

at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•

at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•

by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger Portfolios Class I-2 Shares

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•

at American National’s option to the extent the shares of any Alger Portfolios are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•

at the option of the Alger Portfolios, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger Portfolios participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger Portfolios;

•

at American National’s option, upon the institution of formal proceedings against the Alger Portfolios by the SEC, FINRA, or any other regulatory body regarding the Alger Portfolios or the underwriter’s duties under the Alger Portfolios participation agreement or related to the sale of shares of the Alger Portfolios;

•

at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger Portfolios, provided American National gives the Alger Portfolios and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger Portfolios;

•

by the Alger Portfolios, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•

by American National, upon a determination, by American National that the Alger Portfolios or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the Alger Portfolios participation agreement; or

•	upon assignment of the Alger Portfolios participation agreement, unless made with the written consent of the parties to the Alger Portfolios participation agreement.

Invesco Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six (6) months advance written notice by any party, with or without cause; or

•

Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2012, and the related financial statement schedules I – V, and management’s assessment of the effectiveness of internal control over financial reporting as of December 31, 2012 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report on the aforementioned consolidated financial statements refers the Company’s adoption of FASB Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, effective January 1, 2012, and application of the retrospective method of adoption to all prior periods presented in the consolidated financial statements.

Additionally, the statement of net assets of the segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2012, and the related statement of operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANC IAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors of American National Insurance Company and Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger Small Cap Growth Portfolio – Class I-2, Alger Large Cap Growth Portfolio – Class I-2, Alger Growth & Income Portfolio – Class I-2, Alger Balanced Portfolio – Class I-2, Alger Mid Cap Growth Portfolio – Class I-2, Alger Capital Appreciation Portfolio – Class I-2, Federated Managed Volatility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Quality Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Fidelity Variable Insurance Products (VIP) Growth & Income Portfolio– Initial Class, Fidelity VIP Equity-Income Portfolio – Initial Class, Fidelity VIP Growth Portfolio – Initial Class, Fidelity VIP High Income Portfolio – Initial Class, Fidelity VIP Money Market Portfolio – Initial Class, Fidelity VIP Overseas Portfolio – Initial Class, Fidelity VIP Investment Grade Bond Portfolio – Initial Class, Fidelity VIP Asset Manager Portfolio – Initial Class, Fidelity VIP Index 500 Portfolio – Initial Class, Fidelity VIP Contrafund Portfolio – Initial Class, Fidelity VIP Asset Manager: Growth Portfolio – Initial Class, Fidelity VIP Balanced Portfolio – Initial Class, Fidelity VIP Growth Opportunities Portfolio – Initial Class, Fidelity VIP Mid Cap Portfolio – Initial Class, Fidelity VIP Growth Strategies Portfolio – Service Class 2, Fidelity VIP Asset Manager Portfolio – Service Class 2, Fidelity VIP Contrafund Portfolio – Service Class 2, Fidelity VIP Index 500 Portfolio – Service Class 2, Fidelity VIP Growth Opportunities Portfolio – Service Class 2, Fidelity VIP Mid Cap Portfolio – Service Class 2, Fidelity VIP Equity-Income Portfolio – Service Class 2, Fidelity VIP Investment Grade Bond Portfolio – Service Class 2, Fidelity VIP Growth & Income Portfolio – Service Class 2, Fidelity VIP Money Market Portfolio – Service Class 2, Fidelity VIP Value Portfolio – Service Class 2, Fidelity VIP Value Strategies Portfolio – Service Class 2, Fidelity VIP Value Leaders Portfolio – Service Class 2, Invesco Variable Insurance Funds (V.I.) Capital Development Fund – Series I, Invesco Van Kampen V.I. Mid Cap Growth Fund – Series I, Invesco V.I. Diversified Dividend Fund – Series I (formerly Invesco V.I. Dividend Growth Fund – Series I), Invesco V.I. Dynamics Fund – Series I, Invesco V.I. Global Healthcare Fund – Series I, Invesco V.I. Technology Fund – Series I, Invesco V.I. Global Real Estate Fund – Series I, Invesco V.I. Utilities Fund – Series I, Invesco V.I. Financial Services Fund – Series I, Invesco V.I. Small Cap Equity Fund – Series I, MFS Growth Series – Initial Class, MFS Core Equity Series – Initial Class, MFS Research Series – Initial Class, MFS Investors Trust Series – Initial Class, Van Eck Variable Insurance Products (VIP) Global Hard Assets Fund – Initial Class, Van Eck VIP Emerging Markets Fund – Initial Class, T. Rowe Price (TRP) Equity Income Portfolio, TRP International Stock Portfolio, TRP Limited-Term Bond Portfolio, TRP Mid-Cap Growth Portfolio, Lazard (LAZ) Retirement U.S. Small-Mid Cap Equity Portfolio, and LAZ Retirement Emerging Markets Equity Portfolio segregated subaccounts of American National Variable Annuity Separate Account (the Account) as of December 31, 2012, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2012 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Houston, Texas
April 26, 2013

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2012

(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at value	Unit value	Units outstanding
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	14,264	$11.84	$177	$169	$1.12	151,123
Alger Capital Appreciation Portfolio - Class I-2	324	60.81	14	20	1.04	19,017
Alger Growth & Income Portfolio - Class I-2	5,414	11.67	59	63	0.88	72,069
Alger Large Cap Growth Portfolio - Class I-2	2,942	46.82	104	138	0.85	161,273
Alger Mid Cap Growth Portfolio - Class I-2	23,296	13.55	346	316	1.13	278,200
Alger Small Cap Growth Portfolio - Class I-2	1,941	27.78	54	54	1.03	52,292
Federated Fund for U.S. Government Securities II	38,712	11.55	434	447	1.72	260,539
Federated High Income Bond Fund II - Primary Shares	47,750	7.17	299	342	1.99	171,633
Federated Kaufmann Fund II - Primary Shares	9,098	15.06	119	137	1.44	95,075
Federated Managed Volatility Fund II	8,549	9.56	73	82	1.25	65,504
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	16,166	15.14	205	245	1.43	171,701
Fidelity VIP Asset Manager Portfolio - Initial Class	15,850	15.17	226	240	1.64	146,290
Fidelity VIP Contrafund Portfolio - Initial Class	45,332	26.44	1,194	1,199	2.20	545,198
Fidelity VIP Growth Opportunities Portfolio - Initial Class	17,122	21.80	281	373	1.19	313,559
Fidelity VIP Index 500 Portfolio - Initial Class	7,948	144.92	1,052	1,152	1.55	741,650
Fidelity VIP Money Market Portfolio - Service Class 2	952,701	1.00	953	953	0.97	985,912
Lazard Retirement Emerging Markets Portfolio	7,676	22.22	139	171	3.67	46,482
Lazard Retirement Small/Mid Cap Portfolio	21,933	7.30	209	160	2.15	74,604
MFS Core Equity Series - Initial Class	9,286	17.68	124	164	1.46	112,229
MFS Growth Series - Initial Class	16,034	28.83	274	462	1.69	272,806
MFS Investors Trust Series - Initial Class	5,552	22.93	118	127	1.26	101,161
MFS Research Series - Initial Class	8,469	21.85	133	185	1.36	136,183
T. Rowe Price Equity Income Portfolio	24,093	22.27	464	537	1.85	289,608
T. Rowe Price International Stock Portfolio	13,180	13.90	152	183	1.42	128,836
T. Rowe Price Limited-Term Bond Portfolio	18,222	4.98	90	91	1.54	58,806
T. Rowe Price Mid-Cap Growth Portfolio	37,582	22.00	827	827	3.15	262,639
Van Eck VIP Emerging Markets Fund	18,807	13.50	177	254	2.89	87,904
Van Eck VIP Global Hard Assets Fund	2,970	29.13	92	87	3.27	26,440
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	11,369	15.14	145	172	2.08	82,727
Fidelity VIP Asset Manager Portfolio - Initial Class	5,310	15.17	77	81	2.45	32,878
Fidelity VIP Balanced Portfolio - Initial Class	1,785	15.76	29	28	1.37	20,492
Fidelity VIP Contrafund Portfolio - Initial Class	54,159	26.44	1,293	1,432	3.82	375,183
Fidelity VIP Equity-Income Portfolio - Initial Class	41,317	19.94	881	824	2.94	280,354
Fidelity VIP Growth Portfolio - Initial Class	16,763	42.05	563	705	2.80	252,120
Fidelity VIP Growth and Income Portfolio - Initial Class	5,046	14.59	67	74	1.14	64,596
Fidelity VIP Growth Opportunities Portfolio - Initial Class	426	21.80	6	9	0.89	10,420
Fidelity VIP High Income Portfolio - Initial Class	26,498	5.81	126	154	2.20	69,917
Fidelity VIP Index 500 Portfolio - Initial Class	8,936	144.92	1,175	1,295	3.30	391,942
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	45,767	13.06	579	598	2.47	242,281
Fidelity VIP Mid Cap Portfolio - Initial Class	17,989	30.55	461	550	3.54	155,414
Fidelity VIP Money Market Portfolio - Initial Class	1,502,718	1.00	1,503	1,503	1.38	1,085,950
Fidelity VIP Overseas Portfolio - Initial Class	13,201	16.09	236	212	1.84	115,699
T. Rowe Price Equity Income Portfolio	5,300	22.27	100	118	1.55	76,091
T. Rowe Price International Stock Portfolio	3,420	13.90	47	48	1.01	47,205
T. Rowe Price Mid-Cap Growth Portfolio	20,077	22.00	446	442	2.38	185,504

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2012

(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at value	Unit value	Units outstanding
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	44,243	$11.84	$453	$524	$1.14	459,656
Alger Capital Appreciation Portfolio - Class I-2	9,058	60.81	397	551	1.13	485,840
Alger Growth & Income Portfolio - Class I-2	9,768	11.67	109	114	0.91	125,573
Alger Large Cap Growth Portfolio - Class I-2	6,555	46.82	269	307	0.86	358,117
Alger Mid Cap Growth Portfolio - Class I-2	24,967	13.55	232	338	1.16	290,568
Alger Small Cap Growth Portfolio - Class I-2	10,455	27.78	265	290	1.12	259,982
Federated Fund for U.S. Government Securities II	29,884	11.55	342	345	1.28	268,957
Federated High Income Bond Fund II - Primary Shares	131,195	7.17	866	941	2.03	463,112
Federated Kaufmann Fund II - Primary Shares	5,980	15.06	82	90	1.39	64,990
Federated Managed Volatility Fund II	40,871	9.56	352	391	1.26	309,687
Federated Quality Bond Fund II - Primary Shares	15,758	11.80	176	186	1.38	134,693
Fidelity VIP Contrafund Portfolio - Service Class 2	85,171	26.00	1,754	2,214	1.51	1,462,611
Fidelity VIP Equity-Income Portfolio - Service Class 2	33,514	19.62	648	658	1.23	534,931
Fidelity VIP Growth and Income Portfolio - Service Class 2	14,392	14.35	172	207	1.31	157,918
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	16,214	21.60	247	350	0.97	362,880
Fidelity VIP Growth Strategies Portfolio - Service Class 2	24,953	8.90	181	222	0.98	226,944
Fidelity VIP Index 500 Portfolio - Service Class 2	8,423	143.65	1,067	1,210	1.04	1,162,435
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	41,722	12.79	535	534	1.36	392,972
Fidelity VIP Mid Cap Portfolio - Service Class 2	63,287	29.98	1,707	1,897	2.39	795,051
Fidelity VIP Money Market Portfolio - Service Class 2	1,282,888	1.00	1,283	1,283	0.97	1,325,743
Fidelity VIP Value Leaders Portfolio - Service Class 2	13,290	10.27	119	136	1.00	136,454
Fidelity VIP Value Portfolio - Service Class 2	11,725	12.50	121	147	1.23	119,141
Fidelity VIP Value Strategies - Service Class 2	21,349	11.18	196	239	1.47	162,046
Invesco V.I. Capital Development Fund - Series I	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund - Series I	2,349	16.34	36	38	27.50	1,396
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	1,304	21.00	24	27	1.43	19,146
Invesco V.I. Global Real Estate Fund - Series I	32,712	15.47	367	506	2.87	176,609
Invesco V.I. Small Cap Equity Fund - Series I	10,863	18.69	164	203	1.25	162,117
Invesco V.I. Technology Fund - Series I	8,147	16.87	121	137	0.68	202,127
Invesco V.I. Utilities Fund - Series I	18,871	16.20	283	306	1.27	240,492
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	3,901	3.92	16	15	9.67	1,581
MFS Core Equity Series - Initial Class	787	17.68	11	14	0.84	16,570
MFS Growth Series - Initial Class	4,168	28.83	91	120	0.78	153,823
MFS Investors Trust Series - Initial Class	563	22.93	11	13	1.15	11,195
MFS Research Series - Initial Class	279	21.85	5	6	1.01	6,046
T. Rowe Price Equity Income Portfolio	71,952	22.27	1,264	1,602	1.61	993,332
T. Rowe Price International Stock Portfolio	72,268	13.90	919	1,005	1.01	994,302
T. Rowe Price Limited-Term Bond Portfolio	76,249	4.98	382	380	1.42	268,235
T. Rowe Price Mid-Cap Growth Portfolio	1,024	22.00	22	23	2.02	11,160
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	2,070	11.84	23	25	1.13	21,778
Alger Capital Appreciation Portfolio - Class I-2	960	60.81	37	58	1.12	52,156
Alger Growth & Income Portfolio - Class I-2	3,159	11.67	27	37	0.90	41,132
Alger Large Cap Growth Portfolio - Class I-2	1,779	46.82	84	83	0.85	98,463
Alger Mid Cap Growth Portfolio - Class I-2	3,320	13.55	34	45	1.15	39,127
Alger Small Cap Growth Portfolio - Class I-2	582	27.78	18	16	1.10	14,665

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2012

(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at value	Unit value	Units outstanding
Wealthquest III Variable Annuity - 6 yr Ratchet
Federated Fund for U.S. Government Securities II	999	$11.55	$11	$12	$1.27	9,059
Federated High Income Bond Fund II - Primary Shares	13,144	7.17	86	94	2.01	46,992
Federated Kaufmann Fund II - Primary Shares	122	15.06	2	2	1.38	1,342
Federated Managed Volatility Fund II	1,951	9.56	17	19	1.25	14,972
Federated Quality Bond Fund II - Primary Shares	1,414	11.80	16	17	1.37	12,183
Fidelity VIP Contrafund Portfolio - Service Class 2	7,005	26.00	155	182	1.49	121,840
Fidelity VIP Equity-Income Portfolio - Service Class 2	2,625	19.62	43	52	1.22	42,228
Fidelity VIP Growth and Income Portfolio - Service Class 2	2,936	14.35	40	42	1.30	32,470
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	866	21.60	20	19	0.95	19,619
Fidelity VIP Growth Strategies Portfolio - Service Class 2	2,911	8.90	22	26	0.97	26,786
Fidelity VIP Index 500 Portfolio - Service Class 2	1,562	143.65	217	224	1.03	218,287
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	712	12.79	9	9	1.35	6,758
Fidelity VIP Mid Cap Portfolio - Service Class 2	10,476	29.98	314	314	2.36	133,174
Fidelity VIP Money Market Portfolio - Service Class 2	731,775	1.00	732	732	0.96	758,321
Fidelity VIP Value Leaders Portfolio - Service Class 2	3,394	10.27	47	35	0.99	35,117
Fidelity VIP Value Portfolio - Service Class 2	3,190	12.50	34	40	1.22	32,669
Fidelity VIP Value Strategies - Service Class 2	1,405	11.18	13	16	1.46	10,747
Invesco V.I. Diversified Dividend Fund - Series I	480	16.34	7	8	27.52	285
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	1,449	21.00	23	30	1.41	21,532
Invesco V.I. Global Real Estate Fund - Series I	2,062	15.47	19	32	2.83	11,264
Invesco V.I. Small Cap Equity Fund - Series I	62	18.69	1	1	1.24	943
Invesco V.I. Technology Fund - Series I	1,801	16.87	25	30	0.67	45,213
Invesco V.I. Utilities Fund - Series I	2,302	16.20	34	37	1.26	29,690
MFS Core Equity Series - Initial Class	72	17.68	1	1	0.83	1,530
MFS Growth Series - Initial Class	837	28.83	19	24	0.77	31,300
MFS Investors Trust Series - Initial Class	3,450	22.93	76	79	1.14	69,431
MFS Research Series - Initial Class	13	21.85	—	—	1.00	282
T. Rowe Price Equity Income Portfolio	20,344	22.27	393	453	1.59	284,455
T. Rowe Price International Stock Portfolio	8,612	13.90	104	120	1.00	120,019
T. Rowe Price Limited-Term Bond Portfolio	8,440	4.98	43	42	1.40	30,070
T. Rowe Price Mid-Cap Growth Portfolio	140	22.00	3	3	1.99	1,548
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	29	60.81	1	2	1.11	1,570
Alger Growth & Income Portfolio - Class I-2	96	11.67	1	1	0.88	1,272
Alger Mid Cap Growth Portfolio - Class I-2	3	13.55	—	—	1.13	37
Fidelity VIP Contrafund Portfolio - Service Class 2	11	26.00	—	—	1.48	194
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	682	12.79	9	9	1.34	6,525
Fidelity VIP Mid Cap Portfolio - Service Class 2	327	29.98	10	10	2.33	4,208
Fidelity VIP Money Market Portfolio - Service Class 2	6,325	1.00	6	6	0.96	6,574
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	1,645	11.84	17	19	1.09	17,864
Alger Capital Appreciation Portfolio - Class I-2	885	60.81	42	54	1.08	49,612
Alger Growth & Income Portfolio - Class I-2	9,222	11.67	88	108	0.87	123,961
Alger Large Cap Growth Portfolio - Class I-2	2,792	46.82	118	131	0.82	159,513
Alger Mid Cap Growth Portfolio - Class I-2	12,073	13.55	193	164	1.11	146,900
Alger Small Cap Growth Portfolio - Class I-2	3,764	27.78	103	105	1.07	97,871

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2012

(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at value	Unit value	Units outstanding
Wealthquest III Variable Annuity - 5% Rollup
Federated High Income Bond Fund II - Primary Shares	34,117	$7.17	$233	$245	$1.94	125,916
Federated Kaufmann Fund II - Primary Shares	1,537	15.06	22	23	1.35	17,163
Federated Managed Volatility Fund II	782	9.56	7	7	1.21	6,191
Federated Quality Bond Fund II - Primary Shares	4,596	11.80	52	54	1.34	40,353
Fidelity VIP Contrafund Portfolio - Service Class 2	16,264	26.00	449	423	1.45	292,026
Fidelity VIP Equity-Income Portfolio - Service Class 2	1,187	19.62	22	23	1.20	19,467
Fidelity VIP Growth and Income Portfolio - Service Class 2	47	14.35	1	1	1.27	532
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	592	21.60	12	13	0.92	13,842
Fidelity VIP Growth Strategies Portfolio - Service Class 2	51	8.90	—	—	0.94	485
Fidelity VIP Index 500 Portfolio - Service Class 2	2,321	143.65	307	333	1.00	334,918
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	45	12.79	1	1	1.32	433
Fidelity VIP Mid Cap Portfolio - Service Class 2	6,913	29.98	200	207	2.29	90,510
Fidelity VIP Money Market Portfolio - Service Class 2	155,178	1.00	155	155	0.96	161,951
Fidelity VIP Value Portfolio - Service Class 2	1,368	12.50	16	17	1.20	14,278
Fidelity VIP Value Strategies - Service Class 2	2,852	11.18	25	32	1.43	22,238
Invesco V.I. Capital Development Fund - Series I	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund - Series I	1,270	16.34	19	21	27.40	757
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	1,498	21.00	26	31	1.37	22,933
Invesco V.I. Global Real Estate Fund - Series I	4,148	15.47	47	64	2.75	23,341
Invesco V.I. Technology Fund - Series I	390	16.87	6	7	0.65	10,094
Invesco V.I. Utilities Fund - Series I	1,580	16.20	23	26	1.22	20,986
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	9.65	—
MFS Core Equity Series - Initial Class	4,993	17.68	63	88	0.80	109,883
MFS Growth Series - Initial Class	5,334	28.83	86	154	0.75	204,734
MFS Investors Trust Series - Initial Class	—	—	—	—	1.10	—
MFS Research Series - Initial Class	1,130	21.85	16	25	0.97	25,506
T. Rowe Price Equity Income Portfolio	13,357	22.27	259	297	1.54	192,802
T. Rowe Price International Stock Portfolio	3,641	13.90	42	51	0.97	52,374
T. Rowe Price Limited-Term Bond Portfolio	24,424	4.98	122	122	1.35	89,837
T. Rowe Price Mid-Cap Growth Portfolio	6,088	22.00	130	134	1.93	69,384
Group Unallocated Variable Annuity Registered
Alger Balanced Portfolio - Class I-2	39,897	11.84	458	472	1.24	381,454
Alger Capital Appreciation Portfolio - Class I-2	10,803	60.81	575	657	1.23	533,221
Alger Growth & Income Portfolio - Class I-2	14,147	11.67	144	165	0.99	167,351
Alger Large Cap Growth Portfolio - Class I-2	5,188	46.82	234	243	0.93	260,841
Alger Mid Cap Growth Portfolio - Class I-2	52,987	13.55	594	718	1.27	567,431
Alger Small Cap Growth Portfolio - Class I-2	26,834	27.78	771	745	1.21	614,016
Federated Fund for U.S. Government Securities II	55,371	11.55	636	640	1.37	466,867
Federated High Income Bond Fund II - Primary Shares	204,200	7.17	1,375	1,464	2.21	663,321
Federated Kaufmann Fund II - Primary Shares	25,263	15.06	345	380	1.48	257,221
Federated Managed Volatility Fund II	66,863	9.56	599	639	1.37	466,230
Federated Quality Bond Fund II - Primary Shares	90,066	11.80	1,021	1,063	1.47	721,235
Fidelity VIP Asset Manager Portfolio - Service Class 2	389	14.92	6	6	1.42	4,092
Fidelity VIP Contrafund Portfolio - Service Class 2	90,978	26.00	1,897	2,365	1.65	1,437,727
Fidelity VIP Equity-Income Portfolio - Service Class 2	11,336	19.62	224	222	1.31	169,506
Fidelity VIP Growth and Income Portfolio - Service Class 2	7,623	14.35	97	109	1.40	78,357
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	14,287	21.60	242	309	1.05	294,237
Fidelity VIP Growth Strategies Portfolio - Service Class 2	50,766	8.90	401	452	1.06	425,168

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Net Assets

As of December 31, 2012

(Amounts in thousands except for unit and share information)

Assets	Shares	NAV	Investments at cost	Investments at value	Unit value	Units outstanding
Group Unallocated Variable Annuity Registered
Fidelity VIP Index 500 Portfolio - Service Class 2	5,957	$143.65	$783	$856	$1.13	756,499
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	45,754	12.79	592	585	1.45	403,733
Fidelity VIP Mid Cap Portfolio - Service Class 2	63,513	29.98	1,778	1,904	2.59	734,771
Fidelity VIP Money Market Portfolio - Service Class 2	4,952,805	1.00	4,953	4,953	0.99	4,996,575
Fidelity VIP Value Leaders Portfolio - Service Class 2	10,640	10.27	105	109	1.07	102,342
Fidelity VIP Value Portfolio - Service Class 2	13,798	12.50	148	172	1.31	131,345
Fidelity VIP Value Strategies - Service Class 2	53,408	11.18	511	597	1.57	379,755
Invesco V.I. Capital Development Fund - Series I	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund - Series I	8,777	16.34	130	143	27.99	5,124
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	16,436	21.00	288	345	1.55	222,281
Invesco V.I. Global Real Estate Fund - Series I	45,546	15.47	614	705	3.11	226,448
Invesco V.I. Small Cap Equity Fund - Series I	36,117	18.69	591	675	1.36	496,351
Invesco V.I. Technology Fund - Series I	17,514	16.87	277	295	0.74	400,099
Invesco V.I. Utilities Fund - Series I	35,204	16.20	544	570	1.38	413,159
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	17,509	3.92	69	69	9.73	7,052
MFS Core Equity Series - Initial Class	6,316	17.68	107	112	0.91	122,303
MFS Growth Series - Initial Class	20,652	28.83	501	595	0.85	700,518
MFS Investors Trust Series - Initial Class	5,642	22.93	125	129	1.25	103,153
MFS Research Series - Initial Class	1,730	21.85	37	38	1.10	34,425
T. Rowe Price Equity Income Portfolio	91,560	22.27	1,727	2,039	1.75	1,163,162
T. Rowe Price International Stock Portfolio	132,407	13.90	1,711	1,840	1.10	1,676,446
T. Rowe Price Limited-Term Bond Portfolio	184,226	4.98	929	917	1.54	596,358
T. Rowe Price Mid-Cap Growth Portfolio	10,594	22.00	250	233	2.19	106,272

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

As of December 31, 2012

(Amounts in thousands)

	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations
Wealthquest Variable Annuity
Alger Balanced Portfolio - Class I-2	$—	$—	$(7)	$(7)	$18	$11
Alger Capital Appreciation Portfolio - Class I-2	(1)	—	7	7	—	6
Alger Growth & Income Portfolio - Class I-2	1	—	1	1	5	7
Alger Large Cap Growth Portfolio - Class I-2	—	—	7	7	6	13
Alger Mid Cap Growth Portfolio - Class I-2	(5)	—	(52)	(52)	106	49
Alger Small Cap Growth Portfolio - Class I-2	(1)	15	7	22	(13)	8
Federated Fund for U.S. Government Securities II	12	—	2	2	(7)	7
Federated High Income Bond Fund II - Primary Shares	24	—	(6)	(6)	27	45
Federated Kaufmann Fund II - Primary Shares	(2)	—	1	1	20	19
Federated Managed Volatility Fund II	1	5	1	6	2	9
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	—	1	1	2	28	30
Fidelity VIP Asset Manager Portfolio - Initial Class	1	2	1	3	21	25
Fidelity VIP Contrafund Portfolio - Initial Class	—	—	(69)	(69)	242	173
Fidelity VIP Growth Opportunities Portfolio - Initial Class	(3)	—	19	19	49	65
Fidelity VIP Index 500 Portfolio - Initial Class	9	16	22	38	114	161
Fidelity VIP Money Market Portfolio - Service Class 2	(13)	—	—	—	—	(13)
Lazard Retirement Emerging Markets Portfolio	1	2	(5)	(3)	32	30
Lazard Retirement Small/Mid Cap Portfolio	(3)	45	(15)	30	(11)	16
MFS Core Equity Series - Initial Class	(1)	—	6	6	18	23
MFS Growth Series - Initial Class	(6)	—	24	24	50	68
MFS Investors Trust Series - Initial Class	(1)	—	—	—	22	21
MFS Research Series - Initial Class	(1)	—	12	12	17	28
T. Rowe Price Equity Income Portfolio	5	—	(57)	(57)	138	86
T. Rowe Price International Stock Portfolio	(1)	—	(27)	(27)	60	32
T. Rowe Price Limited-Term Bond Portfolio	1	—	—	—	—	1
T. Rowe Price Mid-Cap Growth Portfolio	(10)	76	(3)	73	32	95
Van Eck VIP Emerging Markets Fund	(3)	—	(9)	(9)	70	58
Van Eck VIP Global Hard Assets Fund	—	7	(4)	3	(1)	2
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	—	1	1	2	20	22
Fidelity VIP Asset Manager Portfolio - Initial Class	—	1	—	1	8	9
Fidelity VIP Balanced Portfolio - Initial Class	(1)	5	2	7	10	16
Fidelity VIP Contrafund Portfolio - Initial Class	(2)	—	(74)	(74)	301	225
Fidelity VIP Equity-Income Portfolio - Initial Class	14	51	(20)	31	73	118
Fidelity VIP Growth Portfolio - Initial Class	(7)	—	63	63	49	105
Fidelity VIP Growth and Income Portfolio - Initial Class	1	—	—	—	10	11
Fidelity VIP Growth Opportunities Portfolio - Initial Class	—	—	—	—	1	1
Fidelity VIP High Income Portfolio - Initial Class	7	—	1	1	10	18
Fidelity VIP Index 500 Portfolio - Initial Class	9	16	13	29	134	172
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	7	15	1	16	(1)	22
Fidelity VIP Mid Cap Portfolio - Initial Class	(5)	43	5	48	22	65
Fidelity VIP Money Market Portfolio - Initial Class	(20)	—	—	—	—	(20)
Fidelity VIP Overseas Portfolio - Initial Class	1	1	(38)	(37)	81	45
T. Rowe Price Equity Income Portfolio	1	—	14	14	11	26
T. Rowe Price International Stock Portfolio	—	—	—	—	8	8
T. Rowe Price Mid-Cap Growth Portfolio	(6)	41	(8)	33	26	53

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

As of December 31, 2012

(Amounts in thousands)

	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	$1	$—	$(6)	$(6)	$41	$36
Alger Capital Appreciation Portfolio - Class I-2	(1)	—	13	13	68	80
Alger Growth & Income Portfolio - Class I-2	3	—	—	—	10	13
Alger Large Cap Growth Portfolio - Class I-2	—	—	4	4	21	25
Alger Mid Cap Growth Portfolio - Class I-2	(4)	—	36	36	19	51
Alger Small Cap Growth Portfolio - Class I-2	(4)	68	(1)	67	(27)	36
Federated Fund for U.S. Government Securities II	9	—	1	1	(4)	6
Federated High Income Bond Fund II - Primary Shares	68	—	76	76	(16)	128
Federated Kaufmann Fund II - Primary Shares	(1)	—	11	11	10	20
Federated Managed Volatility Fund II	6	22	5	27	11	44
Federated Quality Bond Fund II - Primary Shares	6	—	2	2	7	15
Fidelity VIP Contrafund Portfolio - Service Class 2	(2)	—	(32)	(32)	352	318
Fidelity VIP Equity-Income Portfolio - Service Class 2	11	43	6	49	38	98
Fidelity VIP Growth and Income Portfolio - Service Class 2	2	—	(5)	(5)	33	30
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(3)	—	1	1	61	59
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(3)	—	12	12	12	21
Fidelity VIP Index 500 Portfolio - Service Class 2	8	16	(57)	(41)	197	164
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	5	15	3	18	—	23
Fidelity VIP Mid Cap Portfolio - Service Class 2	(18)	149	112	261	43	286
Fidelity VIP Money Market Portfolio - Service Class 2	(22)	—	—	—	—	(22)
Fidelity VIP Value Leaders Portfolio - Service Class 2	1	—	(1)	(1)	15	15
Fidelity VIP Value Portfolio - Service Class 2	—	—	(5)	(5)	34	29
Fidelity VIP Value Strategies - Service Class 2	(3)	—	44	44	28	69
Invesco V.I. Capital Development Fund - Series I	—	—	(1)	(1)	3	2
Invesco V.I. Diversified Dividend Fund - Series I	1	—	—	—	5	6
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	(1)	—	13	13	(1)	11
Invesco V.I. Global Real Estate Fund - Series I	(3)	—	24	24	93	114
Invesco V.I. Small Cap Equity Fund - Series I	(3)	—	7	7	23	27
Invesco V.I. Technology Fund - Series I	(2)	—	9	9	3	10
Invesco V.I. Utilities Fund - Series I	7	13	17	30	(27)	10
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	—	—
MFS Core Equity Series - Initial Class	—	—	—	—	2	2
MFS Growth Series - Initial Class	(2)	—	4	4	14	16
MFS Investors Trust Series - Initial Class	—	—	25	25	(11)	14
MFS Research Series - Initial Class	—	—	—	—	1	1
T. Rowe Price Equity Income Portfolio	17	—	(13)	(13)	269	273
T. Rowe Price International Stock Portfolio	—	—	85	85	83	168
T. Rowe Price Limited-Term Bond Portfolio	4	1	3	4	(1)	7
T. Rowe Price Mid-Cap Growth Portfolio	(1)	2	17	19	(7)	11
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	—	—	1	1	1	2
Alger Capital Appreciation Portfolio - Class I-2	—	—	23	23	(8)	15
Alger Growth & Income Portfolio - Class I-2	—	—	(5)	(5)	11	6
Alger Large Cap Growth Portfolio - Class I-2	—	—	—	—	7	7
Alger Mid Cap Growth Portfolio - Class I-2	(1)	—	43	43	(26)	16
Alger Small Cap Growth Portfolio - Class I-2	—	4	2	6	(1)	5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

As of December 31, 2012

(Amounts in thousands)

	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations
Wealthquest III Variable Annuity - 6 yr Ratchet
Federated Fund for U.S. Government Securities II	$—	$—	$—	$—	$—	$—
Federated High Income Bond Fund II - Primary Shares	6	—	1	1	5	12
Federated Kaufmann Fund II - Primary Shares	—	—	1	1	—	1
Federated Managed Volatility Fund II	1	2	2	4	(2)	3
Federated Quality Bond Fund II - Primary Shares	1	—	—	—	1	2
Fidelity VIP Contrafund Portfolio - Service Class 2	(1)	—	(5)	(5)	40	34
Fidelity VIP Equity-Income Portfolio - Service Class 2	—	3	1	4	3	7
Fidelity VIP Growth and Income Portfolio - Service Class 2	—	—	(2)	(2)	9	7
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	—	—	—	—	3	3
Fidelity VIP Growth Strategies Portfolio - Service Class 2	—	—	—	—	3	3
Fidelity VIP Index 500 Portfolio - Service Class 2	1	3	(7)	(4)	34	31
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio - Service Class 2	(3)	25	34	59	(15)	41
Fidelity VIP Money Market Portfolio - Service Class 2	(9)	—	—	—	—	(9)
Fidelity VIP Value Leaders Portfolio - Service Class 2	1	—	—	—	4	5
Fidelity VIP Value Portfolio - Service Class 2	—	—	1	1	6	7
Fidelity VIP Value Strategies - Service Class 2	—	—	—	—	4	4
Invesco V.I. Diversified Dividend Fund - Series I	—	—	—	—	1	1
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	—	—	—	—	5	5
Invesco V.I. Global Real Estate Fund - Series I	—	—	—	—	7	7
Invesco V.I. Small Cap Equity Fund - Series I	—	—	—	—	—	—
Invesco V.I. Technology Fund - Series I	—	—	—	—	3	3
Invesco V.I. Utilities Fund - Series I	1	1	1	2	(2)	1
MFS Core Equity Series - Initial Class	—	—	8	8	(6)	2
MFS Growth Series - Initial Class	—	—	1	1	3	4
MFS Investors Trust Series - Initial Class	—	—	—	—	12	12
T. Rowe Price Equity Income Portfolio	4	—	(12)	(12)	77	69
T. Rowe Price International Stock Portfolio	—	—	—	—	17	17
T. Rowe Price Limited-Term Bond Portfolio	—	—	—	—	—	—
T. Rowe Price Mid-Cap Growth Portfolio	—	—	—	—	—	—
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	—	—	—	—	—	—
Alger Growth & Income Portfolio - Class I-2	—	—	—	—	—	—
Alger Mid Cap Growth Portfolio - Class I-2	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio - Service Class 2	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio - Service Class 2	—	1	—	1	—	1
Fidelity VIP Money Market Portfolio - Service Class 2	—	—	—	—	—	—
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	—	—	—	—	1	1
Alger Capital Appreciation Portfolio - Class I-2	—	—	1	1	7	8
Alger Growth & Income Portfolio - Class I-2	2	—	—	—	8	10
Alger Large Cap Growth Portfolio - Class I-2	—	—	16	16	(4)	12
Alger Mid Cap Growth Portfolio - Class I-2	(3)	—	(43)	(43)	70	24
Alger Small Cap Growth Portfolio - Class I-2	(2)	22	6	28	(13)	13
Federated High Income Bond Fund II - Primary Shares	21	—	12	12	—	33
Federated Kaufmann Fund II - Primary Shares	—	—	3	3	2	5
Federated Managed Volatility Fund II	—	—	3	3	(2)	1
Federated Quality Bond Fund II - Primary Shares	1	—	—	—	4	5
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

As of December 31, 2012

(Amounts in thousands)

	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations
Wealthquest III Variable Annuity - 5% Rollup
Fidelity VIP Contrafund Portfolio - Service Class 2	$(1)	$—	$(6)	$(6)	$63	$56
Fidelity VIP Equity-Income Portfolio - Service Class 2	1	2	4	6	(1)	6
Fidelity VIP Growth and Income Portfolio - Service Class 2	—	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(1)	—	24	24	(14)	9
Fidelity VIP Growth Strategies Portfolio - Service Class 2	—	—	—	—	—	—
Fidelity VIP Index 500 Portfolio - Service Class 2	1	4	(33)	(29)	74	46
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	—	—	2	2	—	2
Fidelity VIP Mid Cap Portfolio - Service Class 2	(2)	16	5	21	8	27
Fidelity VIP Money Market Portfolio - Service Class 2	(2)	—	—	—	—	(2)
Fidelity VIP Value Portfolio - Service Class 2	—	—	(2)	(2)	5	3
Fidelity VIP Value Strategies - Service Class 2	(1)	—	(5)	(5)	13	7
Invesco V.I. Capital Development Fund - Series I	—	—	—	—	1	1
Invesco V.I. Diversified Dividend Fund - Series I	—	—	—	—	3	3
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	—	—	—	—	5	5
Invesco V.I. Global Real Estate Fund - Series I	(1)	—	(19)	(19)	34	14
Invesco V.I. Technology Fund - Series I	—	—	—	—	—	—
Invesco V.I. Utilities Fund - Series I	1	1	1	2	(1)	2
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	—	—
MFS Core Equity Series - Initial Class	—	—	—	—	11	11
MFS Growth Series - Initial Class	(2)	—	1	1	22	21
MFS Investors Trust Series - Initial Class	—	—	—	—	1	1
MFS Research Series - Initial Class	—	—	—	—	3	3
T. Rowe Price Equity Income Portfolio	2	—	(52)	(52)	100	50
T. Rowe Price International Stock Portfolio	—	—	8	8	2	10
T. Rowe Price Limited-Term Bond Portfolio	—	—	2	2	(2)	—
T. Rowe Price Mid-Cap Growth Portfolio	(2)	12	—	12	4	14
Group Unallocated Variable Annuity Registered
Alger Balanced Portfolio - Class I-2	4	—	22	22	3	29
Alger Capital Appreciation Portfolio - Class I-2	5	—	59	59	53	117
Alger Growth & Income Portfolio - Class I-2	5	—	11	11	5	21
Alger Large Cap Growth Portfolio - Class I-2	2	—	1	1	19	22
Alger Mid Cap Growth Portfolio - Class I-2	(3)	—	112	112	9	118
Alger Small Cap Growth Portfolio - Class I-2	(3)	177	93	270	(168)	99
Federated Fund for U.S. Government Securities II	27	—	2	2	(12)	17
Federated High Income Bond Fund II - Primary Shares	112	—	28	28	56	196
Federated Kaufmann Fund II - Primary Shares	(1)	—	9	9	52	60
Federated Managed Volatility Fund II	21	48	41	89	(13)	97
Federated Quality Bond Fund II - Primary Shares	35	—	(1)	(1)	51	85
Fidelity VIP Asset Manager Portfolio - Service Class 2	—	—	—	—	1	1
Fidelity VIP Contrafund Portfolio - Service Class 2	17	—	449	449	(70)	396
Fidelity VIP Equity-Income Portfolio - Service Class 2	5	14	1	15	11	31
Fidelity VIP Growth and Income Portfolio - Service Class 2	2	—	13	13	6	21
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	(1)	—	62	62	5	66
Fidelity VIP Growth Strategies Portfolio - Service Class 2	(2)	—	38	38	10	46
Fidelity VIP Index 500 Portfolio - Service Class 2	13	18	136	154	29	196
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	11	16	1	17	2	30

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Operations

As of December 31, 2012

(Amounts in thousands)

	Net investment income (loss)	Realized gain distributions from underlying mutual fund	Realized gains (losses) on sales of investments	Net realized gains (losses) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations
Group Unallocated Variable Annuity Registered
Fidelity VIP Mid Cap Portfolio - Service Class 2	$(1)	$151	$368	$519	$(230)	$288
Fidelity VIP Money Market Portfolio - Service Class 2	(25)	—	—	—	—	(25)
Fidelity VIP Value Leaders Portfolio - Service Class 2	2	—	7	7	6	15
Fidelity VIP Value Portfolio - Service Class 2	1	—	9	9	19	29
Fidelity VIP Value Strategies - Service Class 2	—	—	27	27	108	135
Invesco V.I. Capital Development Fund - Series I	—	—	(4)	(4)	14	10
Invesco V.I. Diversified Dividend Fund - Series I	3	—	—	—	20	23
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	(1)	—	41	41	29	69
Invesco V.I. Global Real Estate Fund - Series I	2	—	35	35	118	155
Invesco V.I. Small Cap Equity Fund - Series I	(2)	—	57	57	25	80
Invesco V.I. Technology Fund - Series I	(1)	—	42	42	—	41
Invesco V.I. Utilities Fund - Series I	17	22	42	64	(55)	26
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	(2)	(2)	—	(2)
MFS Core Equity Series - Initial Class	—	—	16	16	(2)	14
MFS Growth Series - Initial Class	(2)	—	37	37	62	97
MFS Investors Trust Series - Initial Class	—	—	17	17	(2)	15
MFS Research Series - Initial Class	1	—	78	78	(31)	48
T. Rowe Price Equity Income Portfolio	40	—	379	379	(61)	358
T. Rowe Price International Stock Portfolio	16	—	100	100	161	277
T. Rowe Price Limited-Term Bond Portfolio	19	2	(13)	(11)	17	25
T. Rowe Price Mid-Cap Growth Portfolio	(1)	22	6	28	24	51

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2012

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2011	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2012
Wealthquest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$246	$—	$(7)	$18	$11	$1	$(89)	$(88)	$(77)	$169
Alger Capital Appreciation Portfolio - Class I-2	59	(1)	7	—	6	6	(51)	(45)	(39)	20
Alger Growth & Income Portfolio - Class I-2	67	1	1	5	7	1	(12)	(11)	(4)	63
Alger Large Cap Growth Portfolio - Class I-2	147	—	7	6	13	—	(22)	(22)	(9)	138
Alger Mid Cap Growth Portfolio - Class I-2	365	(5)	(52)	106	49	1	(99)	(98)	(49)	316
Alger Small Cap Growth Portfolio - Class I-2	83	(1)	22	(13)	8	2	(39)	(37)	(29)	54
Federated Fund for U.S. Government Securities II	479	12	2	(7)	7	6	(45)	(39)	(32)	447
Federated High Income Bond Fund II - Primary Shares	350	24	(6)	27	45	8	(61)	(53)	(8)	342
Federated Kaufmann Fund II - Primary Shares	127	(2)	1	20	19	1	(10)	(9)	10	137
Federated Managed Volatility Fund II	82	1	6	2	9	3	(12)	(9)	—	82
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	216	—	2	28	30	5	(6)	(1)	29	245
Fidelity VIP Asset Manager Portfolio - Initial Class	225	1	3	21	25	1	(11)	(10)	15	240
Fidelity VIP Contrafund Portfolio - Initial Class	1,241	—	(69)	242	173	59	(274)	(215)	(42)	1,199
Fidelity VIP Growth Opportunities Portfolio - Initial Class	368	(3)	19	49	65	1	(61)	(60)	5	373
Fidelity VIP Index 500 Portfolio - Initial Class	1,181	9	38	114	161	1	(191)	(190)	(29)	1,152
Fidelity VIP Money Market Portfolio - Service Class 2	1,174	(13)	—	—	(13)	3	(211)	(208)	(221)	953
Lazard Retirement Emerging Markets Portfolio	152	1	(3)	32	30	6	(17)	(11)	19	171
Lazard Retirement Small/Mid Cap Portfolio	220	(3)	30	(11)	16	4	(80)	(76)	(60)	160
MFS Core Equity Series - Initial Class	161	(1)	6	18	23	—	(20)	(20)	3	164
MFS Growth Series - Initial Class	436	(6)	24	50	68	1	(43)	(42)	26	462
MFS Investors Trust Series - Initial Class	123	(1)	—	22	21	—	(17)	(17)	4	127
MFS Research Series - Initial Class	184	(1)	12	17	28	—	(27)	(27)	1	185
T. Rowe Price Equity Income Portfolio	672	5	(57)	138	86	—	(221)	(221)	(135)	537
T. Rowe Price International Stock Portfolio	213	(1)	(27)	60	32	11	(73)	(62)	(30)	183
T. Rowe Price Limited-Term Bond Portfolio	101	1	—	—	1	—	(11)	(11)	(10)	91
T. Rowe Price Mid-Cap Growth Portfolio	783	(10)	73	32	95	11	(62)	(51)	44	827
Van Eck VIP Emerging Markets Fund	216	(3)	(9)	70	58	11	(31)	(20)	38	254
Van Eck VIP Global Hard Assets Fund	77	—	3	(1)	2	13	(5)	8	10	87
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	152	—	2	20	22	1	(3)	(2)	20	172
Fidelity VIP Asset Manager Portfolio - Initial Class	79	—	1	8	9	1	(8)	(7)	2	81
Fidelity VIP Balanced Portfolio - Initial Class	115	(1)	7	10	16	1	(104)	(103)	(87)	28
Fidelity VIP Contrafund Portfolio - Initial Class	1,560	(2)	(74)	301	225	19	(372)	(353)	(128)	1,432
Fidelity VIP Equity-Income Portfolio - Initial Class	775	14	31	73	118	3	(72)	(69)	49	824
Fidelity VIP Growth Portfolio - Initial Class	802	(7)	63	49	105	14	(216)	(202)	(97)	705
Fidelity VIP Growth and Income Portfolio - Initial Class	63	1	—	10	11	—	—	—	11	74
Fidelity VIP Growth Opportunities Portfolio - Initial Class	8	—	—	1	1	—	—	—	1	9
Fidelity VIP High Income Portfolio - Initial Class	135	7	1	10	18	1	—	1	19	154
Fidelity VIP Index 500 Portfolio - Initial Class	1,230	9	29	134	172	15	(122)	(107)	65	1,295
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	474	7	16	(1)	22	103	(1)	102	124	598
Fidelity VIP Mid Cap Portfolio - Initial Class	507	(5)	48	22	65	9	(31)	(22)	43	550
Fidelity VIP Money Market Portfolio - Initial Class	1,627	(20)	—	—	(20)	114	(218)	(104)	(124)	1,503
Fidelity VIP Overseas Portfolio - Initial Class	246	1	(37)	81	45	2	(81)	(79)	(34)	212
T. Rowe Price Equity Income Portfolio	169	1	14	11	26	4	(81)	(77)	(51)	118
T. Rowe Price International Stock Portfolio	57	—	—	8	8	3	(20)	(17)	(9)	48
T. Rowe Price Mid-Cap Growth Portfolio	441	(6)	33	26	53	5	(57)	(52)	1	442

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2012

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2011	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2012
Wealthquest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	$718	$1	$(6)	$41	$36	$13	$(243)	$(230)	$(194)	$524
Alger Capital Appreciation Portfolio - Class I-2	489	(1)	13	68	80	40	(58)	(18)	62	551
Alger Growth & Income Portfolio - Class I-2	109	3	—	10	13	4	(12)	(8)	5	114
Alger Large Cap Growth Portfolio - Class I-2	300	—	4	21	25	7	(25)	(18)	7	307
Alger Mid Cap Growth Portfolio - Class I-2	359	(4)	36	19	51	4	(76)	(72)	(21)	338
Alger Small Cap Growth Portfolio - Class I-2	344	(4)	67	(27)	36	20	(110)	(90)	(54)	290
Federated Fund for U.S. Government Securities II	313	9	1	(4)	6	52	(26)	26	32	345
Federated High Income Bond Fund II - Primary Shares	990	68	76	(16)	128	84	(261)	(177)	(49)	941
Federated Kaufmann Fund II - Primary Shares	129	(1)	11	10	20	38	(97)	(59)	(39)	90
Federated Managed Volatility Fund II	372	6	27	11	44	11	(36)	(25)	19	391
Federated Quality Bond Fund II - Primary Shares	182	6	2	7	15	1	(12)	(11)	4	186
Fidelity VIP Contrafund Portfolio - Service Class 2	2,193	(2)	(32)	352	318	164	(461)	(297)	21	2,214
Fidelity VIP Equity-Income Portfolio - Service Class 2	737	11	49	38	98	57	(234)	(177)	(79)	658
Fidelity VIP Growth and Income Portfolio - Service Class 2	184	2	(5)	33	30	42	(49)	(7)	23	207
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	321	(3)	1	61	59	14	(44)	(30)	29	350
Fidelity VIP Growth Strategies Portfolio - Service Class 2	211	(3)	12	12	21	23	(33)	(10)	11	222
Fidelity VIP Index 500 Portfolio - Service Class 2	1,224	8	(41)	197	164	76	(254)	(178)	(14)	1,210
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	516	5	18	—	23	69	(74)	(5)	18	534
Fidelity VIP Mid Cap Portfolio - Service Class 2	2,241	(18)	261	43	286	186	(816)	(630)	(344)	1,897
Fidelity VIP Money Market Portfolio - Service Class 2	2,217	(22)	—	—	(22)	234	(1,146)	(912)	(934)	1,283
Fidelity VIP Value Leaders Portfolio - Service Class 2	125	1	(1)	15	15	4	(8)	(4)	11	136
Fidelity VIP Value Portfolio - Service Class 2	158	—	(5)	34	29	—	(40)	(40)	(11)	147
Fidelity VIP Value Strategies - Service Class 2	263	(3)	44	28	69	93	(186)	(93)	(24)	239
Invesco V.I. Capital Development Fund - Series I	18	—	(1)	3	2	—	(20)	(20)	(18)	—
Invesco V.I. Diversified Dividend Fund - Series I	33	1	—	5	6	(1)	—	(1)	5	38
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	54	(1)	13	(1)	11	—	(38)	(38)	(27)	27
Invesco V.I. Global Real Estate Fund - Series I	465	(3)	24	93	114	23	(96)	(73)	41	506
Invesco V.I. Small Cap Equity Fund - Series I	220	(3)	7	23	27	8	(52)	(44)	(17)	203
Invesco V.I. Technology Fund - Series I	117	(2)	9	3	10	31	(21)	10	20	137
Invesco V.I. Utilities Fund - Series I	322	7	30	(27)	10	90	(116)	(26)	(16)	306
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	—	19	(4)	15	15	15
MFS Core Equity Series - Initial Class	14	—	—	2	2	(1)	(1)	(2)	—	14
MFS Growth Series - Initial Class	107	(2)	4	14	16	34	(37)	(3)	13	120
MFS Investors Trust Series - Initial Class	91	—	25	(11)	14	3	(95)	(92)	(78)	13
MFS Research Series - Initial Class	5	—	—	1	1	—	—	—	1	6
T. Rowe Price Equity Income Portfolio	1,784	17	(13)	269	273	117	(572)	(455)	(182)	1,602
T. Rowe Price International Stock Portfolio	1,024	—	85	83	168	83	(270)	(187)	(19)	1,005
T. Rowe Price Limited-Term Bond Portfolio	560	4	4	(1)	7	42	(229)	(187)	(180)	380
T. Rowe Price Mid-Cap Growth Portfolio	106	(1)	19	(7)	11	1	(95)	(94)	(83)	23
Wealthquest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	33	—	1	1	2	1	(11)	(10)	(8)	25
Alger Capital Appreciation Portfolio - Class I-2	97	—	23	(8)	15	—	(54)	(54)	(39)	58
Alger Growth & Income Portfolio - Class I-2	107	—	(5)	11	6	1	(77)	(76)	(70)	37
Alger Large Cap Growth Portfolio - Class I-2	80	—	—	7	7	(1)	(3)	(4)	3	83
Alger Mid Cap Growth Portfolio - Class I-2	156	(1)	43	(26)	16	—	(127)	(127)	(111)	45
Alger Small Cap Growth Portfolio - Class I-2	40	—	6	(1)	5	—	(29)	(29)	(24)	16

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2012

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2011	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2012
Wealthquest III Variable Annuity - 6 yr Ratchet
Federated Fund for U.S. Government Securities II	$11	$—	$—	$—	$—	$1	$—	$1	$1	$12
Federated High Income Bond Fund II - Primary Shares	90	6	1	5	12	—	(8)	(8)	4	94
Federated Kaufmann Fund II - Primary Shares	6	—	1	—	1	1	(6)	(5)	(4)	2
Federated Managed Volatility Fund II	36	1	4	(2)	3	7	(27)	(20)	(17)	19
Federated Quality Bond Fund II - Primary Shares	35	1	—	1	2	2	(22)	(20)	(18)	17
Fidelity VIP Contrafund Portfolio - Service Class 2	257	(1)	(5)	40	34	2	(111)	(109)	(75)	182
Fidelity VIP Equity-Income Portfolio - Service Class 2	46	—	4	3	7	1	(2)	(1)	6	52
Fidelity VIP Growth and Income Portfolio - Service Class 2	46	—	(2)	9	7	—	(11)	(11)	(4)	42
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	16	—	—	3	3	—	—	—	3	19
Fidelity VIP Growth Strategies Portfolio - Service Class 2	24	—	—	3	3	(1)	—	(1)	2	26
Fidelity VIP Index 500 Portfolio - Service Class 2	230	1	(4)	34	31	—	(37)	(37)	(6)	224
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	29	—	—	—	—	2	(22)	(20)	(20)	9
Fidelity VIP Mid Cap Portfolio - Service Class 2	354	(3)	59	(15)	41	15	(96)	(81)	(40)	314
Fidelity VIP Money Market Portfolio - Service Class 2	480	(9)	—	—	(9)	275	(14)	261	252	732
Fidelity VIP Value Leaders Portfolio - Service Class 2	31	1	—	4	5	(1)	—	(1)	4	35
Fidelity VIP Value Portfolio - Service Class 2	41	—	1	6	7	1	(9)	(8)	(1)	40
Fidelity VIP Value Strategies - Service Class 2	47	—	—	4	4	1	(36)	(35)	(31)	16
Invesco V.I. Diversified Dividend Fund - Series I	7	—	—	1	1	—	—	—	1	8
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	26	—	—	5	5	(1)	—	(1)	4	30
Invesco V.I. Global Real Estate Fund - Series I	25	—	—	7	7	—	—	—	7	32
Invesco V.I. Small Cap Equity Fund - Series I	2	—	—	—	—	—	(1)	(1)	(1)	1
Invesco V.I. Technology Fund - Series I	28	—	—	3	3	(1)	—	(1)	2	30
Invesco V.I. Utilities Fund - Series I	31	1	2	(2)	1	8	(3)	5	6	37
MFS Core Equity Series - Initial Class	30	—	8	(6)	2	(1)	(30)	(31)	(29)	1
MFS Growth Series - Initial Class	22	—	1	3	4	—	(2)	(2)	2	24
MFS Investors Trust Series - Initial Class	69	—	—	12	12	(1)	(1)	(2)	10	79
T. Rowe Price Equity Income Portfolio	465	4	(12)	77	69	1	(82)	(81)	(12)	453
T. Rowe Price International Stock Portfolio	102	—	—	17	17	3	(2)	1	18	120
T. Rowe Price Limited-Term Bond Portfolio	50	—	—	—	—	4	(12)	(8)	(8)	42
T. Rowe Price Mid-Cap Growth Portfolio	4	—	—	—	—	—	(1)	(1)	(1)	3
Wealthquest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	1	—	—	—	—	1	—	1	1	2
Alger Growth & Income Portfolio - Class I-2	1	—	—	—	—	—	—	—	—	1
Alger Mid Cap Growth Portfolio - Class I-2	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio - Service Class 2	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	8	—	—	—	—	1	—	1	1	9
Fidelity VIP Mid Cap Portfolio - Service Class 2	9	—	1	—	1	—	—	—	1	10
Fidelity VIP Money Market Portfolio - Service Class 2	6	—	—	—	—	—	—	—	—	6
Wealthquest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	19	—	—	1	1	—	(1)	(1)	—	19
Alger Capital Appreciation Portfolio - Class I-2	47	—	1	7	8	1	(2)	(1)	7	54
Alger Growth & Income Portfolio - Class I-2	97	2	—	8	10	1	—	1	11	108
Alger Large Cap Growth Portfolio - Class I-2	167	—	16	(4)	12	2	(50)	(48)	(36)	131
Alger Mid Cap Growth Portfolio - Class I-2	200	(3)	(43)	70	24	16	(76)	(60)	(36)	164
Alger Small Cap Growth Portfolio - Class I-2	180	(2)	28	(13)	13	2	(90)	(88)	(75)	105
Federated High Income Bond Fund II - Primary Shares	285	21	12	—	33	156	(229)	(73)	(40)	245
Federated Kaufmann Fund II - Primary Shares	29	—	3	2	5	14	(25)	(11)	(6)	23
Federated Managed Volatility Fund II	33	—	3	(2)	1	—	(27)	(27)	(26)	7
Federated Quality Bond Fund II - Primary Shares	82	1	—	4	5	—	(33)	(33)	(28)	54

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2012

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2011	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2012
Wealthquest III Variable Annuity - 5% Rollup
Fidelity VIP Contrafund Portfolio - Service Class 2	$386	$(1)	$(6)	$63	$56	$(1)	$(18)	$(19)	$37	$423
Fidelity VIP Equity-Income Portfolio - Service Class 2	48	1	6	(1)	6	(1)	(30)	(31)	(25)	23
Fidelity VIP Growth and Income Portfolio - Service Class 2	4	—	—	—	—	—	(3)	(3)	(3)	1
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	59	(1)	24	(14)	9	13	(68)	(55)	(46)	13
Fidelity VIP Growth Strategies Portfolio - Service Class 2	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Portfolio - Service Class 2	400	1	(29)	74	46	20	(133)	(113)	(67)	333
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	62	—	2	—	2	—	(63)	(63)	(61)	1
Fidelity VIP Mid Cap Portfolio - Service Class 2	215	(2)	21	8	27	12	(47)	(35)	(8)	207
Fidelity VIP Money Market Portfolio - Service Class 2	241	(2)	—	—	(2)	141	(225)	(84)	(86)	155
Fidelity VIP Value Portfolio - Service Class 2	20	—	(2)	5	3	—	(6)	(6)	(3)	17
Fidelity VIP Value Strategies - Service Class 2	37	(1)	(5)	13	7	1	(13)	(12)	(5)	32
Invesco V.I. Capital Development Fund - Series I	6	—	—	1	1	—	(7)	(7)	(6)	—
Invesco V.I. Diversified Dividend Fund - Series I	16	—	—	3	3	2	—	2	5	21
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	21	—	—	5	5	5	—	5	10	31
Invesco V.I. Global Real Estate Fund - Series I	60	(1)	(19)	34	14	19	(29)	(10)	4	64
Invesco V.I. Technology Fund - Series I	1	—	—	—	—	6	—	6	6	7
Invesco V.I. Utilities Fund - Series I	20	1	2	(1)	2	6	(2)	4	6	26
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	—	14	(14)	—	—	—
MFS Core Equity Series - Initial Class	77	—	—	11	11	—	—	—	11	88
MFS Growth Series - Initial Class	133	(2)	1	22	21	1	(1)	—	21	154
MFS Investors Trust Series - Initial Class	10	—	—	1	1	—	(11)	(11)	(10)	—
MFS Research Series - Initial Class	21	—	—	3	3	1	—	1	4	25
T. Rowe Price Equity Income Portfolio	450	2	(52)	100	50	51	(254)	(203)	(153)	297
T. Rowe Price International Stock Portfolio	57	—	8	2	10	11	(27)	(16)	(6)	51
T. Rowe Price Limited-Term Bond Portfolio	196	—	2	(2)	—	57	(131)	(74)	(74)	122
T. Rowe Price Mid-Cap Growth Portfolio	119	(2)	12	4	14	1	—	1	15	134
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	589	4	22	3	29	104	(250)	(146)	(117)	472
Alger Capital Appreciation Portfolio - Class I-2	743	5	59	53	117	125	(328)	(203)	(86)	657
Alger Growth & Income Portfolio - Class I-2	181	5	11	5	21	25	(62)	(37)	(16)	165
Alger Large Cap Growth Portfolio - Class I-2	247	2	1	19	22	73	(99)	(26)	(4)	243
Alger Mid Cap Growth Portfolio - Class I-2	812	(3)	112	9	118	79	(291)	(212)	(94)	718
Alger Small Cap Growth Portfolio - Class I-2	844	(3)	270	(168)	99	107	(305)	(198)	(99)	745
Federated Fund for U.S. Government Securities II	772	27	2	(12)	17	234	(383)	(149)	(132)	640
Federated High Income Bond Fund II - Primary Shares	1,512	112	28	56	196	324	(568)	(244)	(48)	1,464
Federated Kaufmann Fund II - Primary Shares	363	(1)	9	52	60	50	(93)	(43)	17	380
Federated Managed Volatility Fund II	919	21	89	(13)	97	74	(451)	(377)	(280)	639
Federated Quality Bond Fund II - Primary Shares	894	35	(1)	51	85	214	(130)	84	169	1,063
Fidelity VIP Asset Manager Portfolio - Service Class 2	5	—	—	1	1	—	—	—	1	6
Fidelity VIP Contrafund Portfolio - Service Class 2	2,802	17	449	(70)	396	197	(1,030)	(833)	(437)	2,365
Fidelity VIP Equity-Income Portfolio - Service Class 2	197	5	15	11	31	114	(120)	(6)	25	222
Fidelity VIP Growth and Income Portfolio - Service Class 2	124	2	13	6	21	30	(66)	(36)	(15)	109
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	452	(1)	62	5	66	40	(249)	(209)	(143)	309
Fidelity VIP Growth Strategies Portfolio - Service Class 2	468	(2)	38	10	46	61	(123)	(62)	(16)	452
Fidelity VIP Index 500 Portfolio - Service Class 2	1,490	13	154	29	196	101	(931)	(830)	(634)	856
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	494	11	17	2	30	394	(333)	61	91	585
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2012

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2011	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2012
WealthQuest III Group Unallocated Variable Annuity
Fidelity VIP Mid Cap Portfolio - Service Class 2	$2,326	$(1)	$519	$(230)	$288	$189	$(899)	$(710)	$(422)	$1,904
Fidelity VIP Money Market Portfolio - Service Class 2	10,110	(25)	—	—	(25)	713	(5,845)	(5,132)	(5,157)	4,953
Fidelity VIP Value Leaders Portfolio - Service Class 2	109	2	7	6	15	34	(49)	(15)	—	109
Fidelity VIP Value Portfolio - Service Class 2	166	1	9	19	29	30	(53)	(23)	6	172
Fidelity VIP Value Strategies - Service Class 2	529	—	27	108	135	93	(160)	(67)	68	597
Invesco V.I. Capital Development Fund - Series I	77	—	(4)	14	10	3	(90)	(87)	(77)	—
Invesco V.I. Diversified Dividend Fund - Series I	117	3	—	20	23	30	(27)	3	26	143
Invesco V.I. Dynamics Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	376	(1)	41	29	69	55	(155)	(100)	(31)	345
Invesco V.I. Global Real Estate Fund - Series I	594	2	35	118	155	259	(303)	(44)	111	705
Invesco V.I. Small Cap Equity Fund - Series I	634	(2)	57	25	80	175	(214)	(39)	41	675
Invesco V.I. Technology Fund - Series I	415	(1)	42	—	41	45	(206)	(161)	(120)	295
Invesco V.I. Utilities Fund - Series I	695	17	64	(55)	26	107	(258)	(151)	(125)	570
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	(2)	—	(2)	106	(35)	71	69	69
MFS Core Equity Series - Initial Class	104	—	16	(2)	14	77	(83)	(6)	8	112
MFS Growth Series - Initial Class	593	(2)	37	62	97	67	(162)	(95)	2	595
MFS Investors Trust Series - Initial Class	143	—	17	(2)	15	105	(134)	(29)	(14)	129
MFS Research Series - Initial Class	383	1	78	(31)	48	50	(443)	(393)	(345)	38
T. Rowe Price Equity Income Portfolio	2,427	40	379	(61)	358	258	(1,004)	(746)	(388)	2,039
T. Rowe Price International Stock Portfolio	1,820	16	100	161	277	594	(851)	(257)	20	1,840
T. Rowe Price Limited-Term Bond Portfolio	1,645	19	(11)	17	25	107	(860)	(753)	(728)	917
T. Rowe Price Mid-Cap Growth Portfolio	474	(1)	28	24	51	42	(334)	(292)	(241)	233

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest Variable Annuity II
Alger Balanced Portfolio - Class I-2	$245	$4	$(2)	$(5)	$(3)	$18	$(14)	$4	$1	$246
Alger Capital Appreciation Portfolio - Class I-2	74	(1)	3	(3)	(1)	—	(14)	(14)	(15)	59
Alger Growth & Income Portfolio - Class I-2	64	—	—	3	3	—	—	—	3	67
Alger Large Cap Growth Portfolio - Class I-2	157	(1)	3	(5)	(3)	2	(9)	(7)	(10)	147
Alger Mid Cap Growth Portfolio - Class I-2	380	(4)	(19)	(19)	(42)	42	(15)	27	(15)	365
Alger Small Cap Growth Portfolio - Class I-2	101	(1)	5	(7)	(3)	2	(17)	(15)	(18)	83
Federated Fund for U.S. Government Securities II	476	14	1	6	21	14	(32)	(18)	3	479
Federated High Income Bond Fund II - Primary Shares	394	27	(4)	(8)	15	(2)	(57)	(59)	(44)	350
Federated Kaufmann Fund II - Primary Shares	248	—	10	(34)	(24)	2	(99)	(97)	(121)	127
Federated Managed Volatility Fund II	88	2	1	—	3	—	(9)	(9)	(6)	82
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	408	—	22	(47)	(25)	—	(167)	(167)	(192)	216
Fidelity VIP Asset Manager Portfolio - Initial Class	239	2	1	(12)	(9)	—	(5)	(5)	(14)	225
Fidelity VIP Contrafund Portfolio - Initial Class	1,812	(7)	(179)	130	(56)	30	(545)	(515)	(571)	1,241
Fidelity VIP Growth Opportunities Portfolio - Initial Class	486	(4)	37	(24)	9	6	(133)	(127)	(118)	368
Fidelity VIP Index 500 Portfolio - Initial Class	1,688	6	125	(118)	13	28	(548)	(520)	(507)	1,181
Fidelity VIP Money Market Portfolio - Service Class 2	1,410	(16)	—	—	(16)	48	(268)	(220)	(236)	1,174
Lazard Retirement Emerging Markets Portfolio	224	1	(5)	(34)	(38)	—	(34)	(34)	(72)	152
Lazard Retirement Small/Mid Cap Portfolio	259	(3)	5	(27)	(25)	10	(24)	(14)	(39)	220
MFS Core Equity Series - Initial Class	192	—	6	(9)	(3)	(1)	(27)	(28)	(31)	161
MFS Growth Series - Initial Class	593	(6)	82	(81)	(5)	11	(163)	(152)	(157)	436
MFS Investors Trust Series - Initial Class	143	(1)	(2)	(2)	(5)	1	(16)	(15)	(20)	123
MFS Research Series - Initial Class	271	(1)	9	(11)	(3)	18	(102)	(84)	(87)	184
T. Rowe Price Equity Income Portfolio	934	4	(60)	54	(2)	16	(276)	(260)	(262)	672
T. Rowe Price International Stock Portfolio	303	1	(10)	(27)	(36)	4	(58)	(54)	(90)	213
T. Rowe Price Limited-Term Bond Portfolio	108	1	2	(2)	1	10	(18)	(8)	(7)	101
T. Rowe Price Mid-Cap Growth Portfolio	854	(11)	92	(106)	(25)	26	(72)	(46)	(71)	783
Van Eck VIP Emerging Markets Fund	374	(1)	(8)	(74)	(83)	1	(76)	(75)	(158)	216
Van Eck VIP Global Hard Assets Fund	117	—	(4)	(17)	(21)	1	(20)	(19)	(40)	77
Investrac Gold Variable Annuity
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	283	(1)	14	(31)	(18)	20	(133)	(113)	(131)	152
Fidelity VIP Asset Manager Portfolio - Initial Class	93	1	—	(4)	(3)	1	(12)	(11)	(14)	79
Fidelity VIP Balanced Portfolio - Initial Class	16	1	1	(14)	(12)	112	(1)	111	99	115
Fidelity VIP Contrafund Portfolio - Initial Class	2,065	(9)	(161)	104	(66)	74	(513)	(439)	(505)	1,560
Fidelity VIP Equity-Income Portfolio - Initial Class	973	7	(64)	47	(10)	42	(230)	(188)	(198)	775
Fidelity VIP Growth Portfolio - Initial Class	939	(10)	4	(6)	(12)	53	(178)	(125)	(137)	802
Fidelity VIP Growth and Income Portfolio - Initial Class	63	—	—	—	—	—	—	—	—	63
Fidelity VIP Growth Opportunities Portfolio - Initial Class	14	—	—	1	1	(1)	(6)	(7)	(6)	8
Fidelity VIP High Income Portfolio - Initial Class	143	7	(1)	(3)	3	11	(22)	(11)	(8)	135
Fidelity VIP Index 500 Portfolio - Initial Class	1,683	4	106	(99)	11	140	(604)	(464)	(453)	1,230

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
Investrac Gold Variable Annuity
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	$566	$9	$18	$(1)	$26	$14	$(132)	$(118)	$(92)	$474
Fidelity VIP Mid Cap Portfolio - Initial Class	692	(8)	3	(73)	(78)	11	(118)	(107)	(185)	507
Fidelity VIP Money Market Portfolio - Initial Class	2,527	(26)	—	—	(26)	156	(1,030)	(874)	(900)	1,627
Fidelity VIP Overseas Portfolio - Initial Class	463	(2)	(71)	(6)	(79)	10	(148)	(138)	(217)	246
T. Rowe Price Equity Income Portfolio	203	—	(9)	4	(5)	7	(36)	(29)	(34)	169
T. Rowe Price International Stock Portfolio	145	(1)	(13)	(2)	(16)	27	(99)	(72)	(88)	57
T. Rowe Price Mid-Cap Growth Portfolio	504	(7)	45	(51)	(13)	33	(83)	(50)	(63)	441
WealthQuest III Variable Annuity - No Rider
Alger Balanced Portfolio - Class I-2	863	14	(35)	15	(6)	22	(161)	(139)	(145)	718
Alger Capital Appreciation Portfolio - Class I-2	614	(6)	18	(18)	(6)	10	(129)	(119)	(125)	489
Alger Growth & Income Portfolio - Class I-2	104	1	(2)	7	6	8	(9)	(1)	5	109
Alger Large Cap Growth Portfolio - Class I-2	302	(1)	7	(11)	(5)	57	(54)	3	(2)	300
Alger Mid Cap Growth Portfolio - Class I-2	557	(4)	(30)	(15)	(49)	61	(210)	(149)	(198)	359
Alger Small Cap Growth Portfolio - Class I-2	495	(5)	18	(27)	(14)	13	(150)	(137)	(151)	344
Federated Fund for U.S. Government Securities II	327	10	2	3	15	19	(48)	(29)	(14)	313
Federated High Income Bond Fund II - Primary Shares	1,063	83	(17)	(29)	37	148	(258)	(110)	(73)	990
Federated Kaufmann Fund II - Primary Shares	181	—	4	(26)	(22)	7	(37)	(30)	(52)	129
Federated Managed Volatility Fund II	344	9	2	2	13	34	(19)	15	28	372
Federated Quality Bond Fund II - Primary Shares	176	7	2	(7)	2	16	(12)	4	6	182
Fidelity VIP Contrafund Portfolio - Service Class 2	2,523	(11)	(254)	172	(93)	472	(709)	(237)	(330)	2,193
Fidelity VIP Equity-Income Portfolio - Service Class 2	400	10	(37)	4	(23)	442	(82)	360	337	737
Fidelity VIP Growth and Income Portfolio - Service Class 2	196	1	(10)	9	—	26	(38)	(12)	(12)	184
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	304	(4)	(6)	10	—	43	(26)	17	17	321
Fidelity VIP Growth Strategies Portfolio - Service Class 2	177	(3)	—	(24)	(27)	62	(1)	61	34	211
Fidelity VIP Index 500 Portfolio - Service Class 2	1,556	5	(66)	59	(2)	93	(423)	(330)	(332)	1,224
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	735	8	36	(6)	38	29	(286)	(257)	(219)	516
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,601	(37)	(179)	(167)	(383)	308	(1,285)	(977)	(1,360)	2,241
Fidelity VIP Money Market Portfolio - Service Class 2	2,651	(33)	—	—	(33)	5,164	(5,565)	(401)	(434)	2,217
Fidelity VIP Value Leaders Portfolio - Service Class 2	138	—	(2)	(10)	(12)	6	(7)	(1)	(13)	125
Fidelity VIP Value Portfolio - Service Class 2	177	(1)	(9)	3	(7)	16	(28)	(12)	(19)	158
Fidelity VIP Value Strategies - Service Class 2	493	(2)	62	(94)	(34)	4	(200)	(196)	(230)	263
Invesco V.I. Capital Development Fund - Series I	—	—	—	(3)	(3)	25	(4)	21	18	18
Invesco V.I. Diversified Dividend Fund - Series I	—	—	—	(3)	(3)	36	—	36	33	33
Invesco V.I. Dynamics Fund - Series I	21	—	5	(3)	2	—	(23)	(23)	(21)	—
Invesco V.I. Financial Services Fund - Series I	27	—	1	—	1	2	(30)	(28)	(27)	—
Invesco V.I. Global Health Care Fund - Series I	42	(1)	(1)	1	(1)	16	(3)	13	12	54
Invesco V.I. Global Real Estate Fund - Series I	595	13	(84)	33	(38)	38	(130)	(92)	(130)	465
Invesco V.I. Small Cap Equity Fund - Series I	219	(3)	1	(4)	(6)	22	(15)	7	1	220
Invesco V.I. Technology Fund - Series I	153	(2)	24	(31)	(9)	36	(63)	(27)	(36)	117
Invesco V.I. Utilities Fund - Series I	404	7	(75)	117	49	25	(156)	(131)	(82)	322
MFS Core Equity Series - Initial Class	27	—	(1)	—	(1)	—	(12)	(12)	(13)	14

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Variable Annuity - No Rider
MFS Growth Series - Initial Class	$115	$(1)	$—	$(1)	$(2)	$3	$(9)	$(6)	$(8)	$107
MFS Investors Trust Series - Initial Class	242	—	2	(10)	(8)	26	(169)	(143)	(151)	91
MFS Research Series - Initial Class	7	—	—	—	—	1	(3)	(2)	(2)	5
T. Rowe Price Equity Income Portfolio	1,977	10	(103)	64	(29)	202	(366)	(164)	(193)	1,784
T. Rowe Price International Stock Portfolio	1,430	3	(7)	(163)	(167)	103	(342)	(239)	(406)	1,024
T. Rowe Price Limited-Term Bond Portfolio	679	8	10	(15)	3	71	(193)	(122)	(119)	560
T. Rowe Price Mid-Cap Growth Portfolio	252	(2)	24	(18)	4	—	(150)	(150)	(146)	106
WealthQuest III Variable Annuity - 6 yr Ratchet
Alger Balanced Portfolio - Class I-2	129	—	4	(3)	1	1	(98)	(97)	(96)	33
Alger Capital Appreciation Portfolio - Class I-2	137	(2)	15	(14)	(1)	1	(40)	(39)	(40)	97
Alger Growth & Income Portfolio - Class I-2	153	—	(8)	15	7	—	(53)	(53)	(46)	107
Alger Large Cap Growth Portfolio - Class I-2	119	—	4	(4)	—	1	(40)	(39)	(39)	80
Alger Mid Cap Growth Portfolio - Class I-2	190	(1)	8	(22)	(15)	—	(19)	(19)	(34)	156
Alger Small Cap Growth Portfolio - Class I-2	232	(1)	20	(10)	9	(1)	(200)	(201)	(192)	40
Federated Fund for U.S. Government Securities II	17	—	—	—	—	—	(6)	(6)	(6)	11
Federated High Income Bond Fund II - Primary Shares	445	16	75	(78)	13	2	(370)	(368)	(355)	90
Federated Kaufmann Fund II - Primary Shares	10	—	—	(1)	(1)	—	(3)	(3)	(4)	6
Federated Managed Volatility Fund II	39	1	—	—	1	—	(4)	(4)	(3)	36
Federated Quality Bond Fund II - Primary Shares	207	1	2	(2)	1	1	(174)	(173)	(172)	35
Fidelity VIP Contrafund Portfolio - Service Class 2	329	(2)	(11)	4	(9)	2	(65)	(63)	(72)	257
Fidelity VIP Equity-Income Portfolio - Service Class 2	60	—	2	(3)	(1)	1	(14)	(13)	(14)	46
Fidelity VIP Growth and Income - Service Class 2	47	—	—	—	—	—	(1)	(1)	(1)	46
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	16	—	—	—	—	—	—	—	—	16
Fidelity VIP Growth Strategies Portfolio - Service Class 2	26	—	—	(3)	(3)	1	—	1	(2)	24
Fidelity VIP Index 500 Portfolio - Service Class 2	312	1	(11)	14	4	—	(86)	(86)	(82)	230
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	221	—	(9)	9	—	2	(194)	(192)	(192)	29
Fidelity VIP Mid Cap Portfolio - Service Class 2	678	(6)	62	(96)	(40)	2	(286)	(284)	(324)	354
Fidelity VIP Money Market Portfolio - Service Class 2	557	(7)	—	—	(7)	56	(126)	(70)	(77)	480
Fidelity VIP Value Leaders Portfolio - Service Class 2	35	—	—	(3)	(3)	—	(1)	(1)	(4)	31
Fidelity VIP Value Portfolio - Service Class 2	44	(1)	—	(2)	(3)	1	(1)	—	(3)	41
Fidelity VIP Value Strategies - Service Class 2	58	(1)	—	(6)	(7)	2	(6)	(4)	(11)	47
Invesco V.I. Diversified Dividend Fund - Series I	—	—	—	(1)	(1)	8	—	8	7	7
Invesco V.I. Financial Services Fund - Series I	7	—	—	—	—	—	(7)	(7)	(7)	—
Invesco V.I. Global Health Care Fund - Series I	48	(1)	4	(1)	2	1	(25)	(24)	(22)	26
Invesco V.I. Global Real Estate Fund - Series I	27	1	—	(3)	(2)	—	—	—	(2)	25
Invesco V.I. Small Cap Equity Fund - Series I	1	—	—	—	—	1	—	1	1	2
Invesco V.I. Technology Fund - Series I	35	—	1	(3)	(2)	1	(6)	(5)	(7)	28
Invesco V.I. Utilities Fund - Series I	28	1	—	3	4	—	(1)	(1)	3	31
MFS Core Equity Series - Initial Class	30	—	—	(1)	(1)	1	—	1	—	30
MFS Growth Series - Initial Class	42	—	6	(6)	—	—	(20)	(20)	(20)	22
MFS Investors Trust Series - Initial Class	72	—	—	(2)	(2)	—	(1)	(1)	(3)	69

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Variable Annuity - 6 yr Ratchet
T. Rowe Price Equity Income Portfolio	$650	$2	$(47)	$42	$(3)	$2	$(184)	$(182)	$(185)	$465
T. Rowe Price International Stock Portfolio	199	—	11	(26)	(15)	1	(83)	(82)	(97)	102
T. Rowe Price Limited-Term Bond Portfolio	67	—	—	(1)	(1)	2	(18)	(16)	(17)	50
T. Rowe Price Mid-Cap Growth Portfolio	185	—	11	(1)	10	—	(191)	(191)	(181)	4
WealthQuest III Variable Anniuty - 3% Rollup
Alger Capital Appreciation Portfolio - Class I-2	2	—	—	—	—	(1)	—	(1)	(1)	1
Alger Growth & Income Portfolio - Class I-2	1	—	—	—	—	—	—	—	—	1
Alger Mid Cap Growth Portfolio - Class I-2	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund Portfolio - Service Class 2	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	8	—	—	—	—	—	—	—	—	8
Fidelity VIP Mid Cap Portfolio - Service Class 2	11	—	—	(1)	(1)	—	(1)	(1)	(2)	9
Fidelity VIP Money Market Portfolio - Service Class 2	7	—	—	—	—	(1)	—	(1)	(1)	6
WealthQuest III Variable Annuity - 5% Rollup
Alger Balanced Portfolio - Class I-2	19	1	—	(1)	—	3	(3)	—	—	19
Alger Capital Appreciation Portfolio - Class I-2	50	(1)	1	(1)	(1)	—	(2)	(2)	(3)	47
Alger Growth & Income Portfolio - Class I-2	99	—	1	4	5	—	(7)	(7)	(2)	97
Alger Large Cap Growth Portfolio - Class I-2	186	(1)	10	(12)	(3)	2	(18)	(16)	(19)	167
Alger Mid Cap Growth Portfolio - Class I-2	220	(2)	(1)	(17)	(20)	1	(1)	—	(20)	200
Alger Small Cap Growth Portfolio - Class I-2	188	(3)	—	(6)	(9)	2	(1)	1	(8)	180
Federated High Income Bond Fund II - Primary Shares	199	14	—	(8)	6	83	(3)	80	86	285
Federated Kaufmann Fund II - Primary Shares	51	—	1	(5)	(4)	(1)	(17)	(18)	(22)	29
Federated Managed Volatility Fund II	54	1	6	(5)	2	—	(23)	(23)	(21)	33
Federated Quality Bond Fund II - Primary Shares	94	4	—	(2)	2	1	(15)	(14)	(12)	82
Fidelity VIP Contrafund Portfolio - Service Class 2	502	(4)	(22)	11	(15)	1	(102)	(101)	(116)	386
Fidelity VIP Equity-Income Portfolio - Service Class 2	58	—	3	(4)	(1)	12	(21)	(9)	(10)	48
Fidelity VIP Growth and Income - Service Class 2	14	—	(4)	3	(1)	1	(10)	(9)	(10)	4
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	77	(1)	4	(1)	2	1	(21)	(20)	(18)	59
Fidelity VIP Growth Strategies Portfolio - Service Class 2	1	—	—	—	—	—	(1)	(1)	(1)	—
Fidelity VIP Index 500 Portfolio - Service Class 2	441	—	(4)	2	(2)	5	(44)	(39)	(41)	400
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	38	1	2	1	4	34	(14)	20	24	62
Fidelity VIP Mid Cap Portfolio - Service Class 2	350	(4)	19	(46)	(31)	4	(108)	(104)	(135)	215
Fidelity VIP Money Market Portfolio - Service Class 2	418	(6)	—	—	(6)	2,191	(2,362)	(171)	(177)	241
Fidelity VIP Value Portfolio - Service Class 2	31	—	(4)	3	(1)	(1)	(9)	(10)	(11)	20
Fidelity VIP Value Strategies - Service Class 2	42	(1)	(1)	(3)	(5)	1	(1)	—	(5)	37
Invesco V.I. Capital Development Fund - Series I	—	—	—	(1)	(1)	7	—	7	6	6
Invesco V.I. Diversified Dividend Fund - Series I	—	—	—	(1)	(1)	17	—	17	16	16
Invesco V.I. Dynamics Fund - Series I	7	—	2	(1)	1	(1)	(7)	(8)	(7)	—
Invesco V.I. Financial Services Fund - Series I	14	—	—	—	—	1	(15)	(14)	(14)	—
Invesco V.I. Global Health Care Fund - Series I	21	—	—	1	1	(1)	—	(1)	—	21
Invesco V.I. Global Real Estate Fund - Series I	90	1	(26)	21	(4)	—	(26)	(26)	(30)	60
Invesco V.I. Technology Fund - Series I	1	—	—	—	—	2	(2)	—	—	1
Invesco V.I.Utilities Fund - Series I	18	1	—	2	3	—	(1)	(1)	2	20
MFS Core Equity Series - Initial Class	79	—	—	(2)	(2)	—	—	—	(2)	77

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Variable Annuity - 5% Rollup
MFS Growth Series - Initial Class	$138	$(2)	$2	$(2)	$(2)	$—	$(3)	$(3)	$(5)	$133
MFS Investors Trust Series - Initial Class	11	—	—	—	—	(1)	—	(1)	(1)	10
MFS Research Series - Initial Class	22	—	—	—	—	(1)	—	(1)	(1)	21
T. Rowe Price Equity Income Portfolio	526	1	(9)	(2)	(10)	6	(72)	(66)	(76)	450
T. Rowe Price International Stock Portfolio	118	—	(16)	5	(11)	3	(53)	(50)	(61)	57
T. Rowe Price Limited-Term Bond Portfolio	197	2	2	(3)	1	—	(2)	(2)	(1)	196
T. Rowe Price Mid-Cap Growth Portfolio	145	(2)	21	(21)	(2)	—	(24)	(24)	(26)	119
WealthQuest III Group Unallocated Variable Annuity
Alger Balanced Portfolio - Class I-2	1,086	28	130	(167)	(9)	177	(665)	(488)	(497)	589
Alger Capital Appreciation Portfolio - Class I-2	1,223	(3)	251	(244)	4	320	(804)	(484)	(480)	743
Alger Growth & Income Portfolio - Class I-2	391	6	83	(66)	23	44	(277)	(233)	(210)	181
Alger Large Cap Growth Portfolio - Class I-2	1,002	7	105	(146)	(34)	586	(1,307)	(721)	(755)	247
Alger Mid Cap Growth Portfolio - Class I-2	1,345	—	205	(287)	(82)	106	(557)	(451)	(533)	812
Alger Small Cap Growth Portfolio - Class I-2	1,435	(4)	210	(225)	(19)	131	(703)	(572)	(591)	844
Federated Fund for U.S. Government Securities II	874	30	2	10	42	342	(486)	(144)	(102)	772
Federated High Income Bond Fund II - Primary Shares	1,772	151	176	(248)	79	740	(1,079)	(339)	(260)	1,512
Federated Kaufmann Fund II - Primary Shares	778	6	31	(123)	(86)	95	(424)	(329)	(415)	363
Federated Managed Volatility Fund II	998	36	39	(33)	42	216	(337)	(121)	(79)	919
Federated Quality Bond Fund II - Primary Shares	419	23	4	(23)	4	858	(387)	471	475	894
Fidelity VIP Asset Manager Portfolio - Service Class 2	5	—	—	—	—	—	—	—	—	5
Fidelity VIP Contrafund Portfolio - Service Class 2	4,179	12	(10)	(81)	(79)	392	(1,690)	(1,298)	(1,377)	2,802
Fidelity VIP Equity-Income Portfolio - Service Class 2	149	4	24	(28)	—	202	(154)	48	48	197
Fidelity VIP Growth and Income - Service Class 2	343	1	37	(43)	(5)	40	(254)	(214)	(219)	124
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	678	(2)	129	(118)	9	103	(338)	(235)	(226)	452
Fidelity VIP Growth Strategies Portfolio - Service Class 2	690	(2)	106	(162)	(58)	116	(280)	(164)	(222)	468
Fidelity VIP Index 500 Portfolio - Service Class 2	2,466	22	391	(360)	53	345	(1,374)	(1,029)	(976)	1,490
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	1,025	13	9	14	36	191	(758)	(567)	(531)	494
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,832	(10)	279	(600)	(331)	407	(1,582)	(1,175)	(1,506)	2,326
Fidelity VIP Money Market Portfolio - Service Class 2	11,594	(36)	—	—	(36)	5,236	(6,684)	(1,448)	(1,484)	10,110
Fidelity VIP Value Leaders Portfolio - Service Class 2	160	1	29	(41)	(11)	31	(71)	(40)	(51)	109
Fidelity VIP Value Portfolio - Service Class 2	342	—	63	(59)	4	37	(217)	(180)	(176)	166
Fidelity VIP Value Strategies - Service Class 2	635	2	130	(184)	(52)	289	(343)	(54)	(106)	529
Invesco V.I. Capital Development Fund - Series I	—	—	(1)	(14)	(15)	105	(13)	92	77	77
Invesco V.I. Diversified Dividend Fund - Series I	—	—	(10)	(6)	(16)	263	(130)	133	117	117
Invesco V.I. Dynamics Fund - Series I	95	—	45	(34)	11	7	(113)	(106)	(95)	—
Invesco V.I. Financial Services Fund - Series I	228	—	25	(12)	13	8	(249)	(241)	(228)	—
Invesco V.I. Global Health Care Fund - Series I	427	(1)	64	(50)	13	148	(212)	(64)	(51)	376
Invesco V.I. Global Real Estate Fund - Series I	1,300	27	289	(354)	(38)	187	(855)	(668)	(706)	594
Invesco V.I. Small Cap Equity Fund - Series I	798	(3)	120	(146)	(29)	236	(371)	(135)	(164)	634
Invesco V.I. Technology Fund - Series I	791	(1)	156	(180)	(25)	113	(464)	(351)	(376)	415
Invesco V.I. Utilities Fund - Series I	804	21	87	4	112	191	(412)	(221)	(109)	695

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account

Statement of Changes in Net Assets

As of December 31, 2011

(Amounts in thousands)

		Changes from operations				Changes from policy transactions
	Net assets at December 31, 2010	Net investment income (loss)	Net realized gain (loss) on investments	Net change in unrealized appreciation or depreciation of investments	Net increase (decrease) in net assets resulting from operations	Policy purchase payments	Policy terminations, withdrawals and charges	Net increase (decrease) in net assets from policy transactions	Total increase (decrease) in net assets	Net assets at December 31, 2011
WealthQuest III Group Unallocated Variable Annuity
MFS Core Equity Series - Initial Class	$97	$1	$2	$(5)	$(2)	$23	$(14)	$9	$7	$104
MFS Growth Series - Initial Class	660	(1)	89	(94)	(6)	249	(310)	(61)	(67)	593
MFS Investors Trust Series - Initial Class	167	—	7	(12)	(5)	22	(41)	(19)	(24)	143
MFS Research Series - Initial Class	472	2	36	(43)	(5)	58	(142)	(84)	(89)	383
T. Rowe Price Equity Income Portfolio	3,347	39	(50)	12	1	498	(1,419)	(921)	(920)	2,427
T. Rowe Price International Stock Portfolio	3,235	25	500	(859)	(334)	304	(1,385)	(1,081)	(1,415)	1,820
T. Rowe Price Limited-Term Bond Portfolio	1,964	39	12	(28)	23	454	(796)	(342)	(319)	1,645
T. Rowe Price Mid-Cap Growth Portfolio	1,379	(3)	456	(425)	28	115	(1,048)	(933)	(905)	474
See accompanying notes to the financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

American National Variable Annuity Separate Account (“Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2012, there are 57 active subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, Van Eck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

On May 2, 2011, the Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund were merged into the Invesco V.I. Capital Development Fund and the Invesco V.I. Dividend Growth Fund, respectively. The Invesco V.I. Dynamics Fund and the Invesco V.I. Financial Services Fund ceased accepting any purchases, sales or other transactions on or about April 29, 2011. Federated Capital Income Fund II became Federated Managed Volatility Fund II on December 2, 2011.

On April 30, 2012, the Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund. On the same day, the Invesco V.I. Capital Development Fund merged into the Invesco Van Kampen V.I. Mid Cap Growth Fund. Activities prior to the merger are reflected as part of the Invesco V.I. Capital Development Fund, while activities after the merger are reflected as part of the Invesco Van Kampen V.I. Mid Cap Growth Fund. Subsequently, a name change notification was received from the fund manager indicating that Invesco Van Kampen V.I. Mid Cap Growth Fund’s new name will be Invesco V.I. Mid Cap Growth Fund effective April 29, 2013.

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”).

Investments ... Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Unadjusted quoted prices from active markets for identical assets.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly from market data or can be corroborated through observed market data.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes ... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results in the future could differ from management’s estimates.

(2)	SECURITY PURCHASES AND SALES

For the period ended December 31, 2012, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

Fund	Purchases	Sales
Alger Balanced Portfolio - Class I-2	$135	605
Alger Capital Appreciation Portfolio - Class I-2	183	502
Alger Growth & Income Portfolio - Class I-2	47	167
Alger Large Cap Growth Portfolio - Class I-2	93	209
Alger Mid Cap Growth Portfolio - Class I-2	96	681
Alger Small Cap Growth Portfolio - Class I-2	414	581
Federated Fund for U.S. Government Securities II	350	465
Federated High Income Bond Fund II - Primary Shares	823	1,149
Federated Kaufmann Fund II - Primary Shares	104	236
Federated Managed Volatility Fund II	208	559
Federated Quality Bond Fund II - Primary Shares	263	201
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	13	14
Fidelity VIP Asset Manager Portfolio - Initial Class	10	23
Fidelity VIP Balanced Portfolio - Initial Class	6	105
Fidelity VIP Contrafund Portfolio - Initial Class	106	677
Fidelity VIP Contrafund Portfolio - Service Class 2	410	1,653
Fidelity VIP Equity-Income Portfolio - Initial Class	77	82
Fidelity VIP Equity-Income Portfolio - Service Class 2	259	394
Fidelity VIP Growth Portfolio - Initial Class	13	222
Fidelity VIP Growth and Income Portfolio - Initial Class	2	1
Fidelity VIP Growth and Income Portfolio - Service Class 2	79	132
Fidelity VIP Growth Opportunities Portfolio - Initial Class	3	66
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	66	366
Fidelity VIP Growth Strategies Portfolio - Service Class 2	80	159
Fidelity VIP High Income Portfolio - Initial Class	10	2
Fidelity VIP Index 500 Portfolio - Initial Class	93	340
Fidelity VIP Index 500 Portfolio - Service Class 2	283	1,377
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	132	8
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	519	499
Fidelity VIP Mid Cap Portfolio - Initial Class	51	36
Fidelity VIP Mid Cap Portfolio - Service Class 2	749	1,887
Fidelity VIP Money Market Portfolio - Initial Class	111	234
Fidelity VIP Money Market Portfolio - Service Class 2	1,350	7,497
Fidelity VIP Overseas Portfolio - Initial Class	7	83
Fidelity VIP Value Leaders Portfolio - Service Class 2	45	60
Fidelity VIP Value Portfolio - Service Class 2	35	111
Fidelity VIP Value Strategies - Service Class 2	187	401
Invesco Van Kampen V.I. Mid Cap Growth Fund – Series I	140	53
Invesco V.I. Capital Development Fund - Series I	2	117
Invesco V.I. Diversified Dividend Fund - Series I	39	28
Invesco V.I. Global Health Care Fund - Series I	61	196
Invesco V.I. Global Real Estate Fund - Series I	306	436
Invesco V.I. Small Cap Equity Fund - Series I	181	270
Invesco V.I. Technology Fund - Series I	84	230
Invesco V.I. Utilities Fund - Series I	281	385
Lazard Retirement Emerging Markets Portfolio	9	19
Lazard Retirement Small/Mid Cap Portfolio	48	82
MFS Core Equity Series - Initial Class	80	139
MFS Growth Series - Initial Class	102	255
MFS Investors Trust Series - Initial Class	110	262
MFS Research Series - Initial Class	53	473
T. Rowe Price Equity Income Portfolio	540	2,254
T. Rowe Price International Stock Portfolio	738	1,260
T. Rowe Price Limited-Term Bond Portfolio	249	1,254
T. Rowe Price Mid-Cap Growth Portfolio	208	567
Van Eck VIP Emerging Markets Fund	10	34
Van Eck VIP Global Hard Assets Fund	21	6

Grand Total	$10,674	$30,104

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges…Mortality risk and expense risk charges are assessed daily against the Separate Account’s net asset value. This fee was assessed during 2012 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%

Investrac Gold Variable Annuity	1.25%

Group Unallocated Variable Annuity	0.35%

WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)

WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)

WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)

WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)

WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges... The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$ 0 – 500,000	0.90%

$ 500,001 – 1,000,000	0.70%

$ 1,000,001 – 3,000,000	0.50%

$ 3,000,001 – 5,000,000	0.25%

$ 5,000,001 and above	0%

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge... Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

(4)	FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Separate Account have the lowest and highest total return (all ratios are percentages):

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2:
2012	1,032	1.09 to 1.24	1,209	1.35	1.20 to 1.55	4.59 to 5.86
2011	1,444	1.04 to 1.17	1,605	3.19	1.20 to 1.55	-1.51 to -0.32
2010	2,074	1.06 to 1.17	2,342	2.80	1.20 to 1.55	8.64 to 9.95
2009	2,670	0.98 to 1.07	2,763	3.27	1.20 to 1.55	27.26 to 28.80
2008	3,154	0.77 to 0.83	2,547	15.79	1.20 to 1.55	-32.81 to -32.00
Alger Capital Appreciation Portfolio - Class I-2:
2012	1,141	1.04 to 1.23	1,342	1.02	1.20 to 1.55	16.47 to 17.89
2011	1,435	0.89 to 1.05	1,437	0.13	1.20 to 1.55	-1.83 to -0.65
2010	2,064	0.90 to 1.05	2,100	0.42	1.20 to 1.55	12.27 to 13.63
2009	2,974	0.80 to 0.95	2,678	—	1.20 to 1.55	48.78 to 50.58
2008	2,970	0.54 to 0.61	1,775	—	1.20 to 1.55	-45.98 to -45.33
Alger Growth & Income Portfolio - Class I-2:
2012	531	0.87 to 0.99	488	3.19	1.20 to 1.55	10.61 to 11.95
2011	681	0.78 to 0.88	562	1.94	1.20 to 1.55	4.88 to 6.14
2010	1,023	0.73 to 0.83	812	1.57	1.20 to 1.55	10.54 to 11.88
2009	1,308	0.68 to 0.77	940	2.62	1.20 to 1.55	30.14 to 31.71
2008	1,622	0.52 to 0.56	890	2.00	1.20 to 1.55	-40.40 to -39.68
Alger Large Cap Growth Portfolio - Class I-2:
2012	1,038	0.82 to 0.93	902	1.19	1.20 to 1.55	8.17 to 9.48
2011	1,179	0.76 to 0.85	940	1.28	1.20 to 1.55	-1.88 to -0.70
2010	2,134	0.77 to 0.86	1,766	0.79	1.20 to 1.55	11.64 to 12.99
2009	2,752	0.69 to 0.76	2,036	0.64	1.20 to 1.55	45.30 to 47.06
2008	3,027	0.48 to 0.52	1,527	0.24	1.20 to 1.55	-46.99 to -46.34
Alger Mid Cap Growth Portfolio - Class I-2:
2012	1,322	1.11 to 1.27	1,581	—	1.20 to 1.55	14.41 to 15.80
2011	1,827	0.97 to 1.09	1,892	0.36	1.20 to 1.55	-9.68 to -8.59
2010	2,347	1.08 to 1.20	2,692	—	1.20 to 1.55	17.55 to 18.96
2009	3,014	0.92 to 1.00	2,926	—	1.20 to 1.55	49.37 to 51.17
2008	2,915	0.61 to 0.66	1,884	37.10	1.20 to 1.55	-59.00 to -58.50
Alger Small Cap Growth Portfolio - Class I-2:
2012	1,039	1.03 to 1.21	1,210	21.18	1.20 to 1.55	10.76 to 12.10
2011	1,438	0.93 to 1.08	1,491	—	1.20 to 1.55	-4.67 to -3.52
2010	2,262	0.97 to 1.12	2,451	—	1.20 to 1.55	23.37 to 24.86
2009	2,489	0.78 to 0.90	2,184	—	1.20 to 1.55	43.27 to 45.00
2008	2,663	0.55 to 0.62	1,614	1.41	1.20 to 1.55	-47.43 to -46.79
Federated Fund for U.S. Government Securities II:
2012	1,005	1.27 to 1.72	1,444	4.08	1.20 to 1.55	1.64 to 2.61
2011	1,119	1.25 to 1.69	1,576	4.13	1.20 to 1.55	4.41 to 5.41
2010	1,270	1.16 to 1.56	1,694	4.55	1.20 to 1.55	3.81 to 4.80
2009	1,118	1.16 to 1.56	1,443	5.82	1.20 to 1.55	3.85 to 4.84
2008	916	1.11 to 1.50	1,151	3.91	1.20 to 1.55	2.93 to 3.91
Federated High Income Bond Fund II - Primary Shares:
2012	1,471	1.94 to 2.21	3,086	8.10	1.20 to 1.55	12.92 to 14.29
2011	1,751	1.72 to 1.93	3,228	9.04	1.20 to 1.55	3.55 to 4.8
2010	2,191	1.66 to 1.84	3,873	8.45	1.20 to 1.55	12.97 to 14.33
2009	2,766	1.47 to 1.61	4,278	9.52	1.20 to 1.55	50.50 to 52.31
2008	2,642	0.98 to 1.06	2,726	10.44	1.20 to 1.55	-27.14 to -26.25
Federated Kaufmann Fund II - Primary Shares:
2012	436	1.35 to 1.48	632	—	1.20 to 1.55	15.48 to 16.88
2011	527	1.17 to 1.27	654	1.29	1.20 to 1.55	-14.61 to -13.58
2010	876	1.37 to 1.46	1,268	0.06	1.20 to 1.55	16.18 to 17.58
2009	485	1.14 to 1.25	599	0.00	1.20 to 1.55	27.5 to 29.04
2008	511	0.92 to 0.97	490	12.03	1.20 to 1.55	-42.69 to -42.00
Federated Managed Volatility Fund II:
2012	863	1.21 to 1.37	1,138	9.06	1.20 to 1.55	11.79 to 13.15
2011	1,226	1.08 to 1.21	1,442	4.03	1.20 to 1.55	3.17 to 4.41
2010	1,347	1.05 to 1.16	1,523	3.10	1.20 to 1.55	10.36 to 11.69
2009	457	0.87 to 1.04	468	6.08	1.20 to 1.55	26.31 to 27.83
2008	612	0.75 to 0.81	489	5.63	1.20 to 1.55	-21.61 to -20.66

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Federated Quality Bond Fund II - Primary Shares:
2012	908	1.34 to 1.47	1,320	3.93	1.20 to 1.55	8.03 to 9.34
2011	900	1.24 to 1.35	1,194	3.86	1.20 to 1.55	0.70 to 1.92
2010	698	1.24 to 1.32	896	4.29	1.20 to 1.55	6.84 to 8.13
2009	567	1.16 to 1.22	680	6.61	1.20 to 1.55	18.58 to 20.01
2008	592	0.98 to 1.02	593	5.43	1.20 to 1.55	-8.72 to -7.61
Fidelity VIP Asset Manager Growth Portfolio - Initial Class:
2012	254	1.43 to 2.08	417	1.86	1.25 to 1.40	13.84 to 14.01
2011	256	1.25 to 1.83	368	1.39	1.25 to 1.40	-7.47 to -7.33
2010	446	1.35 to 1.98	691	1.43	1.25 to 1.40	14.73 to 14.90
2009	491	1.17 to 1.72	671	1.70	0.95 to 1.40	31.06 to 31.26
2008	544	0.89 to 1.31	560	2.02	0.95 to 1.40	-36.71 to -36.61
Fidelity VIP Asset Manager Portfolio - Initial Class:
2012	179	1.64 to 2.45	321	2.31	1.25 to 1.40	10.91 to 11.08
2011	188	1.48 to 2.21	304	2.48	1.25 to 1.40	-3.91 to -3.77
2010	196	1.54 to 2.30	332	2.11	1.25 to 1.40	12.68 to 12.85
2009	212	1.36 to 2.05	327	2.41	1.25 to 1.40	27.32 to 27.51
2008	254	1.07 to 1.60	307	14.57	1.25 to 1.40	-29.71 to -29.61
Fidelity VIP Asset Manager Portfolio - Service Class 2:
2012	4	1.42	6	2.12	1.25	11.84
2011	4	1.27	5	2.29	1.25	-3.15
2010	4	1.31	5	1.94	1.25	13.56
2009	4	1.19	5	2.31	1.20 to 1.55	28.31
2008	4	0.90	4	13.46	1.20 to 1.55	-29.16
Fidelity VIP Balanced Portfolio - Initial Class:
2012	20	1.37	28	7.13	1.40	13.46
2011	95	1.21	115	3.52	1.40	-4.95
2010	12	1.27	16	0.66	1.40	16.43
2009	77	1.09	84	3.08	1.40	36.67
2008	73	0.80	59	2.74	1.40	-34.88
Fidelity VIP Contrafund Portfolio - Initial Class:
2012	920	2.20 to 3.82	2,631	1.34	1.25 to 1.40	14.79 to 14.96
2011	1,118	1.91 to 3.32	2,801	0.91	1.25 to 1.40	-3.88 to -3.73
2010	1,509	1.99 to 3.46	3,877	1.22	1.25 to 1.40	15.59 to 15.76
2009	1,661	1.72 to 2.99	3,631	1.30	0.95 to 1.40	33.82 to 34.02
2008	2,002	1.28 to 2.24	3,325	3.98	0.95 to 1.40	-43.32 to -43.23
Fidelity VIP Contrafund Portfolio - Service Class 2:
2012	3,314	1.45 to 1.65	5,184	1.08	1.20 to 1.55	14.35 to 15.73
2011	4,135	1.27 to 1.42	5,638	0.73	1.20 to 1.55	-4.28 to -3.12
2010	5,307	1.32 to 1.47	7,533	0.95	1.20 to 1.55	15.13 to 16.52
2009	6,539	0.97 to 1.26	8,014	1.13	1.20 to 1.55	33.39 to 34.99
2008	7,627	0.86 to 0.93	6,960	3.86	1.20 to 1.55	-43.58 to -42.89
Fidelity VIP Equity-Income Portfolio - Initial Class:
2012	280	2.94	824	9.56	1.40	15.67
2011	305	2.54	775	2.30	1.40	-0.43
2010	381	2.55	973	1.83	1.40	13.55
2009	370	2.25	831	2.11	1.40	28.40
2008	426	1.75	745	2.45	1.40	-43.46
Fidelity VIP Equity-Income Portfolio - Service Class 2:
2012	766	1.20 to 1.31	955	8.94	1.20 to 1.55	15.25 to 16.64
2011	959	1.04 to 1.12	1,028	2.89	1.20 to 1.55	-0.89 to 0.30
2010	619	1.05 to 1.12	667	1.56	1.20 to 1.55	13.15 to 14.52
2009	692	0.91 to 0.98	660	1.96	1.20 to 1.55	27.89 to 29.43
2008	748	0.72 to 0.76	553	2.62	1.20 to 1.55	-43.70 to -43.01
Fidelity VIP Growth Portfolio - Initial Class:
2012	252	2.80	705	0.57	1.40	13.09
2011	324	2.47	802	0.71	1.40	-1.19
2010	375	2.50	939	0.57	1.40	22.45
2009	437	2.04	894	0.49	1.40	26.50
2008	502	1.62	811	0.77	1.40	-47.91
Fidelity VIP Growth and Income Portfolio - Initial Class:
2012	65	1.14	74	2.42	1.40	16.91
2011	64	0.97	63	1.83	1.40	0.20
2010	64	0.97	63	0.73	1.40	13.27
2009	57	0.86	49	1.04	1.40	25.43
2008	63	0.68	43	12.37	1.40	-42.52
Fidelity VIP Growth and Income Portfolio-Service Class 2:
2012	269	1.27 to 1.40	359	2.00	1.20 to 1.55	16.42 to 17.83
2011	314	1.09 to 1.18	358	1.22	1.20 to 1.55	0.40 to 1.61
2010	523	1.10 to 1.17	600	0.46	1.20 to 1.55	12.79 to 14.15
2009	518	0.98 to 1.03	522	0.89	1.20 to 1.55	25.06 to 26.57
2008	498	0.78 to 0.81	398	9.78	1.20 to 1.55	-42.80 to -42.10

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Growth Opportunities Portfolio - Initial Class:
2012	324	0.89 to 1.19	382	0.41	1.25 to 1.40	17.94 to 18.12
2011	376	0.76 to 1.01	376	0.15	1.25 to 1.40	0.88 to 1.03
2010	506	0.75 to 1.00	500	0.20	1.25 to 1.40	22.02 to 22.20
2009	552	0.61 to 0.82	447	0.46	1.25 to 1.40	43.82 to 44.04
2008	632	0.43 to 0.57	356	0.38	1.25 to 1.40	-55.65 to -55.58
Fidelity VIP Growth Opportunities Portfolio - Service Class 2:
2012	691	0.92 to 1.05	691	0.13	1.20 to 1.55	17.48 to 18.90
2011	1,000	0.79 to 0.88	848	—	1.20 to 1.55	0.4 to 1.61
2010	1,274	0.78 to 0.87	1,075	—	1.20 to 1.55	21.57 to 23.04
2009	1,526	0.64 to 0.71	1,054	0.23	1.20 to 1.55	43.22 to 44.95
2008	1,603	0.45 to 0.49	768	0.13	1.20 to 1.55	-55.83 to -55.29
Fidelity VIP Growth Strategies Portfolio - Service Class 2:
2012	679	0.94 to 1.06	700	—	1.20 to 1.55	9.81 to 11.14
2011	755	0.86 to 0.96	704	—	1.20 to 1.55	-10.61 to -9.53
2010	859	0.96 to 1.06	894	—	1.20 to 1.55	22.77 to 24.25
2009	1,250	0.78 to 0.88	1,049	—	1.20 to 1.55	37.19 to 38.84
2008	1,204	0.57 to 0.61	729	0.20	1.20 to 1.55	-49.57 to -49.08
Fidelity VIP High Income Portfolio - Initial Class:
2012	70	2.20	154	5.99	1.40	12.63
2011	69	1.95	135	6.72	1.40	2.59
2010	75	1.91	143	7.90	1.40	12.24
2009	80	1.70	136	10.31	0.95 to 1.40	41.96
2008	43	1.20	51	8.08	0.95 to 1.40	-26.03
Fidelity VIP Index 500 Portfolio - Initial Class:
2012	1,134	3.30 to 1.55	2,447	3.41	1.25 to 1.40	14.30 to 14.47
2011	1,296	1.36 to 2.89	2,411	4.33	1.25 to 1.40	0.62 to 0.77
2010	1,839	1.35 to 2.87	3,371	3.68	1.25 to 1.40	13.43 to 13.59
2009	2,062	1.19 to 2.53	3,324	4.46	0.95 to 1.40	24.85 to 25.03
2008	2,373	0.95 to 2.03	3,066	3.19	0.95 to 1.40	-37.88 to -37.78
Fidelity VIP Index 500 Portfolio - Service Class 2:
2012	2,472	1.00 to 1.13	2,623	3.07	1.20 to 1.55	13.85 to 15.23
2011	3,575	1.25 to 1.83	3,344	4.14	1.20 to 1.55	0.22 to 1.43
2010	5,119	0.87 to 0.97	4,775	3.52	1.20 to 1.55	12.97 to 14.33
2009	6,471	0.77 to 0.85	5,315	4.38	1.20 to 1.55	24.36 to 25.86
2008	7,398	0.62 to 0.67	4,852	3.15	1.20 to 1.55	-38.13 to -37.38
Fidelity VIP Investment Grade Bond Portfolio - Initial Class:
2012	242	2.47	598	5.37	1.40	4.42
2011	201	2.36	474	5.23	1.40	5.85
2010	254	2.23	566	5.33	1.40	6.31
2009	196	2.10	411	9.13	1.40	14.11
2008	195	1.84	359	1.92	1.40	-4.60
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2:
2012	810	1.34 to 1.45	1,138	5.06	1.20 to 1.55	3.97 to 5.23
2011	833	1.27 to 1.38	1,110	4.52	1.20 to 1.55	5.27 to 6.66
2010	1,610	1.21 to 1.29	2,027	6.85	1.20 to 1.55	5.89 to 7.17
2009	742	1.14 to 1.20	880	9.00	1.20 to 1.55	13.69 to 15.07
2008	765	1.00 to 1.05	793	4.14	1.20 to 1.55	-4.95 to -3.80
Fidelity VIP Mid Cap Portfolio - Initial Class:
2012	155	3.54	550	8.79	1.40	13.23
2011	162	3.12	507	0.40	1.40	-11.85
2010	195	3.54	692	0.68	1.40	27.05
2009	182	2.79	507	1.02	1.40	38.14
2008	271	2.02	547	17.28	1.40	-40.29
Fidelity VIP Mid Cap Portfolio - Service Class 2:
2012	1,758	2.29 to 2.59	4,332	7.58	1.20 to 1.55	12.79 to 14.16
2011	2,367	2.03 to 2.27	5,144	0.17	1.20 to 1.55	-12.22 to -11.16
2010	3,446	2.31 to 2.56	8,472	0.42	1.20 to 1.55	26.60 to 28.12
2009	3,859	1.80 to 1.99	7,470	0.95	1.20 to 1.55	37.60 to 39.26
2008	4,283	1.33 to 1.43	5,992	17.74	1.20 to 1.55	-40.54 to -39.82
Fidelity VIP Money Market Portfolio - Initial Class:
2012	1,086	1.38	1,503	0.14	1.40	-1.26
2011	1,161	1.40	1,627	0.11	1.40	-1.28
2010	1,780	1.42	2,527	0.34	1.40	-1.15
2009	426	1.44	612	0.60	1.40	-0.68
2008	285	1.45	412	3.34	1.40	1.59
Fidelity VIP Money Market Portfolio - Service Class 2:
2012	8,235	0.96 to 0.99	8,082	0.01	1.20 to 1.55	-1.54 to -0.34
2011	14,374	0.97 to 0.99	14,228	0.01	1.20 to 1.55	-1.52 to -0.33
2010	16,709	0.99 to 1.00	16,637	0.14	1.20 to 1.55	-0.97 to -0.16

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Overseas Portfolio - Initial Class:
2012	116	1.84	212	2.56	1.40	19.05
2011	159	1.54	246	1.41	1.40	-18.31
2010	245	1.89	463	1.51	1.40	11.54
2009	259	1.69	439	1.36	0.95 to 1.40	24.77
2008	334	1.36	453	11.46	0.95 to 1.40	-44.59
Fidelity VIP Value Leaders Portfolio - Service Class 2:
2012	274	0.99 to 1.07	280	2.23	1.20 to 1.55	12.15 to 13.22
2011	292	0.98 to 1.03	266	1.12	1.20 to 1.55	-9.39 to -8.52
2010	332	0.96 to 1.03	333	1.26	1.20 to 1.55	8.28 to 9.42
2009	224	0.80 to 0.94	208	1.38	1.20 to 1.55	25.93 to 27.26
2008	347	0.71 to 0.74	254	1.46	1.20 to 1.55	-45.54 to -44.96
Fidelity VIP Value Portfolio - Service Class 2:
2012	297	1.20 to 1.31	376	1.41	1.20 to 1.55	18.69 to 20.13
2011	365	1.01 to 1.09	385	0.63	1.20 to 1.55	-4.17 to -3.02
2010	539	1.05 to 1.13	594	1.14	1.20 to 1.55	15.71 to 17.11
2009	546	0.93 to 0.96	518	0.67	1.20 to 1.55	39.92 to 41.61
2008	536	0.65 to 0.68	359	4.33	1.20 to 1.55	-47.43 to -46.79
Fidelity VIP Value Strategies Portfolio - Service Class 2:
2012	575	1.43 to 1.57	884	0.35	1.20 to 1.55	25.10 to 26.62
2011	724	1.15 to 1.24	877	0.68	1.20 to 1.55	-10.43 to -9.35
2010	919	1.28 to 1.37	1,228	0.28	1.20 to 1.55	24.40 to 25.90
2009	892	1.03 to 1.09	951	0.41	1.20 to 1.55	54.74 to 56.60
2008	576	0.66 to 0.69	392	23.61	1.20 to 1.55	-52.04 to -51.46
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I:
2012	9	9.67 to 9.73	84	0.07	1.20 to 1.55	-54.57 to -54.48
Invesco V.I. Utilities Fund - Series I:
2012	704	1.22 to 1.38	939	6.80	1.20 to 1.55	2.00 to 3.24
2011	822	1.20 to 1.34	1,069	3.04	1.20 to 1.55	14.66 to 16.04
2010	1,116	1.04 to 1.15	1,254	3.19	1.20 to 1.55	4.67 to 5.93
2009	1,522	1.00 to 1.09	1,613	5.32	1.20 to 1.55	13.16 to 14.53
2008	1,858	0.88 to 0.95	1,726	13.11	1.20 to 1.55	-33.40 to -32.59
Investco V.I. Capital Development Fund - Series I :
2012	—	—	—	—	1.20 to 1.55	-54.57 to -54.48
2011	5	21.19 to 21.38	101	—	1.20 to 1.55	-18.51 to -17.85
2010	—	—	—	—	—	—
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Investco V.I. Diversified Dividend Fund - Series I:
2012	8	27.40 to 27.99	210	2.24	1.20 to 1.55	16.89 to 18.31
2011	7	23.44 to 23.66	172	—	1.20 to 1.55	-8.65 to -7.91
Invesco V.I. Dynamics Fund - Series I:
2012	—	—	—	—	1.20 to 1.55	—
2011	—	—	—	—	1.20 to 1.55	10.91 to 11.34
2010	114	0.99 to 1.09	123	—	1.20 to 1.55	21.92 to 23.39
2009	165	0.82 to 0.88	144	—	1.20 to 1.55	40.25 to 41.95
2008	185	0.58 to 0.62	114	—	1.20 to 1.55	-48.88 to -48.26
Invesco V.I. Financial Services Fund - Series I:
2012	—	—	—	—	1.20 to 1.55	—
2011	—	—	—	0.19	1.20 to 1.55	6.07 to 6.48
2010	464	0.55 to 0.60	276	0.10	1.20 to 1.55	8.89 to 9.93
2009	551	0.51 to 0.55	300	3.78	1.20 to 1.55	25.79 to 26.99
2008	379	0.41 to 0.43	162	10.68	1.20 to 1.55	-59.97 to -59.58
Invesco V.I. Global Health Care Fund - Series I:
2012	286	1.37 to 1.55	433	—	1.20 to 1.55	19.03 to 20.47
2011	377	1.15 to 1.29	478	—	1.20 to 1.55	2.35 to 3.59
2010	440	1.13 to 1.24	538	—	1.20 to 1.55	3.67 to 4.93
2009	574	1.08 to 1.19	674	0.34	1.20 to 1.55	25.71 to 27.23
2008	630	0.86 to 0.93	583	20.70	1.20 to 1.55	-29.72 to -28.87
Invesco V.I. Global Real Estate Fund - Series I:
2012	438	2.75 to 3.11	1,307	0.55	1.20 to 1.55	26.14 to 27.67
2011	488	2.18 to 2.44	1,145	3.40	1.20 to 1.55	-7.94 to -6.83
2010	789	2.37 to 2.62	2,012	4.16	1.20 to 1.55	15.71 to 17.10
2009	1,071	2.03 to 2.24	2,349	—	1.20 to 1.55	29.50 to 31.07
2008	1,054	1.58 to 1.70	1,764	14.80	1.20 to 1.55	-45.50 to -44.84
Invesco V.I. Small Cap Equity Fund - Series I:
2012	659	1.24 to 1.36	879	—	1.20 to 1.55	12.42 to 13.49
2011	728	1.10 to 1.20	856	—	1.20 to 1.55	-2.01 to -1.07
2010	852	1.12 to 1.21	1,018	—	1.20 to 1.55	26.88 to 28.09
2009	881	0.89 to 0.95	824	0.17	1.20 to 1.55	19.72 to 20.86
2008	810	0.74 to 0.78	628	0.33	1.20 to 1.55	-32.20 to -31.55
Invesco V.I. Technology Fund - Series I:
2012	658	0.65 to 0.74	469	—	1.20 to 1.55	9.56 to 10.89
2011	858	0.60 to 0.67	560	0.21	1.20 to 1.55	-6.51 to -5.38
2010	1,411	0.64 to 0.70	980	—	1.20 to 1.55	19.44 to 20.88
2009	1,553	0.54 to 0.94	881	—	1.20 to 1.55	54.98 to 56.85
2008	1,100	0.35 to 0.37	404	—	1.20 to 1.55	-45.22 to -44.70

	At December 31,			For the years ended December 31,
	Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
	(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Lazard Retirement Emerging Markets Equity Portfolio:
2012	46	3.67	171	2.80	1.25	20.53
2011	50	3.04	152	1.79	1.25	-19.02
2010	60	3.76	224	1.02	1.25	21.17
2009	84	3.10	260	2.42	1.25	67.74
2008	131	1.85	242	9.09	1.25	-49.36
Lazard Retirement Small/Mid Cap Equity Portfolio:
2012	75	2.15	160	23.80	1.25	9.00
2011	112	1.97	220	7.13	1.25	-10.20
2010	118	2.19	259	8.18	1.25	22.19
2009	133	1.80	239	—	1.25	50.78
2008	155	1.19	185	—	1.25	-37.27
MFS Core Equity Series - Initial Class:
2012	363	0.8 to 0.91	379	0.65	1.20 to 1.55	14.43 to 15.82
2011	427	0.7 to 1.27	384	1.00	1.20 to 1.55	-2.54 to -1.36
2010	455	0.72 to 1.30	425	1.29	1.20 to 1.55	15.41 to 16.81
2009	709	0.63 to 1.13	555	1.64	1.20 to 1.55	30.40 to 31.97
2008	755	0.48 to 0.86	473	0.73	1.20 to 1.55	-40.10 to -39.37
MFS Growth Series - Initial Class:
2012	1,363	0.75 to 0.85	1,355	—	1.20 to 1.55	15.57 to 16.97
2011	1,512	0.65 to 1.46	1,291	0.20	1.20 to 1.55	-1.85 to -0.67
2010	1,740	0.66 to 1.48	1,548	0.13	1.20 to 1.55	13.56 to 14.93
2009	2,070	0.58 to 1.30	1,603	0.29	1.20 to 1.55	35.56 to 37.19
2008	2,120	0.43 to 0.96	1,226	0.25	1.20 to 1.55	-38.38 to -37.64
MFS Investors Trust Series - Initial Class:
2012	285	1.1 to 1.25	348	0.70	1.20 to 1.55	17.34 to 18.76
2011	425	0.94 to 1.07	436	1.08	1.20 to 1.55	-3.68 to -2.52
2010	605	0.98 to 1.11	635	1.21	1.20 to 1.55	9.39 to 10.71
2009	711	0.91 to 1.01	681	1.68	1.20 to 1.55	24.95 to 26.45
2008	829	0.71 to 0.80	634	8.11	1.20 to 1.55	-34.11 to -33.31
MFS Research Series - Initial Class:
2012	202	0.97 to 1.1	254	0.93	1.20 to 1.55	15.46 to 16.86
2011	597	0.84 to 1.17	594	0.89	1.20 to 1.55	-1.98 to -0.80
2010	759	0.86 to 1.19	772	1.02	1.20 to 1.55	14.12 to 15.49
2009	738	0.73 to 1.04	661	1.39	1.20 to 1.55	28.54 to 30.09
2008	682	0.58 to 0.81	487	0.53	1.20 to 1.55	-37.07 to -36.31
T. Rowe Price Equity Income Portfolio:
2012	2,999	1.54 to 1.75	5,046	2.18	1.20 to 1.55	15.34 to 16.74
2011	4,117	1.34 to 1.60	5,969	1.71	1.20 to 1.55	-2.24 to -1.06
2010	5,164	1.37 to 1.63	7,637	1.84	1.20 to 1.55	13.25 to 14.62
2009	5,850	1.21 to 1.44	7,595	1.91	1.20 to 1.55	23.67 to 25.16
2008	6,955	0.98 to 1.16	7,253	5.62	1.20 to 1.55	-37.10 to -36.33
T. Rowe Price International Stock Portfolio:
2012	3,019	0.97 to 1.1	3,247	1.21	1.20 to 1.55	16.61 to 18.02
2011	3,572	0.83 to 1.22	3,272	1.38	1.20 to 1.55	-14.17 to -13.14
2010	5,129	0.97 to 1.41	5,430	1.11	1.20 to 1.55	12.70 to 14.06
2009	6,285	0.86 to 1.25	5,868	2.59	1.20 to 1.55	50.04 to 51.86
2008	7,008	0.57 to 0.83	4,344	6.14	1.20 to 1.55	-49.50 to -48.88
T. Rowe Price Limited-Term Bond Portfolio:
2012	1,043	1.35 to 1.54	1,552	2.00	1.20 to 1.55	0.87 to 2.10
2011	1,740	1.34 to 1.53	2,551	3.34	1.20 to 1.55	0.04 to 1.25
2010	2,073	1.34 to 1.52	3,015	3.09	1.20 to 1.55	1.51 to 2.73
2009	2,861	1.32 to 1.49	4,080	3.84	1.20 to 1.55	6.68 to 7.97
2008	3,302	1.24 to 1.40	4,355	4.09	1.20 to 1.55	-0.02 to 1.19
T. Rowe Price Mid-Cap Growth Portfolio:
2012	637	1.93 to 2.19	1,662	8.53	1.20 to 1.55	12.14 to 13.50
2011	864	1.72 to 2.8	1,927	8.94	1.20 to 1.55	-2.79 to -1.62
2010	1,552	1.77 to 2.87	3,319	4.67	1.20 to 1.55	26.15 to 27.67
2009	2,106	1.40 to 2.27	3,510	0.12	1.20 to 1.55	43.41 to 45.14
2008	2,131	0.98 to 1.58	2,484	4.97	1.20 to 1.55	-40.69 to -39.97
Van Eck VIP Emerging Markets Fund:
2012	88	2.89	254	—	1.25	28.19
2011	96	2.25	216	—	1.25	-26.66
2010	122	3.07	374	0.58	1.25	25.27
2009	147	2.46	362	7.65	1.25	110.53
2008	198	1.16	231	51.84	1.25	-65.22
Van Eck VIP Global Hard Assets Fund:
2012	26	3.27	87	8.78	1.25	2.10
2011	24	3.21	77	2.81	1.25	-17.49
2010	30	3.88	117	0.36	1.25	27.63
2009	40	3.00	120	0.71	1.25	55.58
2008	38	1.96	74	16.59	1.25	-46.80

[1]

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[2]

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(5) UNIT CHANGES

The changes in units outstanding for the period ended December 31, 2012 were as follows:

		2011			2012
Fund	December 31, 2010 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2011 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2012 Units Outstanding
Alger Balanced Portfolio - Class I-2	2,074,338	189,726	819,844	1,444,220	96,756	509,101	1,031,875
Alger Capital Appreciation Portfolio - Class I-2	2,064,069	306,220	934,963	1,435,326	146,048	439,958	1,141,416
Alger Growth & Income Portfolio - Class I-2	1,022,576	64,110	405,699	680,987	31,865	181,494	531,358
Alger Large Cap Growth Portfolio - Class I-2	2,133,739	725,793	1,680,541	1,178,991	91,506	232,290	1,038,207
Alger Mid Cap Growth Portfolio - Class I-2	2,346,929	177,391	697,182	1,827,138	82,636	587,511	1,322,263
Alger Small Cap Growth Portfolio - Class I-2	2,262,167	130,693	954,762	1,438,098	113,990	513,262	1,038,826
Federated Fund for U.S. Government Securities II	1,270,312	283,601	434,447	1,119,466	215,032	329,076	1,005,422
Federated High Income Bond Fund II - Primary Shares	2,190,959	519,428	959,341	1,751,046	292,717	572,789	1,470,974
Federated Kaufmann Fund II - Primary Shares	876,479	73,510	422,967	527,022	76,168	167,399	435,791
Federated Managed Volatility Fund II	1,346,805	211,405	332,368	1,225,842	72,128	435,386	862,584
Federated Quality Bond Fund II - Primary Shares	697,692	648,641	446,033	900,300	150,213	142,049	908,464
Fidelity VIP Asset Manager Portfolio - Initial Class	195,948	254	8,184	188,018	1,523	10,373	179,168
Fidelity VIP Asset Manager Portfolio - Service Class 2	4,166	—	37	4,129	—	37	4,092
Fidelity VIP Asset Manager: Growth Portfolio - Initial Class	445,842	9,817	199,531	256,128	4,047	5,747	254,428
Fidelity VIP Balanced Portfolio - Initial Class	12,441	83,355	1,070	94,726	927	75,161	20,492
Fidelity VIP Contrafund Portfolio - Initial Class	1,508,899	35,737	426,562	1,118,074	31,392	229,085	920,381
Fidelity VIP Contrafund Portfolio - Service Class 2	5,306,863	616,899	1,788,807	4,134,955	238,940	1,059,497	3,314,398
Fidelity VIP Equity-Income Portfolio - Initial Class	381,250	15,748	91,827	305,171	880	25,697	280,354
Fidelity VIP Equity-Income Portfolio - Service Class 2	618,820	577,965	238,143	958,642	138,178	330,688	766,132
Fidelity VIP Growth Portfolio - Initial Class	375,451	19,781	70,939	324,293	4,914	77,087	252,120
Fidelity VIP Growth and Income Portfolio - Initial Class	64,358	—	75	64,283	388	75	64,596
Fidelity VIP Growth and Income - Service Class 2	523,003	55,406	264,755	313,654	55,717	100,094	269,277
Fidelity VIP Growth Opportunities Portfolio - Initial Class	505,530	6,221	135,685	376,066	1,044	53,131	323,979
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	1,273,804	166,413	440,285	999,932	68,300	377,654	690,578
Fidelity VIP Growth Strategies Portfolio - Service Class 2	859,384	171,188	275,298	755,274	79,697	155,588	679,383
Fidelity VIP High Income Portfolio - Initial Class	74,829	5,813	11,553	69,089	982	154	69,917
Fidelity VIP Index 500 Portfolio - Initial Class	1,839,028	67,291	610,217	1,296,102	6,028	168,538	1,133,592
Fidelity VIP Index 500 Portfolio - Service Class 2	5,119,471	451,316	1,996,047	3,574,740	187,400	1,290,001	2,472,139
Fidelity VIP Investment Grade Bond Portfolio-Initial Class	253,598	5,909	58,964	200,543	42,166	428	242,281
Fidelity VIP Investment Grade Bond Portfolio-Service Class 2	1,610,029	198,234	975,122	833,141	330,522	353,242	810,421
Fidelity VIP Mid Cap Portfolio - Initial Class	195,185	3,559	36,271	162,473	2,178	9,237	155,414
Fidelity VIP Mid Cap Portfolio - Service Class 2	3,446,453	299,115	1,378,299	2,367,269	171,561	781,116	1,757,714
Fidelity VIP Money Market Portfolio - Initial Class	1,780,322	109,893	729,679	1,160,536	82,343	156,929	1,085,950
Fidelity VIP Money Market Portfolio - Service Class 2	16,709,483	12,838,861	15,174,616	14,373,728	1,389,506	7,528,158	8,235,076
Fidelity VIP Overseas Portfolio - Initial Class	245,260	5,599	91,413	159,446	1,342	45,089	115,699
Fidelity VIP Value Leaders Portfolio - Service Class 2	331,641	36,868	76,859	291,650	38,776	56,513	273,913
Fidelity VIP Value Portfolio - Service Class 2	538,924	45,621	219,605	364,940	24,354	91,861	297,433
Fidelity VIP Value Strategies - Service Class 2	918,856	217,042	412,361	723,537	138,820	287,571	574,786
Invesco V.I. Utilities Fund - Series I	1,115,936	176,594	470,703	821,827	169,304	286,806	704,327
Invesco V.I. Capital Development Fund - Series I	—	5,429	693	4,736	96	4,832	—
Invesco V.I. Diversified Dividend Fund - Series I	—	12,756	5,479	7,277	1,347	1,062	7,562
Invesco V.I. Dynamics Fund - Series I	114,053	6,007	120,060	—	—	—	—
Invesco V.I. Financial Services Fund - Series I	464,148	15,961	480,109	—	—	—	—
Invesco V.I. Global Health Care Fund - Series I	439,516	124,072	186,133	377,455	42,726	134,289	285,892

		2011			2012
Fund	December 31, 2010 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2011 Units Outstanding	Units Purchased	Units Redeemed	December 31, 2012 Units Outstanding
Invesco V.I. Global Real Estate Fund - Series I	788,850	86,290	387,000	488,140	109,066	159,544	437,662
Invesco V.I. Small Cap Equity Fund - Series I	852,353	207,095	331,240	728,208	142,003	210,800	659,411
Invesco V.I. Technology Fund - Series I	1,410,964	213,621	766,758	857,827	117,491	317,785	657,533
Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I	—	—	—	—	14,232	5,599	8,633
Lazard Retirement Emerging Markets Portfolio	59,601	19	9,639	49,981	1,480	4,979	46,482
Lazard Retirement Small/Mid Cap Portfolio	117,951	4,913	11,300	111,564	1,413	38,373	74,604
MFS Core Equity Series - Initial Class	455,021	27,402	55,682	426,741	86,379	150,605	362,515
MFS Growth Series - Initial Class	1,740,441	343,851	572,447	1,511,845	128,830	277,494	1,363,181
MFS Investors Trust Series - Initial Class	605,033	46,255	226,277	425,011	87,419	227,490	284,940
MFS Research Series - Initial Class	758,721	76,840	238,760	596,801	47,491	441,850	202,442
T. Rowe Price Equity Income Portfolio	5,163,840	500,679	1,547,688	4,116,831	275,497	1,392,878	2,999,450
T. Rowe Price International Stock Portfolio	5,129,195	427,275	1,984,678	3,571,792	692,843	1,245,453	3,019,182
T. Rowe Price Limited-Term Bond Portfolio	2,073,466	360,257	693,520	1,740,203	145,471	842,368	1,043,306
T. Rowe Price Mid-Cap Growth Portfolio	1,551,941	78,820	766,976	863,785	25,834	253,112	636,507
Van Eck VIP Emerging Markets Fund	121,727	64	26,027	95,764	4,385	12,245	87,904
Van Eck VIP Global Hard Assets Fund	30,186	—	6,191	23,995	4,409	1,964	26,440

	86,417,846	22,088,623	42,687,711	65,818,758	6,508,702	23,388,594	48,938,666

AMERICAN NATIONAL INSURANCE COMPANY

FINANCIAL STATEMENTS

Item 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited financial statement schedules I to V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted FASB Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, effective January 1, 2012, and applied the retrospective method of adoption to all prior periods presented in the consolidated financial statements.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the Company’s internal control over financial reporting as of December 31, 2012, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 8, 2013 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

/s/ KPMG LLP

Houston, Texas

March 8, 2013

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders

American National Insurance Company:

We have audited American National Insurance Company’s (the Company) internal control over financial reporting as of December 31, 2012, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2012, based on criteria established in Internal Control – Integrated Framework issued by the COSO.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2012, and our report dated March 8, 2013, expressed an unqualified opinion on those consolidated financial statements.

/s/ KPMG LLP

Houston, Texas

March 8, 2013

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

(In thousands, except for share and per share data)

	December 31,
	2012	2011
		(As Adjusted)
ASSETS
Fixed maturity, bonds held-to-maturity, at amortized cost (Fair Value $9,840,751 and $9,857,691)	$9,009,282	$9,251,972
Fixed maturity, bonds available-for-sale, at fair value (Amortized cost $4,316,467 and $4,135,610)	4,665,576	4,381,607
Equity securities, at fair value (Cost $688,579 and $710,679)	1,075,439	1,006,080
Mortgage loans on real estate, net of allowance	3,143,011	2,925,482
Policy loans	395,333	393,195
Investment real estate, net of accumulated depreciation of $223,462 and $202,180	511,233	470,222
Short-term investments	313,086	345,330
Other invested assets	125,104	109,514

Total investments	19,238,064	18,883,402

Cash and cash equivalents	303,008	102,114
Investments in unconsolidated affiliates	248,425	241,625
Accrued investment income	207,314	213,984
Reinsurance recoverables	418,743	405,033
Prepaid reinsurance premiums	56,826	68,785
Premiums due and other receivables	283,446	280,031
Deferred policy acquisition costs	1,247,675	1,320,693
Property and equipment, net	92,695	77,909
Current tax receivable	14,578	17,150
Other assets	154,911	131,403
Separate account assets	841,389	747,867

Total assets	$23,107,074	$22,489,996

LIABILITIES
Future policy benefits
Life	$2,650,822	$2,599,224
Annuity	811,192	748,675
Accident and health	69,962	74,829
Policyholders’ account balances	11,555,201	11,506,504
Policy and contract claims	1,340,366	1,340,651
Unearned premium reserve	757,532	797,398
Other policyholder funds	288,391	288,910
Liability for retirement benefits	265,317	257,602
Current portion of long-term notes payable	50,884	46,387
Long-term notes payable	112,500	12,507
Deferred tax liabilities, net	92,150	21,851
Other liabilities	432,041	397,353
Separate account liabilities	841,389	747,867

Total liabilities	19,267,747	18,839,758

STOCKHOLDERS’ EQUITY
Common stock, $1.00 par value,—Authorized 50,000,000
Issued 30,832,449 and 30,832,449,
Outstanding 26,836,664 and 26,821,284 shares	30,832	30,832
Accumulated other comprehensive income	242,010	159,403
Retained earnings	3,653,280	3,545,546
Treasury stock, at cost	(98,286)	(98,490)

Total American National Insurance Company stockholders’ equity	3,827,836	3,637,291
Noncontrolling interest	11,491	12,947

Total stockholders’ equity	3,839,327	3,650,238

Total liabilities and stockholders’ equity	$23,107,074	$22,489,996

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF OPERATIONS

(In thousands, except for share and per share data)

	Years ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
PREMIUMS AND OTHER REVENUE
Premiums
Life	$281,621	$277,724	$282,160
Annuity	116,393	94,753	174,193
Accident and health	223,773	231,793	263,294
Property and casualty	1,082,386	1,144,342	1,158,261
Other policy revenues	198,401	189,494	185,805
Net investment income	985,398	968,165	911,915
Realized investments gains (losses)	90,725	100,369	79,728
Other-than-temporary impairments	(22,517)	(9,503)	(5,666)
Other income	30,880	25,890	23,491

Total premiums and other revenues	2,987,060	3,023,027	3,073,181

BENEFITS, LOSSES AND EXPENSES
Policyholder benefits
Life	340,003	344,328	294,177
Annuity	156,619	135,735	205,948
Claims incurred
Accident and health	155,825	159,289	184,554
Property and casualty	793,281	873,208	923,736
Interest credited to policyholders’ account balances	416,015	405,083	393,119
Commissions for acquiring and servicing policies	364,911	430,310	446,463
Other operating expenses	455,746	461,906	462,212
Change in deferred policy acquisition costs	32,915	(38,262)	(40,119)

Total benefits, losses and expenses	2,715,315	2,771,597	2,870,090

Income (loss) before federal income tax and equity in earnings/losses of unconsolidated affiliates	271,745	251,430	203,091

Less: Provision (benefit) for federal income taxes
Current	52,135	46,712	58,946
Deferred	23,447	13,266	(3,574)

Total provision (benefit) for federal income taxes	75,582	59,978	55,372
Equity in earnings (losses) of unconsolidated affiliates, net of tax	(3,905)	351	(3,169)

Income (loss) from continuing operations	192,258	191,803	144,550
Income (loss) from discontinued operations, net of tax (see Note 21)	—	—	(1,275)

Net income (loss)	192,258	191,803	143,275

Less: Net income (loss) attributable to noncontrolling interest, net of tax	1,217	1,038	(1,055)

Net income (loss) attributable to American National Insurance Company	$191,041	$190,765	$144,330

Amounts available to American National Insurance Company common stockholders
Earnings per share
Basic	$7.15	$7.18	$5.43
Diluted	7.11	7.14	5.41
Weighted average common shares outstanding	26,714,865	26,559,886	26,559,035
Weighted average common shares outstanding and dilutive potential common shares	26,863,856	26,713,218	26,687,158

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands)

	Years ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$192,258	$191,803	$143,275

Other comprehensive income (loss), net of tax
Change in net unrealized gain (loss) on securities	96,005	(16,256)	109,182
Foreign currency transaction and translation adjustments	120	(205)	276
Defined benefit plan adjustment	(13,518)	(49,952)	(1,719)

Other comprehensive income (loss)	82,607	(66,413)	107,739

Total comprehensive income (loss)	274,865	125,390	251,014
Less: Comprehensive income attributable to noncontrolling interest	1,217	1,038	(1,055)

Total comprehensive income (loss) attributable to American National Insurance Company	$273,648	$124,352	$252,069

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

(In thousands, except for per share data)

	Years ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Common Stock
Balance at beginning and end of the period	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance as of January 1,	—	15,190	11,986
Issuance of treasury shares as restricted stock	(204)	(4)	(11)
Income tax effect from restricted stock arrangement	(747)	(14)	—
Modification of restricted stock	(7,327)	—	—
Amortization of restricted stock	10,170	4,561	3,215
Purchase of ownership interest from noncontrolling interest	(1,892)	(19,733)	—

Balance at end of period	—	—	15,190

Accumulated Other Comprehensive Income (Loss)
Balance as of January 1,	159,403	225,816	117,649
Other comprehensive income (loss)	82,607	(66,413)	107,739
Cumulative effect of accounting change—deferred policy acquisition costs	—	—	428

Balance at end of the period	242,010	159,403	225,816

Retained Earnings
Balance as of January 1,	3,545,546	3,440,716	3,398,492
Net income (loss) attributable to American National
Insurance Company and Subsidiaries	191,041	190,765	144,330
Cash dividends to common stockholders ($3.08 per share)	(82,660)	(82,609)	(82,607)
Cumulative effect of accounting change—deferred policy acquisition costs	—	—	(19,499)
Purchase of ownership interest from noncontrolling interest	—	(3,326)	—
Modification of restricted stock	(647)	—	—

Balance at end of the period	3,653,280	3,545,546	3,440,716

Treasury Stock
Balance as of January 1,	(98,490)	(98,494)	(98,505)
Issuance of treasury shares as restricted stock	204	4	11

Balance at end of the period	(98,286)	(98,490)	(98,494)

Noncontrolling Interest
Balance as of January 1,	12,947	4,042	12,202
Contributions	16	88	466
Distributions	(2,988)	(3,280)	(278)
Gain (loss) attributable to noncontrolling interest	1,217	1,038	(1,055)
Effect of ASU 2009-17 implementation	—	—	(7,293)
Purchase of ownership interest from noncontrolling interest	299	11,059	—

Balance at end of the period	11,491	12,947	4,042

Total Stockholders’ Equity	$3,839,327	$3,650,238	$3,618,102

See accompanying notes to the consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Years Ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
OPERATING ACTIVITIES
Net income (loss)	$192,258	$191,803	$143,275
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(90,725)	(100,369)	(79,575)
Other-than-temporary impairments	22,517	9,503	5,666
Accretion (amortization) of discounts, premiums and loan origination fees	(1,528)	5,010	13,375
Net capitalized interest on policy loans and mortgage loans	(27,058)	(30,517)	(30,310)
Depreciation	36,573	40,407	40,017
Interest credited to policyholders’ account balances	416,015	405,083	393,119
Charges to policyholders’ account balances	(198,401)	(189,494)	(185,805)
Deferred federal income tax (benefit) expense	23,447	13,266	(3,574)
Deferral of policy acquisition costs	(375,975)	(447,551)	(449,326)
Amortization of deferred policy acquisition costs	408,890	409,289	409,207
Equity in (earnings) losses of unconsolidated affiliates	3,905	(351)	3,169
Distributions from equity method investments	15,259	24,399	8,141
Changes in:
Policyholder liabilities	62,272	134,966	101,171
Reinsurance recoverables	(13,710)	(49,845)	16,466
Premiums due and other receivables	(5,008)	7,153	(4,319)
Accrued investment income	6,670	(12,698)	(9,549)
Current tax receivable/payable	2,572	(8,571)	21,710
Liability for retirement benefits	(13,082)	(6,700)	3,899
Prepaid reinsurance premiums	11,959	6,757	12,347
Other, net	(109)	37,968	(11,176)

Net cash provided by (used in) operating activities	476,741	439,508	397,928

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds—held-to-maturity	1,361,673	811,674	559,064
Bonds—available for sale	555,159	375,339	775,257
Equity securities	92,230	182,220	168,479
Investment real estate	—	91,679	30,412
Mortgage loans	401,439	416,224	151,828
Policy loans	57,779	53,999	49,599
Other invested assets	43,874	39,539	22,550
Disposals of property and equipment	1,530	1,422	1,602
Distributions from unconsolidated affiliates	51,507	4,947	2,779
Payment for the purchase/origination of:
Bonds—held-to-maturity	(1,151,656)	(1,547,318)	(519,194)
Bonds—available for sale	(684,842)	(591,824)	(1,641,803)
Equity securities	(47,033)	(114,166)	(146,488)
Investment real estate	(30,450)	(23,838)	(26,842)
Mortgage loans	(655,341)	(665,183)	(536,830)
Policy loans	(38,067)	(43,671)	(41,749)
Other invested assets	(45,181)	(40,216)	(44,867)
Additions to property and equipment	(30,838)	(17,588)	(9,359)
Contributions to unconsolidated affiliates	(48,961)	(78,251)	(36,083)
Change in short-term investments	32,244	140,876	150,617
Other, net	10,156	22,393	12,883

Net cash provided by (used in) investing activities	(124,778)	(981,743)	(1,078,145)

FINANCING ACTIVITIES
Policyholders’ account deposits	1,127,962	2,020,422	1,722,505
Policyholders’ account withdrawals	(1,297,889)	(1,375,283)	(1,022,520)
Change in notes payable	104,490	(1,246)	2,429
Dividends to stockholders	(82,660)	(82,609)	(82,607)
Proceeds from (payments to) noncontrolling interest	(2,972)	(18,384)	376

Net cash provided by (used in) financing activities	(151,069)	542,900	620,183

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	200,894	665	(60,034)
Beginning of the year	102,114	101,449	161,483

End of year	$303,008	$102,114	$101,449

See accompanying notes to the consolidated financial statements.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) offers a broad spectrum of insurance products, including individual and group life insurance, health insurance, annuities, and property and casualty insurance. Through non-insurance subsidiaries, American National invests in stocks and real estate. Business is conducted in all 50 states, the District of Columbia, Puerto Rico, Guam and American Samoa.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and are reported in U.S. currency. American National consolidates all entities that are wholly-owned and those in which American National owns less than 100% but controls, as well as any variable interest entities in which American National is the primary beneficiary. All material intercompany transactions with consolidated entities have been eliminated. Investments in unconsolidated affiliates are accounted for using the equity method of accounting. Certain amounts in prior years have been reclassified to conform to current year presentation.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported consolidated financial statement balances. Actual results could differ from those estimates.

Investments

Investment securities – Bonds classified as held-to-maturity are carried at amortized cost. Bonds classified as available-for-sale are carried at fair value. Equity securities are classified as available-for-sale and carried at fair value. After-tax net unrealized gains or losses on available-for-sale securities are reflected in stockholders’ equity as a component of “Accumulated Other Comprehensive Income (loss)” (“AOCI”).

Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized discount, deferred expenses, and allowances. Accretion of discounts is recorded using the effective yield method. Interest income, prepayment fees and accretion of discounts and origination fees are reported in “Net investment income” in the consolidated statements of operations. Interest income earned on impaired and non-impaired loans is accrued on the principal amount of the loan based on contractual interest rate. However, interest ceases to accrue for loans on which interest is more than 90 days past due, when the collection of interest is not probable or when a loan is in foreclosure. Income on past due loans is reported on a cash basis. When a loan becomes current, it is placed back into accrual status. Cash receipts on impaired loans are recorded as a reduction of principal, interest income, expense reimbursement or other manner in accordance with the loan agreement. Gains and losses from the sale of loans and changes in allowances are reported in “Realized investment gains (losses)” in the consolidated statements of operations.

Each mortgage loan is evaluated quarterly and placed in a watchlist if events occur or circumstances exist that could indicate that American National will be unable to collect all amounts due according to the contractual terms. Additionally, loans with estimated collateral value less than the loan balance and loans with characteristics indicative of higher than normal credit risks are reviewed quarterly. All loans in the watchlist are analyzed individually for impairment. If a loan is concluded to be fully collectible, no loss allowance is recorded. Loans are considered impaired when, based upon current information and events, it is probable that all amounts due under the contractual terms of the loan are considered uncollectible. A specific allowance for loan losses is established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan’s original effective interest rate, or (ii) the estimated fair value of the underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent. American National also establishes allowances on groups of loans with similar characteristics, such as property types, if based on experience, it is probable that a loss has occurred and the amount of the loss can be reasonably estimated. The allowance is reviewed quarterly to determine if additional allowance is required, or a recovery of the asset is assured and the allowance can be reduced.

Management believes the recorded allowance is adequate and is the best estimate of probable loan losses, including losses incurred at the reporting date but not identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance is based on historical loan loss experience, known and inherent risks in the portfolio, adverse situations affecting the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Loans are charged off as uncollectible only when the loan is forgiven by a legal agreement. Prior to charging off a loan, an allowance is recorded based on the estimated recoverable amount. Upon forgiveness, both the allowance and the loan balance are reduced which results in no further gain or loss.

Policy loans are carried at cost, which approximates fair value.

Investment real estate including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease. American National classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs, and is not depreciated while it is classified as held-for-sale. American National periodically reviews its investment real estate for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in “Realized investment gains (losses)” in the consolidated statements of operations. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks as well as other appraisal methods. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

Real Estate Joint Ventures and Other Limited Partnership Interests—American National uses the equity method of accounting for its investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest or influence over the investee’s operations, but it does not have a controlling interest and is not the primary beneficiary. These investments are reported as “Investments in unconsolidated affiliates” in the consolidated statements of financial position. For certain joint ventures, American National records its share of earnings using a three-month lag methodology for all instances where the timely financial information is not available and the contractual right does not exist to receive such financial information. In addition to the investees regular impairment analysis of its underlying investments, American National routinely evaluates its investments in those investees for impairments. American National considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether impairment has occurred. When an impairment is deemed to have occurred at the joint venture level, American National recognizes its share on impairment losses within “Equity in earnings (losses) of unconsolidated affiliates” to record the investment at its estimated fair value. When an impairment resulted from American National’s separate account analysis, an adjustment is made through “Realized investment gains (losses)” to record the investment at its fair value.

Short-term investments comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets comprised primarily of tax credit partnerships, CAPCO investments and mineral rights are carried at cost, less allowance for depletion, where applicable. Other invested assets also include equity-indexed options which are carried at fair value. Impairments for other invested assets are considered on an individual basis.

Impairments—American National evaluates all fixed maturity securities with unrealized losses on a quarterly basis to determine if the creditworthiness of any of those securities have deteriorated to a point where its carrying value at maturity will not be realized. For those fixed maturity securities where management believes that the carrying value will not be realized, an other-than-temporary impairment (“OTTI”) loss is recorded. At December 31, 2012, the unrealized losses on fixed maturity securities that were not other-than-temporarily impaired were the result of credit spread widening. There were no delinquent coupon payments attributed to these securities at December 31, 2012.

For all fixed maturity securities in unrealized loss positions which American National does not intend to sell and for which it is not more-likely-than-not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of securities will be recovered by comparing the net present value of the expected cash flows from those securities with its amortized cost basis. Management estimates the expected cash flows using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security. The net present value of the expected cash flows from fixed maturity securities is calculated by discounting management’s best estimate of expected cash flows from those securities at the effective interest rate implicit in the fixed maturity security when acquired. If the net present value of the expected cash flows is less than the amortized cost basis of the fixed maturity securities, an OTTI has occurred in the form of a credit loss. The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the expected cash flows from the fixed maturity securities. If the fair value of the fixed maturity securities is less than the net present value of its expected cash flows at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) for the difference between the fair value and the net present value of the expected cash flows.

After the recognition of an OTTI, fixed maturity securities are accounted for as if it had been purchased on the OTTI measurement date, with a cost basis equal to its previous amortized cost basis less the related OTTI losses recognized in earnings. The new cost basis of an other-than-temporarily impaired security is not adjusted for subsequent increases in estimated fair value. Should there be a significant increase in the estimate of cash flows expected to be collected from previously impaired fixed maturity securities, the increase would be accounted for prospectively by accreting it as interest income over its remaining life.

American National evaluates all equity securities in unrealized loss positions on a quarterly basis and recognizes an OTTI loss on those where a market price recovery is not expected in a reasonable period of time. All equity securities with unrealized losses, are also evaluated for credit quality. OTTI are recognized if management believes the carrying value of those securities will not be realized regardless of the length of time that they have had an unrealized loss.

Derivative instruments are purchased as hedges of a recognized asset or liability, which are recorded on the consolidated statements of financial position at fair value. The change in fair value of derivative assets and liabilities is reported in the consolidated statements of operations as “Net investment income” and “Interest credited to policyholder account balances,” respectively. Derivative instruments held at December 31, 2012 and 2011 had an immaterial impact on the consolidated financial statements. American National does not apply hedge accounting treatment to its derivative instruments.

Cash and cash equivalents

Cash on-hand and in banks plus amounts invested in money market funds are reported as “Cash and cash equivalents” in the consolidated statements of financial position.

Property and equipment

These assets consist of buildings occupied by American National, data processing equipment, and furniture and equipment, which are carried at cost, less accumulated depreciation. Depreciation is calculated using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Insurance specific assets and liabilities

Deferred policy acquisition costs (“DAC”) represent the capitalized costs that are related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred in connection with acquiring insurance and annuity contracts, including commissions and certain underwriting and policy issuance and processing expenses.

DAC on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity and withdrawal assumptions used in computing liabilities for future policy benefits. DAC is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

DAC on universal life, limited-pay and investment-type contracts is amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on DAC that would result from realization of unrealized gains (losses) is recognized with an offset to “Accumulated other comprehensive income (loss)” in the consolidated statements of financial position as of the reporting date. It is possible a change in interest rates could have a significant impact on DAC calculated for these contracts.

DAC associated with property and casualty business is amortized over the coverage period of the related policies, in relation to premium revenue recognized.

For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is not anticipated in assessing the recoverability of DAC for short-duration contracts.

Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on historical experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions the estimates are revised for current and future issues.

Future policy benefits for universal life, limited-pay and investment-type contracts reflect the current account value before applicable surrender charges.

Reserves for claims and claim adjustment expenses—American National establishes reserves for claims and claim adjustment expense (“CAE”) to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and reserves for incurred but not reported (“IBNR”) claims. Case reserves include the liability for reported but unpaid claims. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as incurred but not reported claims. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

Reinsurance—Reinsurance ceded recoverable includes amounts owed to American National in respect of paid and unpaid ceded claims and CAE and is presented net of a reserve for non-recoverability. Recoveries on our gross ultimate losses are generally determined by a review of individual large claims as well as by estimating the ceded portion of IBNR using assumed distribution of loss by percentage retained. The most significant assumption used is the average size of the individual losses for those claims that have occurred but have not yet been recorded. The reinsurance ceded recoverable is based on what American National believes are reasonable estimates. However, the ultimate amount of the reinsurance ceded recoverable is unknown until all losses are settled. Refer to Note 13 further information.

Premiums, benefits, claims incurred and expenses

Traditional ordinary life and health—Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.

Annuities—Premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are not recognized as revenue but instead are recorded as deposits. Instead, revenues from deferred annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policyholder account balances for deferred annuities represent the deposits received plus accumulated interest less withdrawals and applicable accumulated administrative fees.

Universal life and single premium whole life revenues represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received and credited interest, less accumulated policyholder assessments. Amounts included in expenses represent benefits in excess of account balances returned to policyholders.

Property and casualty premiums are recognized as revenue proportionately over the contract period, net of reinsurance ceded. Claims incurred consist of actual claims and CAE paid and the change in reserves, net of reinsurance received and recoverable.

Participating insurance policies

Participating business comprised approximately 9.2% of the life insurance in-force at December 31, 2012 and 12.5% of life premiums in 2012. Of the total participating business, 78.2% was written by Farm Family Life Insurance Company (“Farm Family Life”). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes

American National Insurance Company and its eligible subsidiaries file a consolidated life and non-life federal income tax return. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return, accordingly they file separate returns.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement amounts of assets and liabilities and their respective tax bases. Deferred taxes are measured using enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions if it is “more-likely-than-not” the position based on its technical merits will be sustained by taxing authorities. American National recognizes the largest benefit that is greater than 50% likely of being ultimately realized upon settlement. Tax benefits not meeting the “more-likely-than-not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest and penalties assessed, if applicable, are classified as “Other operating expenses” in the consolidated statements of operations.

Pension and postretirement benefit plans

The pension and postretirement benefit obligations and costs are calculated using actuarial concepts in accordance with GAAP. The discount rate and the expected return on plan assets, are important elements of expense and/or liability measurement and these key assumptions are evaluated annually. Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

American National uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). Using this approach, the calculated return will fluctuate from year to year; however, it is American National’s policy to hold this long-term assumption relatively constant. For further information, refer to Note 18.

Stock-based compensation

Stock Appreciation Rights—The measurement of the stock appreciation rights (“SARs”) liability and compensation cost is based on the fair value of the grants and is remeasured each reporting period through the settlement date. The fair value of the SAR’s is calculated using the Black-Scholes-Merton option-pricing model. The key assumptions used in the model include: the stock price on the date of grant, the stock price on the date of remeasurement, expected life of the SARs and the risk-free rate of return. The compensation liability related to the SAR award is included in “Other liabilities” in the consolidated statements of financial position.

Restricted Stock—The measurement of the equity and compensation cost of restricted stock (“RS”) is based on the fair value of the grant using the value of the underlying stock at grant date. The compensation cost accrued is included in “Additional paid-in capital” in the consolidated statements of financial position.

Restricted Stock Units—Effective December 31, 2012, American National’s Board Compensation Committee modified the settlement provision within the outstanding restricted stock units (“RSU”) providing the recipients of the awards option to settle vested RSUs in either cash or American National common stock. This modification in the settlement provision changed the RSU classification from an equity to a liability award. After the modification, the liability will be remeasured each reporting period through the vesting date and will be adjusted for the changes in fair value. The compensation liability related to the RSUs is included in “Other Liabilities” in the consolidated statement of financial position.

Separate account assets and liabilities

Separate account assets and liabilities are funds intended to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

Litigation contingencies

American National reviews existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to liabilities for possible losses are necessary. Reserves for losses are established whenever they are probable and estimable based on the best estimate of the probable loss. If no one estimate within the range of possible losses is more probable than any other, a reserve is recorded based on the lowest amount of the range.

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards—During 2010 and 2011 the FASB issued the following accounting guidance relevant to American National. Each became effective to American National on January 1, 2012, and unless stated otherwise did not have a material effect on the consolidated financial statements.

In October 2010, the FASB issued amended accounting guidance for costs associated with acquiring or renewing insurance contracts. The amendment limits the deferrable cost to those incremental direct costs associated with the successful acquisition or renewal of insurance contracts. It also specifies that advertising costs should be deferred only if the capitalization criteria for direct-response advertising are met. American National applied the retrospective method of adoption to all prior periods presented in the consolidated financial statements. Accordingly, upon adoption, the DAC asset was reduced by $34,260,000 as a result of acquisition costs previously deferred that are no longer eligible for deferral under the new guidance. The after-tax cumulative effect adjustment to the opening balance of stockholders’ equity at January 1, 2012 was approximately $19,745,000.

In May 2011, the FASB issued amended guidance on fair value measurement and disclosures. The amendment clarifies the application of existing fair value measurement and disclosure requirements. Other amendments change a particular element for measuring or disclosing information about fair value measurements. In addition, the amendment expands the qualitative and quantitative disclosures on Level 3 measurements.

In June 2011, the FASB issued amended guidance on presentation of other comprehensive income (“OCI”). The amendment requires that all non-owner changes in stockholders’ equity be presented either as a single continuous statement of comprehensive income or as two separate but consecutive statements. The amendment also requires reporting entities to present reclassification adjustments from OCI to net income on the face of the financial statements. However, in December 2011, the FASB deferred the application of the reclassification adjustment provisions of the amended OCI presentation guidance.

In September 2011, the FASB issued amended guidance for testing goodwill impairment. The amendment allows an assessment of qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis to determining whether the two-step goodwill impairment test is necessary.

Future Adoption of New Accounting Standards— During 2011 and 2012 the FASB issued the following significant accounting guidance relevant to American National including technical amendments and corrections to make the codification easier to understand and fair value measurement guidance easier to apply. Each became effective for American National on January 1, 2013 unless stated otherwise, and did not have, or is not expected to have, a material effect on the consolidated financial statements.

In July 2011, the FASB issued guidance to address questions about how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act in their income statements. The new guidance is effective for calendar years beginning after December 31, 2013. The guidance specifies that the liability for the fee should be recorded in full once the entity provides qualifying health insurance in the applicable calendar year. The corresponding deferred cost is then amortized to expense using a straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable.

In December 2011, the FASB issued amended guidance for derecognition of an in substance real estate subsidiary. The amendment clarifies that when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default on the subsidiary’s nonrecourse debt secured by the real estate, the reporting entity should apply the guidance for real estate sales when evaluating the subsidiary for deconsolidation.

In December 2011, the FASB issued a guidance that amends the disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose both gross and net information about offsetting and related arrangements. Subsequently, in January 2013, the FASB issued amendments to clarify the scope of this guidance covering only those derivatives accounted for in accordance with the derivatives and hedging guidance of the Codification that are either offsets in accordance with the right of setoff conditions, the balance sheet netting criteria or subject to an enforceable master netting arrangement or similar agreement.

In February 2013, the FASB issued amended guidance on presentation of accumulated other comprehensive income (“AOCI”). The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement of operations or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

4. INVESTMENTS IN SECURITIES

The cost or amortized cost and estimated fair value of investments are shown below (in thousands):

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$3,593	$69	$—	$3,662
U.S. states and political subdivisions	393,541	40,161	(7)	433,695
Foreign governments	29,071	4,367	—	33,438
Corporate debt securities	7,993,167	748,773	(6,782)	8,735,158
Residential mortgage-backed securities	549,384	42,313	(1,195)	590,502
Collateralized debt securities	2,500	321	—	2,821
Other debt securities	38,026	3,449	—	41,475

Total bonds held-to-maturity	9,009,282	839,453	(7,984)	9,840,751

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	19,649	1,156	—	20,805
U.S. states and political subdivisions	570,751	44,792	(105)	615,438
Foreign governments	5,000	2,344	—	7,344
Corporate debt securities	3,582,913	303,908	(14,188)	3,872,633
Residential mortgage-backed securities	89,486	5,165	(266)	94,385
Commercial mortgage-backed securities	20,933	3,509	—	24,442
Collateralized debt securities	17,676	1,448	(33)	19,091
Other debt securities	10,059	1,379	—	11,438

Total bonds available-for-sale	4,316,467	363,701	(14,592)	4,665,576

Equity securities
Common stock	660,889	383,634	(6,739)	1,037,784
Preferred stock	27,690	9,995	(30)	37,655

Total equity securities	688,579	393,629	(6,769)	1,075,439

Total investments in securities	$14,014,328	$1,596,783	$(29,345)	$15,581,766

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Estimated Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$13,704	$193	$—	$13,897
U.S. states and political subdivisions	405,526	32,272	(6)	437,792
Foreign governments	29,044	4,978	—	34,022
Corporate debt securities	8,011,901	564,159	(25,316)	8,550,744
Residential mortgage-backed securities	714,659	50,774	(3,986)	761,447
Commercial mortgage-backed securities	31,341	—	(20,158)	11,183
Collateralized debt securities	7,134	—	(1,018)	6,116
Other debt securities	38,663	3,827	—	42,490

Total bonds held-to-maturity	9,251,972	656,203	(50,484)	9,857,691

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	11,930	1,156	—	13,086
U.S. states and political subdivisions	579,008	39,930	(90)	618,848
Foreign governments	5,000	2,435	—	7,435
Corporate debt securities	3,316,083	221,079	(32,016)	3,505,146
Residential mortgage-backed securities	191,832	11,898	(1,009)	202,721
Collateralized debt securities	17,636	1,611	(170)	19,077
Other debt securities	14,121	1,173	—	15,294

Total bonds available-for-sale	4,135,610	279,282	(33,285)	4,381,607

Equity securities
Common stock	679,724	305,269	(16,086)	968,907
Preferred stock	30,955	7,688	(1,470)	37,173

Total equity securities	710,679	312,957	(17,556)	1,006,080

Total investments in securities	$14,098,261	$1,248,442	$(101,325)	$15,245,378

Actual maturities differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities, which are not due at a single maturity, have been allocated to their respective categories based on the year of final contractual maturity. The amortized cost and estimated fair value, by contractual maturity of fixed maturity securities are shown below (in thousands):

	December 31, 2012
	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$1,235,099	$1,260,428	$447,229	$456,464
Due after one year through five years	2,531,423	2,787,916	1,591,615	1,723,514
Due after five years through ten years	4,507,884	5,001,830	1,849,731	2,025,329
Due after ten years	729,025	785,577	422,892	455,523
Without single maturity date	5,851	5,000	5,000	4,746

Total	$9,009,282	$9,840,751	$4,316,467	$4,665,576

All gains and losses for securities sold throughout the year were determined using specific identification of the securities sold. Proceeds from the sales of these securities, with the realized gains and losses, are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Proceeds from sales of available-for-sale securities	$221,686	$228,712	$435,293
Gross realized gains	52,998	70,339	51,248
Gross realized losses	(2,009)	(1,600)	(3,590)

During 2012 bonds with a carrying value of $62,500,000 were transferred from held-to-maturity to available-for-sale after a significant deterioration in the issuers’ creditworthiness became evident. An OTTI loss of $11,358,000 was recorded at the time of transfer.

In accordance with various regulations, American National Insurance Company and its wholly-owned insurance subsidiaries had bonds with a carrying value of $50,027,000 at December 31, 2012, on deposit with regulatory authorities.

In addition, American National has pledged bonds in connection with various agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $73,176,000 at December 31, 2012.

Net unrealized gains (losses) on securities

The components of the change in net unrealized gains (losses) on securities are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Bonds available-for-sale	$103,112	$47,701	$120,790
Equity securities	91,459	(66,689)	110,772

Net unrealized gains (losses) on securities during the year	194,571	(18,988)	231,562
Adjustments for:
Deferred policy acquisition costs	(40,103)	(4,075)	(52,378)
Participating policyholders’ interest	(6,772)	(1,772)	(11,315)
Deferred federal income tax benefit (expense)	(51,691)	8,579	(58,687)

Net unrealized gains (losses) on securities, net of tax	$96,005	$(16,256)	$109,182

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are shown below (in thousands):

	December 31, 2012
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$(6)	$914	$(1)	$80	$(7)	$994
Corporate debt securities	(4,394)	319,434	(2,388)	39,632	(6,782)	359,066
Residential mortgage-backed securities	(147)	13,824	(1,048)	24,666	(1,195)	38,490

Total bonds held-to-maturity	(4,547)	334,172	(3,437)	64,378	(7,984)	398,550

Fixed maturity securities, bonds available-for-sale
U.S. treasury and other U.S. government corporations and agencies	—	3,376	—	—	—	3,376
U.S. states and political subdivisions	(105)	6,523	—	—	(105)	6,523
Corporate debt securities	(2,077)	242,261	(12,111)	70,187	(14,188)	312,448
Residential mortgage-backed securities	(34)	1,527	(232)	8,029	(266)	9,556
Commercial mortgage- backed securities	—	—	—	—	—	—
Collateralized debt securities	(8)	527	(25)	911	(33)	1,438

Total bonds available-for-sale	(2,224)	254,214	(12,368)	79,127	(14,592)	333,341

Equity securities
Common stock	(6,739)	64,003	—	—	(6,739)	64,003
Preferred stock	(30)	30	—	—	(30)	30

Total equity securities	(6,769)	64,033	—	—	(6,769)	64,033

Total investments in securities	$(13,540)	$652,419	$(15,805)	$143,505	$(29,345)	$795,924

	December 31, 2011
	Less than 12 months		12 Months or more		Total
	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value	Unrealized (Losses)	Fair Value
Fixed maturity securities, bonds held-to-maturity
U.S. states and political subdivisions	$—	$—	$(6)	$264	$(6)	$264
Corporate debt securities	(20,204)	680,202	(5,112)	39,280	(25,316)	719,482
Residential mortgage-backed securities	(227)	19,398	(3,759)	32,653	(3,986)	52,051
Commercial mortgage-backed securities	—	—	(20,158)	11,183	(20,158)	11,183
Collateralized debt securities	(8)	1,605	(1,010)	4,511	(1,018)	6,116

Total bonds held-to-maturity	(20,439)	701,205	(30,045)	87,891	(50,484)	789,096

Fixed maturity securities, bonds available-for-sale
U.S. states and political subdivisions	(10)	762	(80)	1,971	(90)	2,733
Corporate debt securities	(12,142)	396,761	(19,874)	85,623	(32,016)	482,384
Residential mortgage-backed securities	(202)	25,943	(807)	9,047	(1,009)	34,990
Collateralized debt securities	(6)	704	(164)	2,770	(170)	3,474

Total bonds available-for-sale	(12,360)	424,170	(20,925)	99,411	(33,285)	523,581

Equity securities
Common stock	(16,086)	98,731	—	—	(16,086)	98,731
Preferred stock	(1,470)	6,481	—	—	(1,470)	6,481

Total equity securities	(17,556)	105,212	—	—	(17,556)	105,212

Total investments in securities	$(50,355)	$1,230,587	$(50,970)	$187,302	$(101,325)	$1,417,889

As of December 31, 2012, the securities with unrealized losses were not deemed to be other-than-temporarily impaired, including those with the duration of the unrealized losses exceeding one year. American National has the ability and intent to hold those securities until a market price recovery or maturity. Further, it is not more-likely-than-not that American National will be required to sell them prior to recovery, and recovery is expected in a reasonable period of time. It is possible the investee’s financial circumstances may be different in the future, which may lead to a different impairment conclusion in future periods.

Credit Risk Management

The bond portfolio distributed by credit quality rating, using both S&P and Moody’s ratings, is shown below:

	December 31, 2012	December 31, 2011
AAA	5.5%	8.1%
AA	10.6	10.5
A	38.2	38.3
BBB	41.4	38.6
BB and below	4.3	4.5

Total	100.0%	100.0%

American National’s equity securities by market sector distribution are shown below:

	December 31, 2012	December 31, 2011
Consumer goods	20.3%	21.5%
Financials	18.9	17.2
Information technology	16.9	16.9
Energy and utilities	15.8	17.3
Healthcare	12.7	11.7
Industrials	9.1	9.0
Other	6.3	6.4

Total	100.0%	100.0%

5. MORTGAGE LOANS

Generally, commercial mortgage loans are secured by first liens on income-producing real estate. American National attempts to maintain a diversified portfolio by considering the property-type and property location of the underlying mortgage collateral. Mortgage loans by property-type and geographic distribution are as follows:

	December 31, 2012	December 31, 2011
Office	34.9%	30.2%
Industrial	24.0	24.6
Retail	17.7	19.1
Hotel and motel	13.9	13.4
Other	9.5	12.7

Total	100.0%	100.0%

	December 31, 2012	December 31, 2011
West South Central	23.2%	23.1%
South Atlantic	23.0	22.9
East North Central	18.2	18.8
Pacific	13.3	11.4
East South Central	7.1	5.7
Mountain	7.0	6.7
Other	8.2	11.4

Total	100.0%	100.0%

During 2012, American National sold one office loan with a recorded investment of $19,665,000 and a realized gain of $2,607,000. During 2011, American National sold one industrial loan with a recorded investment of $27,532,000 and a realized gain of $4,968,000. During 2012, American National foreclosed on four loans with a recorded investment of $34,562,000. There were no foreclosures during 2011.

Non-cash transactions during 2012 were a $15,865,000 transfer from mortgage loans to investment in unconsolidated affiliates. During 2011, American National exchanged $25,500,000 in mortgage loans for an additional ownership interest in a real estate joint venture. After the exchange transaction, the joint venture was included in American National’s consolidated financial statement. Upon consolidation, American National’s investment real estate had a noncash-related increase of $28,500,000.

Credit Quality

Commercial mortgage loan balance placed on nonaccrual status are shown below (in thousands):

	December 31, 2012	December 31, 2011
Commercial mortgages
Office	$—	$8,436
Retail	13,354	23,997

Total	$13,354	$32,433

The credit quality of the mortgage loan portfolio is assessed by evaluating the credit risk of each borrower. A loan is classified as performing or non-performing based on whether all of the contractual terms of the loan have been met.

The age analysis of past due commercial mortgage loans is shown below (in thousands):

	December 31, 2012
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$—	$—	$—	$—	$1,100,407	$1,100,407
Industrial	—	—	—	—	755,198	755,198
Retail	—	—	13,354	13,354	547,472	560,826
Other	—	—	—	—	738,592	738,592

Total	$—	$—	$13,354	$13,354	$3,141,669	3,155,023

Allowance for loan losses						12,012

Mortgage loans on real estate, net of allowance						$3,143,011

	December 31, 2011
	30-59 Days	60-89 Days	Greater Than	Total Past		Total
	Past Due	Past Due	90 Days	Due	Current	Mortgage Loans
Commerical mortgages
Office	$—	$—	$8,436	$8,436	$879,923	$888,359
Industrial	—	—	—	—	721,704	721,704
Retail	13,140	—	10,857	23,997	537,665	561,662
Other	—	—	—	—	765,078	765,078

Total	$13,140	$—	$19,293	$32,433	$2,904,370	2,936,803

Allowance for loan losses						11,321

Mortgage loans on real estate, net of allowance						$2,925,482

Total mortgage loans are net of unamortized discounts of $4,346,000 and $10,189,000 and unamortized origination fees of $14,076,000 and $12,683,000 at December 31, 2012 and 2011, respectively. No unearned income is included in these amounts.

Allowance for Credit Losses

Loans not evaluated individually for collectibility are segregated by collateral property-type and location and allowance factors are applied. These factors are developed annually, and reviewed quarterly based on our historical loss experience adjusted for the expected trend in the rate of foreclosure losses. Allowance factors are higher for loans of certain property types and in certain regions based on loss experience or a blended historical loss factor.

The allowance for credit losses and unpaid principal balance in commercial mortgage loans are shown below (in thousands):

	Collectively	Individually
	Evaluated	Evaluated
	for Impairment	for Impairment	Total
Allowance for credit losses
December 31, 2010	$11,395	$2,393	$13,788
Write down	—	(1,900)	(1,900)
Change in allowance	(567)	—	(567)

December 31, 2011	10,828	493	11,321

Write down	—	(2,277)	(2,277)
Change in allowance	691	2,277	2,968

December 31, 2012	$11,519	$493	$12,012

Recorded Investment
December 31, 2012	$3,063,908	$109,537	$3,173,445

December 31, 2011	$2,725,930	$233,745	$2,959,675

Loans individually evaluated for impairment with and without an allowance are shown below (in thousands):

	Year ended December 31, 2012
		Unpaid	Average	Interest
	Recorded	Principal	Recorded	Income
	Investment	Balance	Investment	Recognized
With an allowance recorded
Retail (related allowance of $493)	$493	$493	$—	$—

Without an allowance recorded
Office	$36,544	$36,544	$36,710	$2,452
Retail	17,180	17,180	17,329	1,129
Other	55,320	55,320	55,551	3,758

Total without an allowance recorded	$109,044	$109,044	$109,590	$7,339

	Year ended December 31, 2011
		Unpaid	Average	Interest
	Recorded	Principal	Recorded	Income
	Investment	Balance	Investment	Recognized
With an allowance recorded
Retail (related allowance of $493)	$493	$493	$—	$—

Without an allowance recorded
Office	$48,833	$48,833	$49,088	$3,506
Industrial	57,261	57,261	57,514	3,628
Retail	15,477	17,377	15,535	1,514
Other	111,681	111,681	111,407	7,546

Total without an allowance recorded	$233,252	$235,152	$233,544	$16,194

Troubled Debt Restructurings

A small portion of the mortgage loan portfolio for which American National has granted concessions related to the borrowers’ ability to pay the loans is classified as troubled debt restructurings. Concessions are generally one of, or a combination of, a delay in payment of principal or interest, a reduction of the contractual interest rate or an extension of the maturity date. American National considers the amount, timing and extent of concessions in determining any impairment or changes in the specific allowance for loan losses recorded in connection with a troubled debt restructuring. The carrying value after specific allowance, before and after modification in a troubled debt restructuring, may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

Three mortgage loans as of December 31, 2012 and three loans as of December 31, 2011, have been modified in troubled debt restructurings. The outstanding recorded investment was $17,342,000 and $45,366,000 for 2012 and 2011, respectively, both before and after the modifications. There are no commitments to lend additional funds to debtors whose loans have been modified in troubled debt restructurings and there have been no defaults on modified loans during the periods.

6. INVESTMENT REAL ESTATE

Investment real estate by property-type distribution is as follows:

	December 31, 2012	December 31, 2011
Shopping centers	41.0%	41.1%
Office buildings	21.9	22.0
Industrial	18.1	16.3
Other	19.0	20.6

Total	100.0%	100.0%

Investment real estate by geographic distribution is as follows:

	December 31, 2012	December 31, 2011
West South Central	60.8%	66.1%
South Atlantic	11.2	11.6
East North Central	10.3	5.2
Mountain	6.2	6.9
East South Central	5.3	5.2
Other	6.2	5.0

Total	100.0%	100.0%

American National and its wholly-owned subsidiaries regularly invest in real estate partnerships and joint ventures. American National participates in the design of these entities with the sponsor, but in most cases, its involvement is limited to financing. Through analysis performed by American National, some of these partnerships and joint ventures have been determined to be variable interest entities (“VIEs”). In certain instances, in addition to an economic interest in the entity, American National holds the power to direct the most significant activities of the entity and is deemed the primary beneficiary or consolidator of the entity. The assets of the consolidated VIEs are restricted and must be used first to settle the liabilities of the VIE. Creditors or beneficial interest holders of these VIEs have no recourse to the general credit of American National, as American National’s obligation is limited to the amount of its committed investment. American National has not provided financial or other support to the VIEs in the form of liquidity arrangements, guarantees, or other commitments to third parties that may affect the fair value or risk of its variable interest in the VIEs in 2012 or 2011.

The assets and liabilities relating to VIEs which are consolidated in American National’s financial statements are as follows (in thousands):

	December 31, 2012	December 31, 2011
Investment real estate	$162,502	$154,878
Short-term investments	969	3,364
Cash and cash equivalents	3,671	5,777
Accrued investment income	2,641	2,299
Other receivables	11,709	11,816
Other assets	6,487	3,870

Total assets of consolidated VIEs	$187,979	$182,004

Notes payable	$163,384	$58,894
Other liabilities	6,647	5,354

Total liabilities of consolidated VIEs	$170,031	$64,248

The liability of American National Insurance Company on notes payable is limited to the amount of its direct or indirect investment in the respective ventures, which totaled $9,664,000 and $17,959,000 at December 31, 2012 and 2011, respectively. The average interest rate on the current portion of the notes payable was 4.0% during 2012. The total long-term portion of notes payable consists of three notes with the following interest rates: 4.0%, adjusted LIBOR plus 1.0% and adjusted LIBOR plus 2.5%. Of the long-term notes payable, $12,500,000 will mature in 2016, with the remainder maturing beyond 5 years.

For other VIEs in which American National is a partner, it is not the primary beneficiary and these entities were not consolidated, as the major decisions that most significantly impact the economic activities of the VIE require unanimous consent of all partners. The following table presents the carrying amount and maximum exposure to loss relating to unconsolidated VIEs (in thousands):

	December 31, 2012		December 31, 2011
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Investment in unconsolidated affiliates	$81,548	$81,548	$85,509	$85,509

7. DERIVATIVE INSTRUMENTS

American National purchases over-the-counter equity-indexed options as economic hedges against fluctuations in the equity markets to which equity-indexed annuity products are exposed. Equity-indexed annuities include a fixed host annuity contract and an equity-indexed embedded derivative. The detail of derivative instruments is shown below (in thousands):

Derivatives Not Designated as Hedging Instruments	Location in the Consolidated Statements of Financial Position	December 31, 2012			December 31, 2011
		Number of Instruments	Notional Amounts	Estimated Fair Value	Number of Instruments	Notional Amounts	Estimated Fair Value
Equity-indexed options	Other invested assets	356	$846,900	$82,625	332	$791,900	$65,188
Equity-indexed annuity embedded derivative	Future policy benefits—Annuity	22,941	722,500	(75,032)	16,727	661,300	(63,275)

		Gains (Losses) Recognized in Income on Derivatives
Derivatives Not Designated	Location in the Consolidated	Years ended December 31,
as Hedging Instruments	Statements of Operations	2012	2011	2010
Equity-indexed options	Net investment income	$18,931	$(2,794)	$11,911
Equity-indexed annuity embedded derivative	Interest credited to policyholders’ account balances	(13,331)	7,821	(6,604)

8. NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS (LOSSES)

Net investment income, before federal income taxes, is shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Bonds	$680,552	$688,953	$647,523
Equity securities	29,085	27,494	24,549
Mortgage loans	205,067	198,056	176,026
Real estate	14,041	18,846	15,487
Options	18,931	(2,794)	11,911
Other invested assets	37,722	37,610	36,419

Total	$985,398	$968,165	$911,915

Realized investments gains (losses), before federal income taxes, are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Bonds	$41,817	$14,495	$34,330
Equity securities	35,047	67,671	27,603
Mortgage loans	(361)	6,275	7,793
Real estate	13,049	12,033	10,101
Other invested assets	1,173	(105)	(99)

Total	$90,725	$100,369	$79,728

The OTTI losses are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Bonds	$(12,658)	$—	$—
Equity securities	(9,859)	(9,503)	(5,666)

Total	$(22,517)	$(9,503)	$(5,666)

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount and estimated fair value of financial instruments are shown below (in thousands):

	December 31, 2012		December 31, 2011
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Fixed maturity securities, bonds held-to-maturity	$9,009,282	$9,840,751	$9,251,972	$9,857,691
Fixed maturity securities, bonds available-for-sale	4,665,576	4,665,576	4,381,607	4,381,607
Equity securities	1,075,439	1,075,439	1,006,080	1,006,080
Equity-indexed options	82,625	82,625	65,188	65,188
Mortgage loans on real estate, net of allowance	3,143,011	3,441,645	2,925,482	3,178,205
Policy loans	395,333	395,333	393,195	393,195
Short-term investments	313,086	313,086	345,330	345,330
Separate account assets	841,389	841,389	747,867	747,867

Total financial assets	$19,525,741	$20,655,844	$19,116,721	$19,975,163

Financial liabilities
Investment contracts	$9,987,431	$9,987,431	$9,993,804	$9,993,804
Embedded derivative liability for equity-indexed annuities	75,032	75,032	63,275	63,275
Notes payable	163,384	163,384	58,894	58,894
Separate account liabilities	841,389	841,389	747,867	747,867

Total financial liabilities	$11,067,236	$11,067,236	$10,863,840	$10,863,840

Summary

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. American National has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fixed Maturity Securities and Equity Options—American National utilizes a pricing service to estimate fair value measurements. The estimates of fair value for most fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes.

The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Since fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, relevant credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms the service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. American National does not adjust quotes received from the pricing service. The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.

American National holds a small amount of fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these fixed maturity securities, a quote from an independent broker (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3. The pricing of certain private placement debt also includes significant non-observable inputs, the internally determined credit rating of the security, and an externally provided credit spread, and these securities are classified as Level 3 measurements.

For securities priced using a quote from an independent broker, such as the equity options and certain fixed maturity securities, American National uses a market-based fair value analysis to validate the reasonableness of prices received from an independent broker. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is generally performed on a weekly basis, but no less frequently than on a monthly basis.

Equity Securities—For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimate of fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for fixed maturity securities. These estimates for equity securities are disclosed as Level 2 measurements. American National tests the accuracy of the information provided by reference to other services regularly.

Mortgage Loans—The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan by loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit rating, region, property type, lien number, payment type and current status.

Embedded Derivative—The embedded derivative liability for equity-indexed annuities is measured at fair value and is recalculated each reporting period using equity option pricing models. To validate the assumptions used to price the embedded derivative liability, American National measures and compares embedded derivative returns against the returns of equity options held to hedge the liability cash flows.

The significant unobservable input used to calculate the fair value of the embedded derivatives is equity option implied volatility. This volatility assumption is the range of implied volatilities that American National has determined market participants would use to price equity options that match the current derivative characteristics of our in-force equity-indexed annuities. Implied volatility can vary by term and strike price. An increase in implied volatility will result in an increase in the value of the equity-indexed annuity embedded derivatives, all other things being equal. At December 31, 2012, the implied volatility used to estimate embedded derivative value ranges from 15.9% to 30.1%.

Other Financial Instruments—Other financial instruments classified as level 3 measurements, as there is little or no market activity, are as follows:

Policy loans—The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans, unpredictable timing of repayments and the fact that it cannot be separated from the policy contract and it is settled at outstanding value, American National believes that the carrying value of policy loans approximates fair value.

Investment contracts liability—The carrying value of investment contracts liability is equivalent to the accrued account balance. The accrued account balance consists of deposits, net of withdrawals, plus or minus interest credited, fees and charges assessed and other adjustments. American National believes that the carrying value of investment contracts liability approximates fair value because the majority of these contracts’ interest rates reset to current rates offered at anniversary.

Notes payable—Notes payable are carried at outstanding principal balance. The carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the balance sheet date.

Quantitative Disclosures

The quantitative disclosures regarding fair value hierarchy measurements of the financial instruments are shown below (in thousands):

	Fair Value Measurement as of December 31, 2012
	Total Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$3,662	$—	$3,662	$—
U.S. states and political subdivisions	433,695	—	433,695	—
Foreign governments	33,438	—	33,438	—
Corporate debt securities	8,735,158	—	8,662,164	72,994
Residential mortgage-backed securities	590,502	—	589,441	1,061
Collateralized debt securities	2,821	—	—	2,821
Other debt securities	41,475	—	41,475	—

Total bonds held-to-maturity	9,840,751	—	9,763,875	76,876

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	20,805	—	20,805	—
U.S. states and political subdivisions	615,438	—	612,913	2,525
Foreign governments	7,344	—	7,344	—
Corporate debt securities	3,872,633	—	3,796,949	75,684
Residential mortgage-backed securities	94,385	—	91,938	2,447
Commercial mortgage-backed securities	24,442	—	—	24,442
Collateralized debt securities	19,091	—	17,156	1,935
Other debt securities	11,438	—	11,438	—

Total bonds available-for-sale	4,665,576	—	4,558,543	107,033

Equity securities
Common stock	1,037,784	1,037,784	—	—
Preferred stock	37,655	37,652	—	3

Total equity securities	1,075,439	1,075,436	—	3

Options	82,625	—	—	82,625
Mortgage loans on real estate	3,441,645	—	3,441,645	—
Policy loans	395,333	—	—	395,333
Short-term investments	313,086	—	313,086	—
Separate account assets	841,389	—	841,389	—

Total financial assets	$20,655,844	$1,075,436	$18,918,538	$661,870

Financial liabilities
Investment contracts	$9,987,431	$—	$—	$9,987,431
Embedded derivative liability for equity-indexed annuities	75,032	—	—	75,032
Notes payable	163,384	—	—	163,384
Separate account liabilities	841,389	—	841,389	—

Total financial liabilities	$11,067,236	$—	$841,389	$10,225,847

	Fair Value Measurement as of December 31, 2011
	Total Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets
Fixed maturity securities, bonds held-to-maturity
U.S. treasury and government	$13,897	$—	$13,897	$—
U.S. states and political subdivisions	437,792	—	437,792	—
Foreign governments	34,022	—	34,022	—
Corporate debt securities	8,550,744	—	8,492,957	57,787
Residential mortgage-backed securities	761,447	—	759,773	1,674
Commercial mortgage-backed securities	11,183	—	—	11,183
Collateralized debt securities	6,116	—	—	6,116
Other debt securities	42,490	—	35,147	7,343

Total bonds held-to-maturity	9,857,691	—	9,773,588	84,103

Fixed maturity securities, bonds available-for-sale
U.S. treasury and government	13,086	—	13,086	—
U.S. states and political subdivisions	618,848	—	616,323	2,525
Foreign governments	7,435	—	7,435	—
Corporate debt securities	3,505,146	—	3,492,113	13,033
Residential mortgage-backed securities	202,721	—	202,715	6
Collateralized debt securities	19,077	—	18,826	251
Other debt securities	15,294	—	15,294	—

Total bonds available-for-sale	4,381,607	—	4,365,792	15,815

Equity securities
Common stock	968,907	968,907	—	—
Preferred stock	37,173	37,173	—	—

Total equity securities	1,006,080	1,006,080	—	—

Options	65,188	—	—	65,188
Mortgage loans on real estate	3,178,205	—	3,178,205	—
Policy loans	393,195	—	—	393,195
Short-term investments	345,330	—	345,330	—
Separate account assets	747,867	—	747,867	—

Total financial assets	$19,975,163	$1,006,080	$18,410,782	$558,301

Financial liabilities
Investment contracts	$9,993,804	$—	$—	$9,993,804
Embedded derivative liability for equity-indexed annuities	63,275	—	—	63,275
Notes payable	58,894	—	—	58,894
Separate account liabilities	747,867	—	747,867	—

Total financial liabilities	$10,863,840	$—	$747,867	$10,115,973

For financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances is shown below at estimated fair value (in thousands):

		Equity-	Embedded
	Investment	Indexed	Derivative
	Securities	Options	Liability
Beginning balance, 2010	$36,966	$32,801	$ (22,487)
Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,461	—	—
Net fair value change included in realized gains/losses	(289)	—	—
Net gain (loss) for derivatives included in net investment income	—	9,942	—
Net change included in interest credited	—	—	(6,604)
Purchases, sales and settlements or maturities
Purchases	65,033	34,709	—
Sales	(10,000)	—	—
Settlements or maturities	(2,362)	(10,736)	—
Premiums less benefits	—	—	(30,553)
Gross transfers into Level 3	5,913	—	—
Gross transfers out of Level 3	(6,245)	—	—

Ending balance, 2010	$90,477	$66,716	$(59,644)

Total realized and unrealized investment gains/losses
Included in other comprehensive income	1,798	—	—
Net fair value change included in realized gains/losses	(2,694)	—	—
Net gain (loss) for derivatives included in net investment income	—	(9,199)	—
Net change included in interest credited	—	—	7,821
Purchases, sales and settlements or maturities
Purchases	22	17,122	—
Sales	(1,821)	—	—
Settlements or maturities	(13,260)	(9,451)	—
Premiums less benefits	—	—	(11,452)
Gross transfers into Level 3	27,052	—	—
Gross transfers out of Level 3	(1,656)	—	—

Ending balance, 2011	$99,918	$65,188	$(63,275)

Total realized and unrealized investment gains/losses
Included in other comprehensive income	28,737	—	—
Net fair value change included in realized gains/losses	(11,493)	—	—
Net gain (loss) for derivatives included in net investment income	—	12,372	—
Net change included in interest credited	—	—	(13,331)
Purchases, sales and settlements or maturities
Purchases	33,070	14,684	—
Sales	(3,542)	(9,619)	—
Settlements or maturities	(749)	—	—
Premiums less benefits	—	—	1,574
Gross transfers into Level 3	37,971	—	—

Ending balance, 2012	$183,912	$82,625	$(75,032)

Within the net gain (loss) for derivatives included in net investment income were an unrealized gain of $8,710,000, an unrealized loss of $12,613,000, and an unrealized gain of $5,125,000 relating to assets still held at December 31, 2012, 2011, and 2010, respectively.

There were no transfers between Level 1 and Level 2 fair value hierarchies. The transfers into Level 3 were the result of existing securities no longer being priced by the third-party pricing service at the end of the period. American National’s valuation of these securities involves judgment regarding assumptions market participants would use including quotes from independent brokers. The transfers out of Level 3 were securities being priced by a third-party service at the end of the period, using inputs that are observable or derived from market data, which resulted in classification of these assets as Level 2.

10. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums are shown below (in thousands):

			Accident	Property &
	Life	Annuity	& Health	Casualty	Total
Balance at December 31, 2009 (As adjusted)	$658,038	$435,975	$69,198	$135,554	$1,298,765

Additions	81,069	115,813	17,994	234,450	449,326
Amortization	(79,609)	(71,686)	(22,924)	(234,988)	(409,207)
Effect of change in unrealized gains on available-for-sale securities	(12,604)	(39,774)	—	—	(52,378)

Net change	(11,144)	4,353	(4,930)	(538)	(12,259)

Balance at December 31, 2010 (As Adjusted)	646,894	440,328	64,268	135,016	1,286,506

Additions	76,890	116,206	11,815	242,640	447,551
Amortization	(74,775)	(86,852)	(20,987)	(226,675)	(409,289)
Effect of change in unrealized gains on available-for-sale securities	2,571	(6,646)	—	—	(4,075)

Net change	4,686	22,708	(9,172)	15,965	34,187

Balance at December 31, 2011 (As Adjusted)	651,580	463,036	55,096	150,981	1,320,693

Additions	80,877	68,799	11,018	215,281	375,975
Amortization	(73,710)	(90,523)	(16,908)	(227,749)	(408,890)
Effect of change in unrealized gains on available-for-sale securities	(5,331)	(34,772)	—	—	(40,103)

Net change	1,836	(56,496)	(5,890)	(12,468)	(73,018)

Balance at December 31, 2012	$653,416	$406,540	$49,206	$138,513	$1,247,675

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year. Effective January 1, 2012, American National retrospectively adopted a new guidance that modified the accounting for DAC. Refer to Note 3 for additional discussion.

11. LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance and annuity policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of expected benefit payments reduced by the present value of expected premiums. Such liabilities are established on a block of business basis based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability termination, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.

Future policy benefits for non-participating traditional life insurance are equal to the aggregate of the present value of expected benefit payments and related expenses less the present value of expected net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0%.

Future policy benefit liabilities for participating traditional life insurance are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts; and (ii) the liability for terminal dividends.

Future policy benefit liabilities for individual fixed deferred annuities after annuitization and single premium immediate annuities are equal to the present value of expected future payments. The interest rate used in establishing such liabilities range from 3.0% to 5.6% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3.5% to 8.0%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3.0% to 4.5%.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1.0% to 8.0% (some annuities also offer a first year bonus ranging from 1.0% to 7.0%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

12. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The liability for unpaid claims and claim adjustment expenses (“CAE”) for accident and health, and property and casualty insurance is included in the “Liability for policy and contract claims” in the consolidated statements of financial position and represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported (“IBNR”). Liability for unpaid claims and CAE are estimated based upon American National’s historical experience and actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of the changes are included in the consolidated results of operations in the period in which the changes occur.

Activities in the liability for unpaid claims and CAE (“claims”) are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Unpaid claims balance, beginning	$1,180,259	$1,210,126	$1,214,996
Less reinsurance recoverables	235,174	222,635	252,502

Net beginning balance	945,085	987,491	962,494

Incurred related to
Current	1,001,915	1,119,839	1,205,391
Prior years	(48,688)	(82,523)	(92,366)

Total incurred claims	953,227	1,037,316	1,113,025

Paid claims related to
Current	620,739	712,179	741,988
Prior years	366,411	367,543	346,040

Total paid claims	987,150	1,079,722	1,088,028

Net balance	911,162	945,085	987,491
Plus reinsurance recoverables	256,885	235,174	222,635

Unpaid claims balance, ending	$1,168,047	$1,180,259	$1,210,126

The net and gross reserve calculations have shown favorable development for the last several years as a result of favorable loss emergence compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred claims and CAE attributable to insured events of prior years decreased by approximately $48,688,000 in 2012, 82,523,000 in 2011, and 92,366,000 in 2010.

Life policy claims IBNR is estimated using historical claims information. We analyze our claims data annually and develop an average IBNR factor, which is applied to paid claims in the current period to reflect estimated claims for which the deaths are not reported until a subsequent period. In addition, we make an estimate for additional reserves whenever new information becomes available. Adjustments in IBNR reserves, if any, are reflected in the results of operations during the period when such adjustments are made. In the fourth quarter of 2011, American National modified its claims processing procedures to utilize data available in the U.S. Social Security Death Master File. This change was applied on a nationwide basis and resulted in an increase in the IBNR life claims of $22,158,000 and $26,596,000 during 2012 and 2011, respectively.

13. REINSURANCE

American National reinsures portions of certain life insurance policies to provide a greater diversification of risk and manage exposure on larger risks. For the issue ages zero to 65, the maximum amount that would be retained by one life insurance company (American National) would be $1,500,000 individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life (total $1,975,000). If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $3,225,000. For the issue ages 66 and over, the maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life, and $125,000 credit life (total $1,175,000). If individual, group and credit insurance were all in force at the same time, the maximum risk on any one life could be $2,425,000.

For the Property and Casualty segment, American National retains the first $1,000,000 of loss per risk. Reinsurance then covers the next $5,000,000 of property and liability losses per risk. Additional excess property per risk coverage is purchased to cover risks up to $15,000,000, and excess casualty clash coverage is maintained to cover losses up to $50,000,000. Excess casualty clash covers losses incurred as a result of one casualty event involving multiple policies, excess policy limits, and excess contractual obligations. Facultative reinsurance cover is purchased for individual risks attaching at $15,000,000, as needed. Corporate catastrophe coverage is also in place for losses up to a $500,000,000 event. Catastrophe aggregate reinsurance coverage is also purchased. This cover provides for $30,000,000 of coverage after $90,000,000 of aggregated catastrophe losses has been reached. The first $10,000,000 of each catastrophe loss contributes to the $90,000,000 aggregation of losses. The catastrophe aggregate reinsurance coverage for 2012 was placed at 100%.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the reinsurer were to be unable to meet their obligations under any reinsurance treaties. American National had amounts recoverable from reinsurers of $418,743,000 and $405,033,000 at December 31, 2012 and 2011, respectively. Of this amount, $3,107,000 is the subject of litigation or is in dispute with the reinsurers involved. Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial statements.

The amounts in the consolidated financial statements include the impact of reinsurance. Information regarding the effect of reinsurance is shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Direct premiums	$1,971,078	$1,978,910	$2,095,911
Reinsurance premiums assumed from other companies	159,518	150,130	114,855
Reinsurance premiums ceded to other companies	(426,423)	(380,428)	(332,858)

Net premiums	$1,704,173	$1,748,612	$1,877,908

Life insurance in-force and related reinsurance amounts are shown below (in thousands):

	December 31,
	2012	2011	2010
Direct life insurance in-force	$72,884,984	$69,912,598	$69,318,974
Reinsurance risks assumed from other companies	103,576	244,028	479,528
Reinsurance risks ceded to other companies	(30,477,364)	(31,659,740)	(31,616,049)

Net life insurance in-force	$42,511,196	$38,496,886	$38,182,453

14. FEDERAL INCOME TAXES

A reconciliation of the effective tax rate to the statutory federal tax rate is shown below (in thousands, except percentages):

	Years ended December 31,
	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
			(As Adjusted)		(As Adjusted)
Income tax expense on pre-tax income	$95,111	35.0%	$88,001	35.0%	$71,082	35.0%
Tax-exempt investment income	(7,364)	(2.7)	(8,071)	(3.2)	(8,852)	(4.3)
Dividend exclusion	(6,323)	(2.3)	(5,891)	(2.3)	(5,173)	(2.6)
Miscellaneous tax credits, net	(8,106)	(3.0)	(7,997)	(3.2)	(7,715)	(3.8)
Other items, net	2,264	0.8	(6,064)	(2.4)	6,030	3.0

Total	$75,582	27.8%	$59,978	23.9%	$55,372	27.3%

A total of $46,939,000, $54,620,000 and $33,894,000 were paid to the IRS during 2012, 2011 and 2010 respectively.

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are shown below (in thousands):

	December 31,
	2012	2011
		(As Adjusted)
DEFERRED TAX ASSETS
Investments, principally due to impairment losses	$70,103	$87,518
Investment in real estate and other invested assets principally due to investment valuation allowances	7,259	8,620
Policyholder funds, principally due to policy reserve discount	229,429	235,827
Policyholder funds, principally due to unearned premium reserve	30,337	31,230
Participating policyholders’ surplus	37,014	33,677
Pension	94,847	92,100
Commissions and other expenses	7,889	8,165
Tax carryforwards	23,041	32,220
Other assets	3,343	7,089

Gross deferred tax assets	503,262	536,446

DEFERRED TAX LIABILITIES
Available-for-sale securities, principally due to net unrealized gains	(257,290)	(189,194)
Investment in bonds, principally due to accrual of discount on bonds	(9,415)	(11,774)
Deferred policy acquisition costs, due to difference between GAAP and tax amortization methods	(327,245)	(350,319)
Property, plant and equipment, principally due to difference between GAAP and tax depreciation methods	(1,462)	(7,010)

Gross deferred tax liabilities	(595,412)	(558,297)

Total net deferred tax liability	$(92,150)	$(21,851)

Management believes that a sufficient level of taxable income will be achieved over time to utilize the deferred tax assets in the consolidated federal tax return; therefore, no valuation allowance was recorded as of December 31, 2012 and 2011. If not utilized beforehand, approximately $23,041,000 in ordinary loss tax carryforwards will expire at the end of tax year 2032.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service (“IRS”) for years 2006 to 2011 either has been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld. No provision for penalties was established, and no interest expense was incurred for 2012, 2011 or 2010, relating to uncertain tax positions. Management does not believe that there are any uncertain tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

15. COMPONENTS OF COMPREHENSIVE INCOME (LOSS)

The components of and changes in the accumulated other comprehensive income (loss) (“AOCI”), and the related tax effects, are shown below (in thousands):

	Net Unrealized Gains/(Losses) on Securities	Defined Benefit Pension Plan Adjustments	Foreign Currency Adjustments	AOCI
Balance at December 31, 2009	$181,483	$(63,814)	$(20)	$117,649

Unrealized holding gains (losses) arising during the period (net of tax $97,848)	181,718			181,718
Reclassification of (gains) losses realized in net income/loss (net of tax $16,964)	(31,040)			(31,040)
Unrealized adjustment to DAC (net of tax $18,237)	(34,141)			(34,141)
Unrealized (gains) losses on investments attributable to participating policyholders’ interest (net of tax $3,960)	(7,355)			(7,355)
Cumulative effect of accounting change—DAC (net of tax $230)	428			428
Amortization of prior service cost and actuarial (gain) loss included in net periodic pension cost (net of tax $926)		(1,719)		(1,719)
Foreign currency adjustment (net of tax $149)			276	276

Balance at December 31, 2010	$291,093	$(65,533)	$256	$225,816

Unrealized holding gains (losses) arising during the period (net of tax $14,225)	26,419			26,419
Reclassification of (gains) losses realized in net income/loss (net of tax $20,694)	(38,938)			(38,938)
Unrealized adjustment to DAC (net of tax $1,490)	(2,585)			(2,585)
Unrealized (gains) losses on investments attributable to participating policyholders’ interest (net of tax $620)	(1,152)			(1,152)
Amortization of prior service cost and actuarial (gain) loss included in net periodic pension cost (net of tax $26,897)		(49,952)		(49,952)
Foreign currency adjustment (net of tax $110)			(205)	(205)

Balance at December 31, 2011	$274,837	$(115,485)	$51	$159,403

Unrealized holding gains (losses) arising during the period (net of tax $79,796)	148,193			148,193
Reclassification of (gains) losses realized in net income/loss (net of tax $11,700)	(21,718)			(21,718)
Unrealized adjustment to DAC (net of tax $14,035)	(26,068)			(26,068)
Unrealized (gains) losses on investments attributable to participating policyholders’ interest (net of tax $2,370)	(4,402)			(4,402)
Amortization of prior service cost and actuarial (gain) loss included in net periodic pension cost (net of tax $7,279)		(13,518)		(13,518)
Foreign currency adjustment (net of tax $65)			120	120

Balance at December 31, 2012	$370,842	$(129,003)	$171	$242,010

16. STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

American National has one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at the dates indicated are shown below:

	Years ended December 31,
	2012	2011	2010
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	(3,995,785)	(4,011,165)	(4,011,472)

Outstanding shares	26,836,664	26,821,284	26,820,977
Restricted shares	(185,334)	(261,334)	(261,334)

Unrestricted outstanding shares	26,651,330	26,559,950	26,559,643

Stock-based compensation

American National has one stock-based compensation plan, which allows for grants of Non-Qualified Stock Options, Stock Appreciation Rights (“SAR”), Restricted Stock (“RS”) Awards, Restricted Stock Units (“RSU”), Performance Awards, Incentive Awards or any combination thereof. This plan is administered by the American National Board Compensation Committee. The Board Compensation Committee makes incentive awards under this plan to our executives after meeting established performance objectives. All awards are subject to review and approval by the committee and the Board of Directors, both at the time of setting applicable performance objectives and at the same time of payment of the awards. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year. Grants are made to certain officers and directors as compensation and to align their interests with those of other shareholders.

SAR, RS and RSU information for the periods indicated is shown below:

	SAR Shares	SAR Weighted- Average Grant Date Fair Value	RS Shares	RS Weighted- Average Grant Date Fair Value	RS Units	RSU Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2009	161,449	$108.53	261,334	$102.98	—	$—

Granted	2,411	109.62	—	—	10,230	109.29
Exercised	(9,533)	95.08	—	—	(811)	109.29
Forfeited	(7,100)	113.55	—	—	—	—
Expired	(2,500)	90.86	—	—	—	—

Outstanding at December 31, 2010	144,727	$109.40	261,334	$102.98	9,419	$102.29

Granted	—	—	—	—	61,481	79.63
Exercised	(133)	66.76	—	—	(480)	79.63
Forfeited	(4,358)	115.63	—	—	(854)	86.47
Expired	(13,467)	101.39	—	—	—	—

Outstanding at December 31, 2011	126,769	$110.08	261,334	$102.98	69,566	$83.56

Granted	—	—	—	—	75,355	71.69
Exercised	(200)	—	(76,000)	88.00	(17,380)	94.47
Forfeited	(3,510)	114.02	—	—	(482)	74.85
Expired	(14,108)	100.14	—	—	—	—

Outstanding at December 31, 2012	108,951	$111.31	185,334	$109.13	127,059	$75.06

	SAR	RS Shares	RS Units
Weighted-average contractual remaining life	2.8 years	4.5 years	1.9 years
Weighted-average exercise price	$111.31	$109.13	$79.06
Exercisable shares	93,091	N/A	—
Weighted-average exercise price Exercisable shares	111.21	N/A	N/A

The SARs give the holder the right to cash compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for five years and expire five years after vesting. The fair value of the SARs was $3,000 and $10,000 at December 31, 2012 and 2011, respectively. A credit to compensation expense was recorded totaling $6,000 in 2012, $7,000 in 2011, and $1,388,000 in 2010.

Effective December 31, 2012, the settlement provision within outstanding RSU awards was modified to allow the recipient of the awards to settle the vested RSUs in either cash or American National’s common stock. Prior to the modification, vested RSUs were converted to American National’s common stock on a one-for-one basis. This modification changes the award classification from equity to liability award. At the date of modification, American National recorded a liability of $7,974,000 with a corresponding reduction in additional paid-in capital. The liability will be remeasured and adjusted for changes in the fair value each reporting period through the vesting date. RSUs generally vest after a three-year graded vesting requirement. Certain awards vest over a shorter period as a result of retirement provisions. Compensation expense of $7,752,000, $1,873,000 and $520,000 was recorded in 2012, 2011 and 2010, respectively. The modification, which was applied consistently to all participants added an incremental cost of $0.

RS Awards entitle the participant to full dividend and voting rights. Each award has the value of one share of restricted stock and vests 10 years from the grant date. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and these awards feature a graded vesting schedule in the case of the retirement of an award holder. Restricted stock for 340,334 shares has been granted at an exercise price of zero, of which 185,334 shares are unvested. The compensation expense recorded was $2,418,000 in 2012, $2,688,000 in 2011, and $2,695,000 in 2010.

Earnings (loss) per share

Basic earnings (losses) per share were calculated using a weighted-average number of shares outstanding. The Restricted Stock resulted in diluted earnings per share as follows (in thousands, except share related data):

	Years ended December 31,
	2012	2011	2010
Weighted average shares outstanding	26,714,865	26,559,886	26,559,035
Incremental shares from restricted stock	148,809	153,332	128,123

Total shares for diluted calculations	26,863,674	26,713,218	26,687,158
Net income (loss) from continuing operations	$191,041	$190,765	$145,605
Net income (loss) from discontinued operations	—	—	(1,275)

Net income (loss) attributable to American National Insurance Company and Subsidiaries	$191,041	$190,765	$144,330

Basic earnings (loss) per share from continued operations	$7.15	$7.18	$5.48
Basic earnings (loss) per share from discontinued operations	—	—	(0.05)

Basic earnings (loss) per share	$7.15	$7.18	$5.43

Diluted earnings (loss) per share from continued operations	$7.11	$7.14	$5.46
Diluted earnings (loss) per share from discontinued operations	—	—	(0.05)

Diluted earnings (loss) per share	$7.11	$7.14	$5.41

Dividends

American National Insurance Company’s payment of dividends to stockholders is restricted by statutory regulations. The restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of statutory net gain from operations on an annual, non-cumulative basis, or 10% of statutory surplus. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2012 and December 31, 2011, American National Insurance Company’s statutory capital and surplus was $2,260,268,000 and $2,000,551,000, respectively.

The same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries. No dividends were received from insurance subsidiaries in 2012 or 2011. Net assets of insurance subsidiaries were approximately $1,535,082,000 and $1,436,489,000 at December

31, 2012 and 2011, respectively. Any transfer of these net assets to American National Insurance Company would be subject to statutory restrictions and approval.

Noncontrolling interests

American National County Mutual Insurance Company (“County Mutual”) is a mutual insurance company that is owned by its policyholders. American National has a management agreement that effectively gives it complete control of County Mutual. As a result, County Mutual is included in the consolidated financial statements of American National. Policyholder interests in the financial position of County Mutual are reflected as noncontrolling interest of $6,750,000 at December 31, 2012 and 2011.

American National Insurance Company and its subsidiaries exercise significant control or ownership of various joint ventures, resulting in their consolidation into American National’s consolidated financial statements. The interests of the joint ventures other partners are shown as Noncontrolling Interests, which were a net liability of $4,741,000 and $6,197,000 at December 31, 2012 and 2011, respectively.

During 2012 and 2011, American National increased its ownership interest with a consolidated joint venture. The effect of the change in ownership interest on American National is as shown below (in thousands):

	December 31,
	2012	2011	2010
Net Income attributable to American National	$191,041	$190,765	$144,330

Transfers to the noncontrolling interest
Decrease in American National’s paid-in capital for purchase of additional interest	(1,892)	(19,733)	—
Decrease in American National’s retained earnings for purchase of additional interest	—	(3,326)	—

Net transfers to noncontrolling interest	(1,892)	(23,059)	—

Change from net income attributable to American National and transfers to noncontrolling interest	$189,149	$167,706	$144,330

17. SEGMENT INFORMATION

Management organizes the business into five operating segments:

•

Life—markets whole, term, universal, indexed and variable life insurance on a national basis primarily through career and multiple-line agents, as well as through independent agents and direct marketing channels.

•

Annuity—offers fixed, indexed, and variable annuity products. These products are primarily sold through independent agents, brokers, and financial institutions, along with multiple-line and career agents.

•

Health—primary lines of business are Medicare Supplement, stop loss, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and managing general underwriters.

•	Property and Casualty—writes personal, commercial and credit-related property insurance. These products are primarily sold through multiple-line agents and independent agents.

•	Corporate and Other—consists of net investment income on the investments not allocated to the insurance segments and the operations of non-insurance lines of business.

The accounting policies of the segments are the same as those described in Note 2. Many of the principal factors that drive the profitability of each operating segment are separate and distinct. All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•	Recurring income from bonds and mortgage loans is allocated based on the funds allocated to each line of business at the average yield available from these assets.

•

Net investment income from all other assets is allocated to the insurance segments in accordance with the amount of equity allocated to each segment, with the remainder recorded in the Corporate and Other business segment.

•	Expenses are allocated based upon various factors, including premium and commission ratios within the respective operating segments.

The following summarizes results of operations and total assets by operating segments (in thousands):

	Years ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Income (loss) from continuing operations before federal income taxes, and equity in earnings/losses of unconsolidated affiliates
Life	$34,251	$29,511	$70,032
Annuity	96,501	69,776	62,763
Health	18,046	17,133	14,796
Property and casualty	45,425	19,486	(36,359)
Corporate and other	77,522	115,524	91,859

Total	$271,745	$251,430	$203,091

Total Assets
Life	$5,130,612	$5,096,672	$4,953,904
Annuity	11,802,579	11,585,935	10,665,854
Health	498,510	519,855	558,270
Property and casualty	2,220,898	2,284,470	2,429,280
Corporate and other	3,454,475	3,003,064	2,808,969

Total	$23,107,074	$22,489,996	$21,416,277

18. PENSION AND POSTRETIREMENT BENEFITS

Pension benefits

American National has one active, tax-qualified, defined-benefit pension plan, one inactive plan and three nonqualified defined benefit pension plans. The active plan has three separate noncontributory programs. One of the programs covers Career Sales and Service Division agents and managers. The other two programs cover salaried and management employees and corporate clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive, tax-qualified, defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added. American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Amounts recognized in the consolidated statements of financial position consist of (in thousands):

	2012	2011
Reconciliation of benefit obligation
Obligation at January 1,	$481,434	$395,173
Service cost benefits earned during period	17,596	14,082
Interest cost on projected benefit obligation	20,579	21,260
Actuarial gain	40,305	73,671
Benefits paid	(24,601)	(22,752)

Obligation at December 31,	535,313	481,434

Reconciliation of fair value of plan assets
Fair value of plan assets at January 1,	229,967	212,807
Actual return on plan assets	22,117	5,365
Employer contributions	48,531	34,547
Benefits paid	(24,601)	(22,752)

Fair value of plan assets at December 31,	276,014	229,967

Funded status at December 31,	$(259,299)	$(251,467)

The components of the combined net periodic benefit cost for the defined benefit pension plans are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Service cost	$17,596	$14,082	$12,937
Interest cost	20,579	21,260	20,884
Expected return on plan assets	(18,499)	(17,152)	(15,637)
Amortization of prior service cost	—	—	2,324
Amortization of net gain	15,921	8,609	7,713

Net periodic benefit cost	$35,597	$26,799	$28,221

Amounts related to the defined benefit pension plans recognized as a component of OCI are shown below (in thousands):

	Years ended December 31,
	2012	2011	2010
Prior service cost	$—	$—	$2,324
Net actuarial gain (loss)	(20,797)	(76,849)	(4,969)
Deferred tax benefit (expense)	7,279	26,897	926

Other comprehensive income (loss), net of tax	$(13,518)	$(49,952)	$(1,719)

The estimated net loss and prior service cost for the plan that will be amortized out of AOCI into the net periodic benefit cost over the next fiscal year are $18,300,000 and $0, respectively. Amounts recognized as a component of AOCI that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are shown below (in thousands):

	Years ended December 31,
	2012	2011
Net actuarial loss	$(198,466)	$(177,669)
Deferred tax benefit	69,463	62,184

Amounts included in accumulated other comprehensive income (loss)	$(129,003)	$(115,485)

The weighted average assumptions used are shown below:

	Used for Net	Used for Benefit
	Benefit Cost in Fiscal Year	Obligations
	1/1/2012 to 12/31/2012	as of 12/31/2012
Discount rate	4.19%	3.72%
Rate of compensation increase	3.74	3.72
Long-term rate of return	7.67	7.68

American National’s funding policy for the qualified pension plans is to make annual contributions to meet the minimum funding standards of ERISA. The unfunded plans will be funded out of general corporate assets when necessary. American National contributed $48,531,000, $34,547,000 and $24,422,000 to the qualified pension plan in 2012, 2011 and 2010, respectively. American National and its affiliates expect to contribute $28,400,000 to its qualified pension plan in fiscal year 2013.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands):

Pension Benefit Payments
2013	$29,089
2014	24,145
2015	32,491
2016	27,051
2017	26,804
2018-2021	170,648

American National utilizes third-party pricing services to estimate fair value measurements of its pension plan assets. Refer to Note 9 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services. The pension plans have no level 3 assets. The fair values of the pension plan assets by asset category are shown below (in thousands):

	December 31, 2012
	Total	Level 1	Level 2
Asset Category
Corporate debt securities	$61,735	$—	$61,735
Residential mortgage-backed securities	43	—	43
Equity securities by sector:
Consumer goods	23,414	23,414	—
Financials	21,722	21,722	—
Information technology	14,995	14,995	—
Energy and utilities	18,211	18,211	—
Healthcare	14,314	14,314	—
Industrials	10,476	10,476	—
Other	9,309	9,309	—
Commercial paper	59,700	—	59,700
Money market	1	1	—
Unallocated group annuity contract	3,720	—	3,720
Contribution receivable	375	375	—
Other	37,999	37,999	—

Total	$276,014	$150,816	$125,198

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash and cash equivalents as necessary for liquidity, debt securities up to 100% and equity securities up to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment may at the time of purchase be more than 5% of the total invested assets.

The Corporate debt securities category are investment grade bonds of U.S and foreign issuers denominated and payable in U.S. dollars from diverse industries, with a maturity of 1 to 30 years. Foreign bonds in the aggregate shall not exceed 20% of the bond portfolio. Residential mortgage-backed securities represents asset-backed securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers are allowed to choose the degree of concentration in various issues and industry sectors for the equity securities. Permitted securities are those for which there is an active market providing ready marketability of the specific security.

Commercial paper investments generally have a credit rating of A-2 Moody’s or P-2 by Standard & Poor’s with at least BBB rating on the issuer’s outstanding debt, or selected issuers with no outstanding debt.

Postretirement life and health benefits

American National provides certain health and dental benefits to retirees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future. The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with American National’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $6,018,000 and $6,135,000 at December 31, 2012 and 2011, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation. Under American National’s various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the IRS. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $1,700,000 for 2012, $1,800,000 for 2011, and $1,588,000 for 2010.

19. COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2012, were approximately $2,130,000.

American National had aggregate commitments at December 31, 2012, to purchase, expand or improve real estate, to fund fixed interest into mortgage loans, and to purchase other invested assets of $301,334,000, of which $245,564,000 is expected to be funded in 2013. The remaining $55,770,000 will be funded in 2014 and beyond.

In September 2012, American National renewed an existing $100,000,000 short-term variable rate borrowing facility containing a $55,000,000 sub-feature for the issuance of letters of credit. Borrowings under the facility are at the discretion of the lender and would be used only for funding working capital requirements. The combination of borrowings and outstanding letters of credit cannot exceed $100,000,000 at any time. As of December 31, 2012 and 2011, the outstanding letters of credit were $33,696,000 and $31,716,000, respectively, and there were no borrowings on this facility to meet liquidity requirements. This facility expires on September 30, 2013. American National expects it will be renewed on substantially equivalent terms upon expiration.

Guarantees

American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loans. As the cash values of the life insurance policies always equal or exceed the balance of the loans, management does not foresee any loss on these guarantees. The total amount of the guarantees outstanding as of December 31, 2012, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $210,327,000.

Litigation

American National and certain subsidiaries, in common with the insurance industry in general, are defendants in various lawsuits concerning alleged breaches of contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and miscellaneous other causes of action arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. We provide accruals for these items to the extent we deem the losses probable and reasonably estimable. After reviewing these matters with legal counsel, based upon information presently available, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position, liquidity or results of operations; however, assessing the eventual outcome of litigation necessarily involves forward-looking speculation as to judgments to be made by judges, juries and appellate courts in the future. Such speculation warrants caution, as the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given lawsuit. These lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on our consolidated financial position, liquidity or results of operations. With respect to the existing litigations, management currently believes that the possibility of a material judgment adverse to American National is remote and no estimate of range can be made for loss contingencies that are at least reasonably possible but not accrued.

20. RELATED PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties. These include mortgage loans, management contracts, agency commission contracts, marketing agreements, accident and health insurance contracts and legal services. The impact on the consolidated financial statements of the significant related party transactions for the periods indicated is shown below (in thousands):

		Dollar Amount of Transactions		Amount due to/(from) American National
		Years ended December 31,		December 31,
Related Party	Financial Statement Line Impacted	2012	2011	2012	2011
Gal-Tex Hotel Corporation	Mortgage loan on real estate	$1,067	$993	$8,890	$9,957
Gal-Tex Hotel Corporation	Net investment income	687	761	54	60
Greer, Herz and Adams, LLP	Other operating costs and expenses	7,610	7,377	(268)	(198)

Mortgage Loans to Gal-Tex Hotel Corporation (“Gal-Tex”): American National held a first mortgage loan issued to Gal-Tex collateralized by hotel property in San Antonio, Texas. This loan was originated in 1999, had a balance of $8,890,000 as of December 31, 2012, has a current interest rate of 7.30%, and has a final maturity date of April 1, 2019. This loan is current as to principal and interest payments.

Transactions with Greer, Herz & Adams, L.L.P.: Irwin M. Herz, Jr. is an American National advisory director and a Partner with Greer, Herz Adams, L.L.P., which serves as American National’s General Counsel.

21. DISCONTINUED OPERATIONS

On December 31, 2010, American National sold its wholly-owned broker-dealer subsidiary, Securities, Management & Research, Inc. (“SM&R”). The results of operations for this subsidiary are presented as discontinued operations in American National’s consolidated statements of operations for all periods presented. The sale resulted in a $1 million loss before taxes in 2010, which is presented as “Loss on sale” below. SM&R had previously been a component of the Corporate and Other segment. The following summarizes loss from discontinued operations for 2010:

Total revenues	$10,911
Total expenses	11,911
Loss on sale	(1,000)

Loss from discontinued operations before income tax	(2,000)
Income tax benefit	(725)

Loss from discontinued operations, net of tax	$(1,275)

Cash flows from discontinued operations in 2010 are immaterial and have been combined with cash flows from continuing operations within each category of the consolidated statements of cash flows.

22. SELECTED QUARTERLY FINANCIAL DATA

The unaudited selected quarterly financial data is shown below (in thousands, except per share data):

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Total premiums and other revenues	$742,675	$751,873	$730,962	$761,780	$760,068	$732,710	$753,355	$776,664
Total benefits, losses and expenses	679,304	690,608	712,322	724,903	670,683	657,493	653,006	698,593
Income (loss) from continuing operations before federal income tax and equity in earnings of unconsolidated affiliates	63,371	61,265	18,640	36,877	89,385	75,217	100,349	78,071
Provision (benefit) for federal income taxes	16,983	16,385	(2,384)	4,392	27,654	19,097	33,329	20,104
Equity in earnings (losses) of unconsolidated affiliates, net of tax	(1,881)	1,861	314	(2,099)	(895)	3,077	(1,443)	(2,488)
Net income (loss)	44,507	46,741	21,338	30,386	60,836	59,197	65,577	55,479
Net income (loss) attributable to noncontrolling interest	(709)	(787)	832	1,146	1,650	1,547	(556)	(868)
Net income (loss) attributable to American National Insurance Company and subsidiaries	45,216	47,528	20,506	29,240	59,186	57,650	66,133	56,347
Earnings (loss) per share attributable to American National Insurance Company and subsidiaries:
Basic	1.70	1.79	0.77	1.10	2.21	2.17	2.47	2.12
Diluted	1.69	1.78	0.76	1.09	2.20	2.16	2.46	2.11

SCHEDULE I—SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES

(in thousands)

	December 31, 2012
			Amount at Which
			Shown in the
			Consolidated
	Cost or	Estimated	Statement of
Type of Investment	Amortized Cost (1)	Fair Value	Financial Position
Fixed maturities
Bonds held-to-maturity
U.S.treasury government	$3,593	$3,662	$3,593
U.S. states and political subdivisions	393,541	433,695	393,541
Foreign governments	29,071	33,438	29,071
Corporate debt securities	7,993,167	8,735,158	7,993,167
Residential mortgage-backed securities	549,384	590,502	549,384
Collateralized debt securities	2,500	2,821	2,500
Other debt securities	38,026	41,475	38,026
Bonds available-for-sale
U.S.treasury government	19,649	20,805	20,805
U.S. states and political subdivisions	570,751	615,438	615,438
Foreign governments	5,000	7,344	7,344
Corporate debt securities	3,582,913	3,872,633	3,872,633
Residential mortgage-backed securities	89,486	94,385	94,385
Commercial mortgage-backed securities	20,933	24,442	24,442
Collateralized debt securities	17,676	19,091	19,091
Other debt securities	10,059	11,438	11,438
Equity securities
Common stocks
Consumer goods	140,337	218,215	218,215
Energy and utilities	114,274	167,287	167,287
Finance	109,839	170,172	170,172
Healthcare	80,491	136,744	136,744
Industrials	55,621	97,829	97,829
Information technology	114,314	182,153	182,153
Other	46,013	65,384	65,384
Preferred stock	27,690	37,655	37,655
Other Investments
Mortgage loans on real estate, net of allowance	3,143,011	3,441,645	3,143,011
Investment real estate, net of accumulated depreciation	463,384	—	463,384
Real estate acquired in satisfaction of debt	47,849	—	47,849
Policy loans	395,333	395,333	395,333
Options	90,419	82,625	82,625
Other long-term investments	42,479	—	42,479
Short-term investments	313,086	313,086	313,086

Total investments	$18,509,889	$19,814,455	$19,238,064

(1)	Original cost of equity securities and, as to fixed maturity securities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	December 31,
Condensed Statements of Financial Position	2012	2011
		(As Adjusted)
Assets
Fixed maturity securities	$10,368,444	$10,384,179
Equity securities	—	32,675
Mortgage loans on real estate, net of allowance	3,055,087	2,910,753
Other invested assets	1,499,792	1,629,283
Investment in subsidiaries	1,874,368	1,732,233
Deferred policy acquisition costs	1,009,731	1,070,884
Separate account assets	841,389	747,867
Other assets	811,369	663,678

Total assets	$19,460,180	$19,171,552

Liabilities
Policy liabilities	3,456,800	3,401,206
Policyholder account balances	10,787,414	10,777,128
Separate account liabilities	841,389	747,867
Other liabilities	546,741	608,060

Total liabilities	15,632,344	15,534,261

Shareholders’ equity
Common stock	30,832	30,832
Accumulated other comprehensive income	242,010	159,403
Retained earnings	3,653,280	3,545,546
Treasury stock, at cost	(98,286)	(98,490)

Total stockholders’ equity	3,827,836	3,637,291

Total liabilities and stockholders’ equity	$19,460,180	$19,171,552

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(In thousands)

	Years ended December 31,
Condensed Statements of Operations	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Premiums and policy revenues	$685,529	$654,854	$735,727
Net investment income	837,503	816,205	760,630
Realized investment gain (losses)	46,936	24,029	46,561
Other-than-temporary impairments	(12,825)	(559)	(43)
Other income	10,016	9,896	8,207

Total revenues	1,567,159	1,504,425	1,551,082

Expenses
Policyholder benefits	487,387	472,107	505,916
Other operating costs and expenses	873,119	848,938	826,879

Total expenses	1,360,506	1,321,045	1,332,795

Income (loss) from continuing operations before federal income tax, and equity in earnings (losses) of subsidiaries	206,653	183,380	218,287

Provision (benefit) for federal income taxes	72,144	63,578	78,631
Equity in earnings (losses) of subsidiaries, net of tax	56,532	70,963	4,674

Net income (loss)	$191,041	$190,765	$144,330

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)

SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in thousands)

	Years Ended December 31,
Condensed Statements of Cash Flows	2012	2011	2010
		(As Adjusted)	(As Adjusted)
OPERATING ACTIVITIES
Net income (loss)	$191,041	$190,765	$144,330
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investments (gains) losses	(46,936)	(24,029)	(46,561)
Other-than-temporary impairments	12,825	559	43
Accretion (amortization) of discounts, premiums and loan origination fees	(7,433)	(2,088)	5,159
Net capitalized interest on policy loans and mortgage loans	(22,049)	(25,054)	(26,533)
Depreciation	21,209	22,280	21,511
Interest credited to policyholders’ account balances	385,603	375,411	364,107
Charges to policyholders’ account balances	(188,009)	(179,196)	(175,846)
Deferred federal income tax (benefit) expense	14,336	19,166	14,815
Deferral of policy acquisition costs	(195,232)	(270,091)	(262,138)
Amortization of deferred policy acquisition costs	219,828	220,052	209,816
Equity in (earnings) losses of affiliates	(4,816)	(8,787)	(6,027)
Net (income) loss of subsidiaries	(51,716)	(62,176)	1,353
Distributions from equity method investments	1,686	470	353
Changes in:
Policyholder liabilities	55,594	140,371	74,647
Reinsurance recoverables	3,579	(5,415)	20,260
Premiums due and other receivables	4,762	(4,166)	(1,725)
Accrued investment income	5,916	(13,469)	(8,040)
Current tax receivable/payable	(109,736)	8,407	2,077
Liability for retirement benefits	(1,567)	(15,343)	1,577
Prepaid reinsurance premiums	15,139	5,120	8,086
Other, net	3,725	(14,941)	15,384

Net cash provided by (used in) operating activities	307,749	357,846	356,648

INVESTING ACTIVITIES
Proceeds from sale/maturity/prepayment of:
Bonds - held-to-maturity	980,794	601,713	415,835
Bonds - available for sale	409,395	287,774	624,231
Equity securities	37,311	—	32,390
Investment real estate	—	10,125	29,732
Mortgage loans	475,885	489,826	154,514
Policy loans	47,068	44,180	39,774
Other invested assets	43,410	39,019	19,407
Disposals of property and equipment	—	1,406	454
Distributions from affiliates and subsidiaries	15,469	12,051	21,624
Changes in intercompany loans	—	—	(5,212)
Payment for the purchase/origination of:
Bonds - held-to-maturity	(891,257)	(1,283,195)	(1,452,949)
Bonds - available for sale	(382,652)	(408,027)	(429,143)
Equity securities	—	—	(963)
Investment real estate	(18,281)	(18,097)	(13,628)
Mortgage loans	(642,227)	(674,752)	(526,672)
Policy loans	(29,676)	(36,255)	(33,466)
Other invested assets	(45,206)	(39,971)	(42,254)
Additions to property and equipment	(16,714)	(15,834)	(5,374)
Contributions to unconsolidated affiliates	(5,207)	(3,928)	(6,254)
Change in short-term investments	156,087	116,343	192,084
Change in investment in subsidiaries	(33,338)	(3,042)	(10,010)
Other, net	(388)	9,815	29,901

Net cash provided by (used in) investing activities	100,473	(870,849)	(965,979)

FINANCING ACTIVITIES
Policyholders’ account deposits	1,056,526	1,902,874	1,641,541
Policyholders’ account withdrawals	(1,244,382)	(1,303,244)	(957,096)
Dividends to stockholders	(82,657)	(82,609)	(82,607)

Net cash provided by (used in) financing activities	(270,513)	517,021	601,838

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	137,710	4,018	(7,493)
Beginning of the year	35,119	31,101	38,594

End of year	$172,829	$35,119	$31,101

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE III—SUPPLEMENTARY INSURANCE INFORMATION

(in thousands)

		Future Policy				Benefits,	Amortization
	Deferred	Benefits, Policy and				Claims, Losses	of Deferred
	Policy	Contract Claims			Net	and	Policy	Other
	Acquisition	and Participating	Unearned	Premium	Investment	Settlement	Acquisition	Operating	Premiums
Segment	Cost	Policyholder Share	Premiums	Revenue	Income (1)	Expenses	Costs	Expenses (2)	Written
2012
Corportate & Other	$—	$—	$—	$—	$64,944	$—	$—	$61,535	$—
Life	653,416	4,407,753	36,056	281,621	235,712	340,003	73,710	183,040	—
Annuities	406,540	11,035,348	—	116,393	603,349	156,619	90,523	45,317	—
Health	49,206	376,173	50,366	223,773	11,789	155,825	16,908	44,966	—
Property & Casualty	138,513	896,660	671,110	1,082,386	69,604	793,281	227,749	120,888	1,047,211

Total	$1,247,675	$16,715,934	$757,532	$1,704,173	$985,398	$1,445,728	$408,890	$455,746	$1,047,211

2011 (As adjusted)
Corportate & Other	$—	$—	$—	$—	$66,699	$—	$—	$45,021	$—
Life	651,580	4,402,115	38,852	277,724	238,275	344,328	74,775	173,188	—
Annuities	463,036	10,878,074	4	94,753	577,707	135,735	86,852	72,201	—
Health	55,096	367,531	55,811	231,793	13,413	159,289	20,987	47,160	—
Property & Casualty	150,981	911,073	702,731	1,144,342	72,071	873,208	226,675	124,336	1,137,445

Total	$1,320,693	$16,558,793	$797,398	$1,748,612	$968,165	$1,512,560	$409,289	$461,906	$1,137,445

2010 (As adjusted)
Corportate & Other	$—	$—	$—	$—	$53,317	$—	$—	$38,695	$—
Life	646,894	4,227,513	45,875	282,160	234,905	294,177	79,609	178,278	—
Annuities	440,328	10,130,588	—	174,193	535,581	205,948	71,686	71,202	—
Health	64,268	248,867	65,631	263,294	15,492	184,554	22,924	49,627	—
Property & Casualty	135,016	927,026	712,793	1,158,261	72,620	923,736	234,988	124,410	1,154,415

Total	$1,286,506	$15,533,994	$824,299	$1,877,908	$911,915	$1,608,415	$409,207	$462,212	$1,154,415

(1)	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(2)	Identifiable expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium ratio within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE IV—REINSURANCE

(in thousands)

		Ceded to	Assumed		Percentage of
	Direct	Other	from Other	Net	Amount
	Amount	Companies	Companies	Amount	Assumed to Net
Year Ended December 31, 2012
Life insurance in-force	$72,884,984	$30,477,364	$103,576	$42,511,196	0.2%

Premiums earned
Life and Annuity	$488,891	$93,066	$2,189	$398,014	0.5
Accident and health	269,373	197,759	152,159	223,773	68.0
Property and casualty	1,212,814	135,598	5,170	1,082,386	0.5

Total premiums	$1,971,078	$426,423	$159,518	$1,704,173	9.4

Year Ended December 31, 2011
Life insurance in-force	$69,912,598	$31,659,740	$244,028	$38,496,886	0.6

Premiums earned
Life and Annuity	$461,711	$92,208	$2,974	$372,477	0.8
Accident and health	250,788	161,983	142,988	231,793	61.7
Property and casualty	1,266,411	126,237	4,168	1,144,342	0.4

Total premiums	$1,978,910	$380,428	$150,130	$1,748,612	8.6

Year Ended December 31, 2010
Life insurance in-force	$69,318,974	$31,616,049	$479,528	$38,182,453	1.3

Premiums earned
Life and Annuity	$541,096	$90,459	$5,716	$456,353	1.3
Accident and health	279,093	120,563	104,764	263,294	39.8
Property and casualty	1,275,722	121,836	4,375	1,158,261	0.4

Total premiums	$2,095,911	$332,858	$114,855	$1,877,908	6.1

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE V—VALUATION AND QUALIFYING ACCOUNTS

(IN THOUSANDS)

		Additions	Deductions
	Balance at				Balance at
	Beginning of	Charged to		Change in	End of
	Period	Expense	Written off	Estimate (1)	Period
2012
Investment valuation allowances:
Mortgage loans on real estate	$11,321	$2,973	$(2,277)	$(5)	$12,012

2011
Investment valuation allowances:
Mortgage loans on real estate	$13,788	$—	$(1,900)	$(567)	$11,321

2010
Investment valuation allowances:
Mortgage loans on real estate	$23,290	$(394)	$(1,676)	$(7,432)	$13,788

(1)	Decrease in the required valuation allowance for mortgage loans as a result of changes to the estimate in calculating the mortgage loan allowance based on enhanced methodology.

See accompanying Report of Independent Registered Public Accounting Firm.

WQVA Part C

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2003 through December 31, 2012.

2. Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2012 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2012 and for each of the years in the three (3) year period ended December 31, 2012.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 3(a) – Distribution and Selling Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 29, 2011].

Exhibit 3(b) – Termination of Distribution and Selling Agreement (filed herewith).

Exhibit 3(c) – Distribution and Administrative Services Agreement (filed herewith)

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4(a) — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(b) — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(c) — Form of Non-Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(d) — Form of Qualified Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(e) — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(f) — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(g) — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(h) — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4(i) — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4(j) — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant’s pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6(a) — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6(b) — Copy of the By-laws of the Depositor [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30,2004].

Exhibit 7(b) – Letter dated August 7, 2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on April 30, 2010].

Exhibit 8(a) — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(b) — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(c) — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(d) — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(e) — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(f) — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(g) — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant’s Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8(h) — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of independent accountants for KPMG L.L.P. (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant’s post effective amendment number six, filed on April 29, 2005).

Item 25. Directors and Officers of Depositor

The principal business address of the directors and officers, unless otherwise indicated, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Directors

Name	Business Address
Arthur Oleen Dummer	955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott	3603 Broadmoor
Pasadena, TX 77505

James Edward Pozzi	President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg	The Moody Foundation
3710 Rawlins Street, #910
Dallas, TX 75219

Robert Lee Moody	Chairman of the Board and
Chief Executive Officer
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody	American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV	2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough	2621 Gerol Drive
Galveston, TX 77551

Frank Pieri Williamson	301 Barracuda
Galveston, TX 77550

George Richard Ferdinandtsen	American National Insurance Company
(Advisory)	One Moody Plaza
Galveston, TX 77550

Officers

Name	Office
George Richard Ferdinandtsen	Vice Chairman of the Board

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

John Joseph Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer and Treasurer

Hoyt J. Strickland	Executive Vice President, Director, Career Sales & Service Division

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Steven Harvey Schouweiler	Executive Vice President, Health Insurance Operations
2450 South Shore Boulevard
League City, TX 77573

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny David Johnson	Senior Vice President, Corporate Business Process Officer & CIO

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

William Franklin Carlton	Senior Vice President and Corporate Controller

Gordon Dennis Dixon	Senior Vice President, Stock/Bond Investments
2450 South Shore Boulevard
League City, TX 77573

Bernard Stephen Gerwel	Senior Vice President, Chief Information/Innovation Officer - ML
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme	Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Corporate Human Resources Officer

James Walter Pangburn	Senior Vice President, Credit Insurance Division
2911 South Shore Boulevard, Suite 130
League City, TX 77573

Ronald Clark Price	Senior Vice President, Chief Marketing Officer—Career Life Agencies

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Marketing Officer
1949 East Sunshine
Springfield, MO 65899

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services
3030 Invincible
League City, TX 77573

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Barry Charles Cooper	Vice President, Reporting and Life Controller

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Lee Chad Ferrell	Vice President, Independent Marketing Group Operations

Denny Walton Fisher, Jr.	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

Deborah Kay Janson	Vice President, Corporate Planning

Charles Jordan Jones	Vice President, Health Underwriting/New Business
2450 South Shore Boulevard
League City, TX 77573

Richard Steven Katz	Vice President, Direct Marketing & Sales
2450 South Shore Boulevard
League City, TX 77573

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Darren William King	Vice President, Equities
2450 South Shore Boulevard
League City, TX 77573

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Murray A. Klein	Vice President, Financial Marketing
2450 South Shore Boulevard
League City, TX 77573

Craig Warren Klenk	Vice President, Brokerage Sales

Sara Liane Latham	Vice President and Associate Actuary

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income
2450 South Shore Boulevard
League City, TX 77573

George Arthur Macke	Vice President, General Auditor

John Spencer Maidlow	Vice President, Portfolio Management
2450 South Shore Boulevard
League City, TX 77573

Bradley Wayne Manning	Vice President, Claims & CSC
2525 South Shore Boulevard
League City, TX 77573

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

James Brian McEniry	Vice President, Director Desktop & Networking Services
3030 Invincible
League City, TX 77573

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

Richard Clarence Putz	Vice President, IT Security, Compliance & Risk

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency (MLEA)

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

Wayne Allen Smith	Vice President, Career Sales & Service Division

James Patrick Stelling	Vice President, Group/Health Operations
2450 South Shore Boulevard
League City, TX 77573

Clarence Ellsworth Tipton	Vice President and Senior Health Actuary

William Henry Watson, III	Vice President, Chief Health Actuary

Christine Kelly Benefield	Asst. Vice President, Securities & Insurance Compliance Attorney

Patricia Ann Boudreaux	Asst. Vice President, Marketing Support

Elden James Brashaw	Asst. Vice President, Corporate Financial Control

John Thomas Burchett	Asst. Vice President, Expense Management
2525 South Shore Boulevard
League City, TX 77573

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Kristen Vallon Clause	Asst. Vice President, Special Projects
2525 South Shore Boulevard
League City, TX 77573

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Nancy Maureen Day	Asst. Vice President, Pension Administration

Charlie Delgado	Asst. Vice President, Credit Insurance Finance & Risk Management
2450 South Shore Boulevard
League City, TX 77573

Dustin Joseph Dusek	Asst. Vice President, Assistant Actuary

Christopher Keith Falconer	Asst. Vice President, Assistant Actuary

Barbara N. Falkenhagen	Asst. Vice President, Corporate Planning

John Joseph Gara	Asst. Vice President, Marketing/Career Development CSSD

Renee E. Garrett	Asst. Vice President, Life/Annuity Systems

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance
2450 South Shore Boulevard
League City, TX 77573

Barbara Jean Huerta	Asst. Vice President, ITS Financial Systems
3030 Invincible
League City, TX 77573

Carol Ann Kratz	Asst. Vice President, Human Resources
4500 Lockhill-Selma Road
San Antonio, TX 78249

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax & Payroll

Thad Michael Luikart	Asst. Vice President, Life Policy Administration

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Enterprise Systems

Tracy Leigh Milina	Asst. Vice President, Health Administration

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services
2450 South Shore Boulevard
League City, TX 77573

Jon R. O’Neal	Asst. Vice President, Director-Life Marketing Sales Program

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA
Security Officer
2450 South Shore Boulevard
League City, TX 77573

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer
Anti-Money Laundering

Michael Rossi	Asst. Vice President, Chief Investigator and Corporate Security

Gail Sawyer	Asst. Vice President, Health & Financial Systems

David Harvin Schutz	Asst. Vice President, National Accounts

Olivia Mary Smith	Asst. Vice President, Human Resources
2450 South Shore Boulevard
League City, TX 77573

Deanna Denise Snedden	Asst. Vice President, Assistant Treasurer
2525 South Shore Boulevard
League City, TX 77573

Chuck Ward Swearingen	Asst. Vice President, Enterprise Architecture

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger	Asst. Vice President, National Business Development Executive

Deanna Lynn Walton	Asst. Vice President, Field Systems

Jimmy N. Watson	Asst. Vice President, Data Communication Messaging
3030 Invincible Circle
League City, TX 77573

Jeanette Elizabeth Cernosek	Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts, American National Variable Life Separate Account and American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody. Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 45% of the outstanding stock of American National Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank. Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company	Gal-Tex Hospitality Partners, LLC
1859 Historic Hotels, Ltd.	Gal-Tenn Hotel Corporation
1859 Management Partners GP, LLC	LHH Hospitality, Inc.
1859 Management Partners, LP	Kentucky Landmark Hotels, L.L.C.
Colorado Landmark Hotels, L.L.C.	Virginia Landmark Hotels, L.L.C.

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity: 121 Village, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity: Alternative Benefit Management, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National Administrators, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National County Mutual Insurance Company

Entity Form: a Texas mutual insurance company

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity: American National of Delaware Corporation

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National Financial Corporation

Entity Form: a Texas corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National Financial Corporation (Delaware)

Entity Form: a Delaware corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National Financial Corporation (Nevada)

Entity Form: a Nevada corporation (inactive)

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: American National General Insurance Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Insurance Service Company

Entity Form: a Missouri corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Life Holdings, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: American National Life Insurance Company of New York

Entity Form: a New York insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Life Insurance Company of Texas

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: American National Lloyds Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: ANPAC Lloyds Insurance Management, Inc. is attorney-in-fact.

Entity: American National Property and Casualty Company

Entity Form: a Missouri insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holdings, Inc.

Entity: American National Property & Casualty Holdings, Inc.

Entity Form: a Delaware corporation

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: American National Registered Investment Advisor, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/CAN Investments, Inc.

Entity Form: a Canadian corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Entity: ANCAP Jasper, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: ANCAP Jasper II, LLC

Entity Form: a South Carolina limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: ANDV 97, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Entity: Anford Pinnacle, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: ANH20, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned by ANREM Corporation.

Entity: ANICO Eagle, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of Eagle AN, L.P.

Entity: ANICO Eagle 99, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Entity: ANICO Financial Services, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: ANIND TX, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC.

Entity: ANPAC Lloyds Insurance Management, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPAC Louisiana Insurance Company

Entity Form: a Louisiana corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC. owns a 99% limited partnership interest; ANIND TX, LLC. owns a 1% general partnership interest.

Entity: ANREINV, LLC.

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, LLC.

Entity: ANREM Corporation

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, LLC.

Entity: AN Stonebriar, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANREINV, LLC. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity: ANTAC, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, LTD.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI GS, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Baron Phoenix Apts., LLC

Entity Form: an Arizona limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity: Bayport II Mountain West Houston, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity: Baywood Project, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% limited partnership interest.

Entity: Canyon Crossroads Apartments, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Entity: Cedar Crossing Mountain West Houston LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity: Comprehensive Investment Services, Inc.

Entity Form: a Nevada corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: The District at Greenbriar LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: 50% owned by ANTAC, LLC.

Entity: Eagle AN, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANICO Eagle 99, LLC owns a 99% limited partnership interest. ANIND TX, LLC. owns a 1% general partnership interest.

Entity: Eagle Ind., L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest; ANIND TX, LLC. owns a 1% general partnership interest.

Entity: Enclave Apartments, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Entity: Farm Family Casualty Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity: Farm Family Financial Services, Inc.

Entity Form: a New York corporation.

Ownership of Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity: Farm Family Life Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity: Galveston Island Water Park, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANH2O, Inc. is 1% general partner; Preston 121 Partners, Ltd. is 59% limited partner.

Entity: Garden State Life Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Wholly owned by Eagle AN, L.P.

Entity: Grant Road Office, LLC

Entity Form: a California limited liability company

Ownership or Other Basis of Control: 60% owned by ANICO Eagle, LLC.

Entity: Harbour Title Company (a/k/a Lawyers Title of Galveston)

Entity Form: a Texas corporation

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50%.

Entity: I-10 Industrial Development LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% interest.

Entity: Kearns Building Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra)

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MRPL Retail Partners II, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MWBP, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: Muir Lake, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: 60% owned by ANTAC, LLC.

Entity: North Central Apartments, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: Pacific Property and Casualty Company

Entity Form: a California corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: Parmenter 220 East Las Colinas Blvd., LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: PCO Battery Brooke Parkway, LP

Entity Form: a Virginia limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Entity: PCO Carolina Pines, LP

Entity Form: a South Carolina limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Entity: PCO Kent Drive, LP

Entity Form: a Georgia limited partnership

Ownership or Other Basis of Control: ANPIN, LP owns a 98% interest; ANIND, TX, LLC owns 1%.

Entity: Preston 121 Partners, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANIND TX, LLC. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Entity: Remington West Apartments, LLC

Entity Form: a Colorado limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.

Entity: RREC Evans Ranch, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 72% interest.

Entity: RREC Stone Oak, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 72% interest.

Entity: Rural Agency and Brokerage, Inc.

Entity Form: a New York corporation

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Entity: Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: a New Hampshire corporation

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns 25%.

Entity: Rutledge Partners, L.P.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: South Shore Harbour Development, Ltd.

Entity Form: a Texas limited partnership

Ownership or Other Basis of Control: ANTAC, LLC owns a 95% limited partnership interest. ANREM Corp. owns a 5% general partnership interest.

Entity: SPI Beach Resort Waterpark, LLC

Entity Form: a Texas limited liability company

Ownership or Other Basis of Control: ANTAC, LLC owns a 50% interest.

Entity: Standard Life and Accident Insurance Company

Entity Form: a Texas insurance company

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Standard Plus, Inc.

Entity Form: a Texas corporation

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity: Town and Country Joint Venture

Entity Form: a Texas joint venture

Ownership or Other Basis of Control: ANDV 97, LLC. owns a 86.65% limited partnership interest.

Entity: United Farm Family Insurance Company

Entity Form: a New York insurance company

Ownership or Other Basis of Control: American National Property & Casualty Holdings, Inc. owns 100%.

Item 27. Number of Contract Owners

As of March 31, 2013, there were 365 owners of Qualified Contracts and 228 owners of Non-Qualified Contracts covered by this registration statement.

Item 28. Indemnification

The following provision is in the Distribution and Selling Agreement:

“Indemnification by the Company. Except as otherwise expressly provided, the Company shall indemnify, defend and hold harmless the Distributor and its officers, directors, employees, agents and representatives and each person who controls the Distributor within the meaning of Section 15 of the Securities Act or Section 20 of the Exchange Act (collectively, the “Distributor Indemnified Parties”) against any and all losses, costs, fees, fines, penalties, expenses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including reasonable attorney’s fees and other legal expenses), to which the Distributor Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, costs, fees, fines, penalties, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the Contracts and:

a.	arise out of or are based upon any untrue statements of any material fact contained in the Disclosure Documents, the Registration Statements or the Sales Literature, or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Distributor Indemnified Party if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Distributor;

b.	arise out of or as a result of the negligent or wrongful conduct of the Company or persons under its control, with respect to the Contracts;

c.	arise out of or as a result of the material failure of the Separate Accounts to comply with the Company Act in all material respects or the failure of the Company to comply with applicable state insurance law in the administration of the Separate Accounts;

d.	arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement;

e.	arise out of or result from any material breach of any representation made by the Company or the Separate Accounts in this Agreement or arise out of or result from any other material breach of this Agreement by the Company or the Separate Accounts; or

f.	arise out of or result from the failure of the Registration Statements, the Disclosure Documents or the Sales Literature to comply in any material respect with applicable law or regulation, unless such failure is attributable to information furnished by or on behalf of the Distributor.”

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the Variable Annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	ANICO Financial Services, Inc. serves as principal underwriter to the American National Variable Annuity Separate Account. Securities Management and Research, Inc. served as principal underwriter to the American National Separate Account until September 4, 2012.

(b)	The Registrant’s principal underwriter is ANICO Financial Services, Inc. The following are the officers and directors of ANICO Financial Services, Inc.:

Name	Position	Principal Business Address

James E. Pozzi	Director, Chairman of the Board	One Moody Plaza
Galveston, Texas 77550
John J. Dunn, Jr.	Director	One Moody Plaza
Galveston, Texas 77550
David A. Behrens	Director	One Moody Plaza
Galveston, Texas 77550
James A. Collura	President, Chief Executive Officer	One Moody Plaza
Galveston, Texas 77550
Dwain A. Akins	Vice President, Chief Compliance	One Moody Plaza, Suite 1423
	Officer	Galveston, Texas 77550
Steven D. Geib	Vice President, Chief Financial	One Moody Plaza
	Officer, Controller	Galveston, Texas 77550

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$1,455,701	N/A	N/A	N/A

ANICO Financial Services, Inc.	$626,024	N/A	N/A	N/A

Item 30. Locations of Account and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.

(d)	The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;

3.	Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.	Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)	Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 26th day of April, 2013.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board and
Chief Executive Officer

By: /s/ James E. Pozzi
James E. Pozzi
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board and
Chief Executive Officer

By: /s/ James E. Pozzi
James E. Pozzi
President
Chief Operating Officer

Attest By: /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 26th day of April, 2013.

Name	Title
John J. Dunn, Jr.	Executive Vice President, Corporate Chief Financial Officer
and Treasurer (Principal Financial Officer)
William F. Carlton	Senior Vice President and Corporate Controller (Principal
Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
James E. Pozzi	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director
G. Richard Ferdinandtsen	Advisory Director, Vice Chairman of the Board